UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Life of class A
Class A (incl. 2.75% sales charge)	17.00%	2.95%	3.52%
Class T (incl. 2.75% sales charge)	16.89%	2.94%	3.46%
Class B (incl. contingent deferred sales charge) B	16.24%	2.74%	3.39%
Class C (incl. contingent deferred sales charge) C	18.43%	2.83%	3.15%

A From August 16, 2000.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 3.5%, 1.5%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Class A on August 31, 2000, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® (S&P®)/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period.

* From August 31, 2000 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned 31.61% for the year ending October 31, 2009, a staggering 25.54% of which was from capital appreciation. The fourth quarter of 2008 was the worst three-month period on record for the loan market, driven by rising defaults, a dismal economic backdrop, scarce liquidity and weak demand. We began 2009 with yields and prices at levels never seen in the history of the loan market: The S&P/LSTA index ended 2008 with an average price of 62% of par, a nominal spread of LIBOR (London Interbank Offered Rate) + 2.67% and an implied discounted spread of LIBOR + 23.6%. The loan-market rally was driven predominantly by technical factors and an improving outlook for the U.S. economy. As the market's fears were calmed, demand increased due to repayments, corporate buybacks and increased investments from traditional and non-traditional investors alike. Supply shrank as the trickle of new issuance could not keep pace with the rate of repayments and bond-for-loan takeouts. Liquidity returned to the markets later in the period, allowing companies to avoid bankruptcy by refinancing existing debt. Accordingly, while defaults rose steadily, reaching a record 10.7% as of the end of October 2009, the extreme defaults that many market participants expected this year were avoided.

Comments from Christine McConnell, Portfolio Manager of Fidelity® Advisor Floating Rate High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 20.31%, 20.20%, 19.74%, and 19.43%, respectively (excluding sales charges), trailing the S&P/LSTA index. Major detractors from relative performance included security selection within the telecommunications and cable/satellite TV sectors, particularly an early-period underweighting in Alltel and second-half overweightings in Cablevision, Charter Communications and Intelsat. Security selection in health care also dampened results, led by stakes in Community Health Systems and HCA Healthcare. A sizable average cash position held during the period hurt as well. Limited supply in the loan market made it difficult to put new money to work quickly. The fund's bias toward higher credit quality helped in the first half of the period but detracted in the second half as lower-quality issues outperformed. Contributing to performance was security selection and an underweighting in publishing, including not owning weak-performing index component Tribune Co., and a strong out-of-benchmark pick in waste hauler Allied Waste, which merged with Republic Services. Underweighting independent power producer TXU also aided results, as did an overweighting in auto-parts maker Visteon. Some of the contributors and detractors mentioned were sold before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.03%
Actual		$ 1,000.00	$ 1,096.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class T	1.03%
Actual		$ 1,000.00	$ 1,096.50	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class B	1.55%
Actual		$ 1,000.00	$ 1,093.70	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class C	1.76%
Actual		$ 1,000.00	$ 1,092.40	$ 9.28
Hypothetical A		$ 1,000.00	$ 1,016.33	$ 8.94
Fidelity Floating Rate High Income Fund	.74%
Actual		$ 1,000.00	$ 1,098.10	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,098.10	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	3.5
Charter Communications Operating LLC	2.7	2.8
Community Health Systems, Inc.	2.6	2.7
CSC Holdings, Inc.	2.4	2.6
Qwest Corp.	2.2	2.0
	13.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.9	13.6
Telecommunications	9.9	9.9
Electric Utilities	9.0	8.3
Cable TV	8.7	9.1
Chemicals	5.0	4.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 8.3%	BBB 6.3%
BB 44.2%	BB 48.9%
B 26.5%	B 16.9%
CCC,CC,C 5.0%	CCC,CC,C 3.3%
D 1.1%	D 3.0%
Not Rated 7.8%	Not Rated 6.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 15.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Floating Rate Loans 76.5%		Floating Rate Loans 77.7%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.3%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 15.0%
* Foreign investments	5.8%	** Foreign investments	3.3%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Floating Rate Loans (g) - 76.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (e)	$ 3,950	$ 3,930
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (e)	7,500	7,575
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0344% 9/30/13 (e)	16,569	15,907
Sequa Corp. term loan 3.881% 12/3/14 (e)	2,000	1,740
TransDigm, Inc. term loan 2.2894% 6/23/13 (e)	14,340	13,766
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.5% 9/29/13 (e)	4,576	4,347
		47,265
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 1LN, term loan 8.75% 9/27/13 (e)	3,815	3,820
Automotive - 3.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (e)	22,390	17,184
Tranche C, term loan 2.1875% 12/27/15 (e)	11,423	8,710
Ford Motor Co. term loan 3.2875% 12/15/13 (e)	43,649	38,956
Lear Corp. term loan 7.5% 10/25/14 (e)	4,455	4,477
Oshkosh Co. Tranche B, term loan 6.3163% 12/6/13 (e)	3,215	3,199
Rexnord Corp. Tranche B, term loan 2.7862% 7/19/13 (e)	1,989	1,909
Tenneco, Inc. Credit-Linked Deposit 5.7456% 3/16/14 (e)	8,000	7,520
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (e)	39,500	35,155
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (e)	8,844	8,844
Visteon Corp. term loan 4.426% 6/13/13 (b)(e)	10,000	8,550
		134,504
Broadcasting - 2.9%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13	2,000	1,380
Tranche B, term loan 2.04% 6/12/14 (e)	7,000	4,690
Entravision Communication Corp. term loan 5.54% 3/29/13 (e)	593	551
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,787	1,617
Nexstar Broadcasting, Inc. Tranche B, term loan 5.0017% 10/1/12 (e)	19,378	17,052
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp. term loan 4.3444% 1/15/12 (b)(e)	$ 4,000	$ 920
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,430	5,208
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.75% 10/23/15 (e)	6,000	6,030
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (e)	67,005	53,604
VNU, Inc. term loan 2.2444% 8/9/13 (e)	22,138	20,312
		111,364
Cable TV - 8.0%
Cequel Communications LLC Tranche 1LN, term loan 2.2445% 11/5/13 (e)	9,934	9,412
Charter Communications Operating LLC:
term loan 9.25% 3/6/14 (e)	7,902	8,001
Tranche B 1LN, term loan 6.25% 3/6/14 (e)	107,560	98,149
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (e)	84,925	80,891
DIRECTV Holdings LLC:
Tranche B, term loan 1.7429% 4/13/13 (e)	37,168	36,238
Tranche C, term loan 5.25% 4/13/13 (e)	9,396	9,373
Discovery Communications, Inc.:
term loan 2.2825% 5/14/14 (e)	24,550	23,691
Tranche C, term loan 5.25% 5/14/14 (e)	11,940	12,089
Insight Midwest Holdings LLC Tranche B, term loan 2.29% 4/6/14 (e)	6,750	6,413
Mediacom LLC Tranche D, term loan 5.5% 3/31/17 (e)	3,000	2,985
San Juan Cable, Inc. Tranche 1LN, term loan 2.04% 10/31/12 (e)	4,682	4,355
UPC Broadband Holding BV:
Tranche N1, term loan 1.9963% 12/31/14 (e)	15,008	13,957
Tranche T, term loan 3.7463% 12/31/16 (e)	3,000	2,873
		308,427
Capital Goods - 3.0%
Amsted Industries, Inc.:
term loan 2.2895% 4/5/13 (e)	4,665	4,198
Tranche DD, term loan 2.3977% 4/5/13 (e)	3,027	2,724
Ashtead Group PLC term loan 2.0625% 8/31/11 (e)	2,688	2,560
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,792	5,785
Bucyrus International, Inc. Tranche B, term loan 1.8677% 5/4/14 (e)	12,092	11,729
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (e)	$ 2,806	$ 2,764
Dresser, Inc. Tranche B 1LN, term loan 2.6794% 5/4/14 (e)	29,319	27,193
EnergySolutions, Inc.:
Credit-Linked Deposit 4% 6/7/13 (e)	317	296
term loan 4.05% 6/7/13 (e)	6,580	6,547
Flowserve Corp. term loan 1.8125% 8/10/12 (e)	33,006	32,016
Polypore, Inc. Tranche B, term loan 2.46% 7/3/14 (e)	3,910	3,617
Rexnord Corp. Tranche B A0, term loan 2.5% 7/19/13 (e)	2,893	2,748
Sensus Metering Systems, Inc. Tranche B term loan 2.2841% 12/17/10 (e)	4,487	4,341
Terex Corp. term loan 4.3475% 7/14/13 (e)	10,225	10,020
		116,538
Chemicals - 4.6%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (e)	5,198	5,250
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9956% 4/2/13 (e)	5,526	4,974
term loan 2.0369% 4/2/14 (e)	39,130	36,293
Ferro Corp. Tranche B, term loan 6.2837% 6/6/12 (e)	2,000	1,900
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	4,000	3,980
Georgia Gulf Corp. term loan 10% 10/3/13 (e)	14,386	14,314
Huntsman International LLC Tranche B, term loan 1.9938% 4/19/14 (e)	19,320	17,436
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	3,050
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	3,050
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (e)(h)	30,585	31,809
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (e)	2,057	1,759
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (e)	12,675	10,521
Nalco Co.:
term loan 5.75% 5/6/16 (e)	19,925	20,274
Tranche B, term loan 2.0625% 11/4/10 (e)	6,461	6,428
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	8,970	9,060
Solutia, Inc. term loan 7.25% 2/28/14 (e)	5,884	5,973
		176,071
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.4%
Jarden Corp.:
Tranche B1, term loan 2.0325% 1/24/12 (e)	$ 1,646	$ 1,584
Tranche B4, term loan 3.5325% 1/26/15 (e)	1,874	1,855
Jostens IH Corp. Tranche C, term loan 2.6369% 12/21/11 (e)	1,366	1,344
Revlon Consumer Products Corp. term loan 4.2945% 1/15/12 (e)	7,000	6,773
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (e)	98	95
Tranche B1, term loan 8.0001% 6/30/12 (e)	1,899	1,851
Weight Watchers International, Inc. Tranche B, term loan 1.7858% 1/26/14 (e)	1,886	1,792
		15,294
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	13,036	13,036
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (e)	4,977	4,268
BWAY Corp. Tranche B, term loan 2.5291% 7/17/13 (e)	1,908	1,784
Crown Holdings, Inc.:
term loan B 1.995% 11/15/12 (e)	15,035	14,584
Tranche B, term loan 1.995% 11/15/12 (e)	9,501	9,216
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7444% 6/14/13 (e)	26,122	25,469
		68,357
Diversified Financial Services - 0.9%
Ameritrade Holding Corp. Tranche B, term loan 1.75% 1/23/13 (e)	6,753	6,500
BRSP LLC term loan 7.5% 6/24/14 (e)	5,000	4,675
Clear Channel Capital I LLC Tranche B, term loan 3.8938% 1/29/16 (e)	15,000	10,500
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (e)	1,990	1,905
Nuveen Investments, Inc. term loan 3.2819% 11/13/14 (e)	4,044	3,437
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2897% 12/15/11 (e)	195	186
Credit-Linked Deposit 2.2897% 12/15/13 (e)	623	592
Tranche 1LN, term loan 2.2429% 12/15/13 (e)	1,697	1,612
Tranche 2LN, term loan 4.5014% 12/15/14 (e)	4,825	4,125
		33,532
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	$ 9,602	$ 9,530
LBI Media, Inc. term loan 1.7429% 3/31/12 (e)	2,220	1,842
Thomson Media, Inc. Tranche B1, term loan 5.29% 11/8/11 (e)	960	777
		12,149
Electric Utilities - 7.6%
AES Corp. term loan 3.29% 8/10/11 (e)	14,732	14,217
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (e)	2,708	2,519
term loan 3.2825% 3/30/14 (e)	27,236	25,329
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (e)	38,057	34,631
Covanta Energy Corp.:
term loan 1.75% 2/9/14 (e)	5,877	5,583
Credit-Linked Deposit 1.6869% 2/9/14 (e)	2,967	2,819
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	32,094	30,970
Tranche B, term loan 4% 4/2/13 (e)	2,851	2,751
Energy Investors Funds term loan 1.995% 4/11/14 (e)	2,642	2,497
MACH Gen LLC Credit-Linked Deposit 2.2825% 2/22/13 (e)	182	167
Mirant North America LLC term loan 1.9929% 1/3/13 (e)	20,149	19,192
NRG Energy, Inc.:
term loan 2.0214% 2/1/13 (e)	44,859	41,944
Credit-Linked Deposit 2.0325% 2/1/13 (e)	28,314	26,474
NSG Holdings LLC:
Credit-Linked Deposit 1.799% 6/15/14 (e)	247	230
Tranche B, term loan 1.799% 6/15/14 (e)	1,476	1,372
Reliant Energy, Inc. Credit-Linked Deposit 1.9763% 6/30/14 (e)	11,150	10,537
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (e)	37,715	28,993
Tranche B2, term loan 3.7446% 10/10/14 (e)	14,643	11,275
Tranche B3, term loan 3.7446% 10/10/14 (e)	45,058	34,244
		295,744
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.6%
Alon USA, Inc. term loan 2.4929% 8/4/13 (e)	$ 1,881	$ 1,535
Citgo Petroleum Corp. Tranche B, term loan 1.7231% 11/15/12 (e)	11,495	10,690
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (e)	1,555	1,508
Compagnie Generale de Geophysique SA term loan 3.9249% 1/12/14 (e)	1,374	1,346
MEG Energy Corp.:
term loan 2.29% 4/3/13 (e)	1,432	1,332
Tranche DD, term loan 2.29% 4/3/13 (e)	1,460	1,358
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	564	516
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	4,375	4,003
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.2825% 10/31/12 (e)	418	412
term loan 2.2429% 10/31/12 (e)	545	538
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	1,484	1,432
		24,670
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (e)	5,069	2,788
Tranche B1, term loan 20.5% 4/8/12 (e)	3,964	2,180
		4,968
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.24% 3/30/14 (e)	459	370
Food and Drug Retail - 1.2%
GNC Corp. term loan 2.5246% 9/16/13 (e)	2,853	2,639
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	1,995	1,865
Tranche ABL, term loan 2% 6/4/14 (e)	11,373	9,780
Tranche B4, term loan 9.5% 6/15/15 (e)	20,000	20,550
SUPERVALU, Inc. Tranche B, term loan 1.5306% 6/2/12 (e)	14,288	13,645
		48,479
Food/Beverage/Tobacco - 2.2%
Constellation Brands, Inc. Tranche B, term loan 1.75% 6/5/13 (e)	35,313	33,901
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 1.6649% 4/2/14 (e)	$ 24,489	$ 22,653
Del Monte Corp. Tranche B, term loan 1.7666% 2/8/12 (e)	5,082	4,936
Herbalife International, Inc. term loan 1.74% 7/21/13 (e)	1,679	1,587
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (e)	2,275	2,298
Reddy Ice Group, Inc. term loan 1.995% 8/12/12 (e)	2,000	1,760
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,051	17,243
		84,378
Gaming - 2.5%
Ameristar Casinos, Inc. term loan 3.5341% 11/10/12 (e)	4,836	4,800
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (e)	1,235	1,217
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2822% 1/28/15 (e)	3,688	2,941
Tranche B2, term loan 3.2822% 1/28/15 (e)	5,890	4,712
Tranche B3, term loan 3.2822% 1/28/15 (e)	2,863	2,283
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (e)	5,000	4,907
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (e)	1,172	938
Tranche B, term loan 2.04% 5/23/14 (e)	5,800	4,640
MGM Mirage, Inc. term loan 6% 10/3/11 (e)	21,410	19,376
Penn National Gaming, Inc. Tranche B, term loan 2.0099% 10/3/12 (e)	20,901	20,117
Town Sports International LLC term loan 2.0625% 2/27/14 (e)	2,903	2,671
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (e)	7,186	6,575
Tranche DD, term loan 5.79% 5/26/12 (e)	7,683	7,030
Venetian Macau US Finance, Inc. Tranche B, term loan 5.79% 5/25/13 (e)	13,654	12,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.125% 8/15/13 (e)	2,313	2,128
		96,828
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 12.9%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2456% 2/7/12 (e)	$ 6,180	$ 5,902
Bausch & Lomb, Inc. term loan:
3.5191% 4/26/15 (e)	2,277	2,163
3.5325% 4/26/15 (e)	9,376	8,907
Biomet, Inc. term loan 3.2822% 3/25/15 (e)	6,964	6,651
Boston Scientific Corp. term loan 2.0331% 4/21/11 (e)	14,383	14,023
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,993	3,007
Community Health Systems, Inc.:
Tranche B, term loan 2.6104% 7/25/14 (e)	103,795	96,529
Tranche DD, term loan 2.4929% 7/25/14 (e)	5,296	4,926
DaVita, Inc. Tranche B1, term loan 1.7591% 10/5/12 (e)	38,257	36,248
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,325	8,408
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,578	4,623
Tranche B, term loan 1.6591% 3/31/13 (e)	34,636	33,250
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (e)	128,532	119,528
Health Management Associates, Inc. Tranche B, term loan 2.0325% 2/28/14 (e)	1,993	1,841
HealthSouth Corp. term loan:
2.5496% 3/10/13 (e)	6,816	6,509
4.05% 3/15/14 (e)	5,610	5,403
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (e)	490	473
IASIS Healthcare Corp.:
term loan 2.2429% 3/15/14 (e)	4,459	4,158
Credit-Linked Deposit 2.2435% 3/15/14 (e)	417	389
Tranche DD, term loan 2.2429% 3/15/14 (e)	1,545	1,441
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2602% 6/26/14 (e)	14,044	13,187
Tranche 2LN, term loan 4.4938% 6/26/15 (e)	2,500	2,438
LifePoint Hospitals, Inc. Tranche B, term loan 2.015% 4/15/12 (e)	19,220	18,451
Mylan, Inc. Tranche B, term loan 3.5504% 10/2/14 (e)	11,814	11,489
National Renal Institutes, Inc. Tranche B, term loan 5.3125% 3/31/13 (e)	3,246	2,759
Psychiatric Solutions, Inc. term loan 2.0182% 7/1/12 (e)	12,123	11,456
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (e)	3,809	3,237
Renal Advantage, Inc. Tranche B, term loan 2.7894% 9/30/12 (e)	4,050	3,807
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2818% 6/15/12 (e)	$ 3,830	$ 3,639
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2825% 4/19/13 (e)	1,313	1,235
Tranche B, term loan 2.5217% 4/19/14 (e)	6,237	5,863
Team Health, Inc. term loan 2.3744% 11/22/12 (e)	2,131	2,003
Vanguard Health Holding Co. I, LLC term loan 2.4929% 9/23/11 (e)	8,595	8,370
VCA Antech, Inc. term loan 1.75% 5/16/11 (e)	5,850	5,733
Vicar Operating, Inc. term loan 1.75% 5/16/11 (e)	13,746	13,471
VWR Funding, Inc. term loan 2.7429% 6/29/14 (e)	8,978	8,147
Warner Chilcott Corp.:
term loan 1.75% 4/30/15 (e)	2,373	2,349
Tranche A, term loan 5.5% 10/30/14 (e)	6,780	6,805
Tranche B, term loan 5.75% 4/30/15 (e)	10,847	10,916
		499,734
Homebuilding/Real Estate - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,877	2,791
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (b)(e)	1,028	832
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (e)	2,744	2,277
Tranche 2LN, term loan 13.5% 10/15/17	8,000	8,120
Tranche B, term loan 3.2869% 10/10/13 (e)	9,191	7,628
Tranche DD, term loan 3.2857% 10/10/13 (e)	9,975	8,279
		29,927
Leisure - 1.6%
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (e)	12,940	12,551
Universal City Development Partners Ltd.:
term loan 6% 6/9/11 (e)	20,686	20,583
Tranche B, term loan 6.5% 11/4/14 (e)	30,000	30,000
		63,134
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7648% 12/22/12 (e)	8,849	8,672
Novelis Corp. term loan 2.2627% 7/6/14 (e)	4,856	4,370
Oxbow Carbon LLC:
Tranche B, term loan 2.2664% 5/8/14 (e)	1,585	1,502
Tranche DD, term loan 2.2825% 5/8/14 (e)	151	143
		14,687
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.6%
Domtar Corp. Tranche B, term loan 1.62% 3/7/14 (e)	$ 1,885	$ 1,791
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3164% 12/20/12 (e)	51,794	49,592
Tranche B, term loan 2.3263% 12/20/12 (e)	14,702	14,132
Graphic Packaging International, Inc. Tranche B, term loan 2.2801% 5/16/14 (e)	8,000	7,580
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (e)	29,127	28,253
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (e)	1,951	595
		101,943
Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (e)	18,873	16,184
Cenveo Corp.:
Tranche C, term loan 4.7919% 6/21/13 (e)	2,429	2,356
Tranche DD, term loan 4.7919% 6/21/13 (e)	103	100
Dex Media East LLC Tranche B, term loan 2.25% 10/24/14 (e)	10,330	7,954
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2844% 6/12/14 (e)	14,125	12,077
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(e)	4,225	1,986
Newsday LLC term loan 10.5% 8/1/13	3,000	3,150
Quebecor World, Inc. term loan 9% 7/12/12 (e)	6,728	6,728
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (e)	13,155	11,051
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (e)	5,107	4,290
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (b)(e)	6,000	2,970
13.5% 8/26/10 (e)	2,200	2,277
Yell Group PLC Tranche B1, term loan 3.2825% 2/10/13 (e)	3,200	2,304
		73,427
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0546% 4/28/13 (e)	15,458	14,608
Tranche C, term loan 1.7773% 4/28/13 (e)	2,933	2,698
		17,306
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (e)	$ 2,992	$ 2,985
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (e)	4,305	4,175
Del Taco term loan 9.75% 3/29/13 (e)	2,616	2,407
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (e)	100	83
term loan 2.5625% 6/14/14 (e)	1,575	1,307
		10,957
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 2.1447% 1/26/14 (e)	2,392	2,188
term loan 2.1556% 1/26/14 (e)	35,091	32,109
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (e)	1,994	1,870
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.3083% 2/7/14 (e)	2,692	2,429
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (e)	1,984	1,855
Hertz Corp.:
Credit-Linked Deposit 2.0419% 12/21/12 (e)	308	284
Tranche B, term loan 2.0036% 12/21/12 (e)	1,679	1,545
Iron Mountain, Inc. term loan 1.875% 4/16/14 (e)	9,775	9,384
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (e)	13,608	12,043
Tranche DD, term loan 2.75% 7/24/14 (e)	1,158	1,024
		64,731
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (e)	17,116	15,234
Sally Holdings LLC Tranche B, term loan 2.5434% 11/16/13 (e)	1,935	1,848
Toys 'R' Us, Inc. term loan 4.4938% 7/19/12 (e)	6,975	6,748
		23,830
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.1%
Edgen Murray Corp. term loan 3.1111% 5/11/14 (e)	$ 3,995	$ 2,916
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 3.0114% 7/6/14 (e)	11,970	11,342
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,853	4,076
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (e)	3,389	3,118
PETCO Animal Supplies, Inc. term loan 2.5187% 10/26/13 (e)	7,687	7,380
		25,916
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 2.2438% 3/20/13 (e)	13,822	13,615
Tranche B2, term loan 2.2436% 3/20/13 (e)	21,613	21,289
Avaya, Inc. term loan 3.1369% 10/26/14 (e)	3,990	3,411
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.4731% 1/18/12 (e)	361	359
First Data Corp.:
Tranche B1, term loan 2.997% 9/24/14 (e)	19,401	16,637
Tranche B2, term loan 3.0355% 9/24/14 (e)	14,643	12,556
Tranche B3, term loan 3.0355% 9/24/14 (e)	10,770	9,208
Flextronics International Ltd. Tranche B-B, term loan 2.5397% 10/1/12 (e)	4,900	4,630
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (e)	23,073	18,516
12.5% 12/15/14	2,657	2,736
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,147	1,130
Credit-Linked Deposit 9% 2/14/13 (e)	380	375
Itron, Inc. term loan 4% 4/18/14 (e)	5,799	5,763
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (e)	870	816
Tranche 2LN, term loan 6.0325% 6/11/15 (e)	2,000	1,730
Metavante Technologies, Inc. Tranche B, term loan 3.7331% 11/1/14 (e)	879	877
ON Semiconductor Corp. term loan 1.9929% 9/6/13 (e)	2,630	2,525
Open Text Corp. term loan 2.4938% 10/2/13 (e)	5,709	5,509
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc.:
term loan 1.9944% 2/28/14 (e)	$ 29,500	$ 27,435
Tranche C, term loan 6.75% 2/28/14 (e)	4,965	4,965
Verifone, Inc. Tranche B, term loan 3% 10/31/13 (e)	4,073	3,869
		157,951
Telecommunications - 7.0%
Asurion Corp. Tranche 1LN, term loan 3.2449% 7/3/14 (e)	6,000	5,685
Centennial Cellular Operating Co. LLC term loan 2.2429% 2/9/11 (e)	29,454	29,380
Cincinnati Bell, Inc. Tranche B, term loan 1.7803% 8/31/12 (e)	7,914	7,617
Crown Castle International Corp. Tranche B, term loan 1.7825% 3/6/14 (e)	7,267	6,931
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	8,334	7,979
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14	2,000	1,600
Tranche B, term loan 5% 3/31/15 (e)	3,000	2,415
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,210	859
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (e)	20,000	17,850
Intelsat Ltd. Tranche B, term loan 2.7456% 7/3/13 (e)	30,767	29,844
Level 3 Financing, Inc. term loan:
2.53% 3/13/14 (e)	14,000	12,005
11.5% 3/13/14 (e)	3,000	3,210
MetroPCS Wireless, Inc. Tranche B, term loan 2.6611% 11/3/13 (e)	9,802	9,140
PanAmSat Corp.:
Tranche B2 A, term loan 2.7456% 1/3/14 (e)	13,036	12,302
Tranche B2 B, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Tranche B2 C, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,417
Telesat Holding, Inc. term loan:
3.25% 10/31/14 (e)	314	301
3.25% 10/31/14 (e)	3,656	3,500
Time Warner Telecom, Inc. Tranche B, term loan 2.013% 1/7/13 (e)	4,883	4,663
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (e)	6,000	5,760
Tranche C 1LN, term loan 4.9256% 5/26/14 (e)	6,000	5,760
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (e)	$ 6,125	$ 5,758
Tranche B2, term loan 3.04% 12/17/15 (e)	15,000	14,438
		269,012
Textiles & Apparel - 0.5%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.0319% 9/5/13 (e)	11,307	11,350
Levi Strauss & Co. term loan 2.495% 4/4/14 (e)	3,000	2,745
William Carter Co. term loan 1.7473% 6/29/12 (e)	3,782	3,678
		17,773
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (e)	2,000	1,700
TOTAL FLOATING RATE LOANS (Cost $2,975,520)		2,957,702
Nonconvertible Bonds - 16.4%

Aerospace - 0.1%
L-3 Communications Corp. 7.625% 6/15/12	2,000	2,025
TransDigm, Inc. 7.75% 7/15/14 (c)	3,000	3,015
		5,040
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17 (d)	3,000	3,030
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	2,000	2,055
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,000
		14,085
Automotive - 1.3%
Ford Motor Credit Co. LLC:
1.8544% 1/15/10 (e)	26,000	25,805
5.549% 6/15/11 (e)	7,000	6,790
7.875% 6/15/10	9,000	9,088
Navistar International Corp. 8.25% 11/1/21	4,285	4,183
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,150
Tenneco, Inc. 8.625% 11/15/14	2,000	1,870
		49,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 1.4%
General Motors Acceptance Corp.:
2.5606% 12/1/14 (e)	$ 14,000	$ 10,570
6.875% 9/15/11	8,000	7,660
7.25% 3/2/11	6,000	5,880
7.75% 1/19/10	16,000	16,000
GMAC LLC:
6% 12/15/11	2,000	1,880
6% 12/15/11 (c)	2,000	1,870
6.875% 9/15/11 (c)	5,000	4,800
7.75% 1/19/10 (c)	5,000	5,013
		53,673
Broadcasting - 0.0%
QVC, Inc. 7.5% 10/1/19 (c)	2,000	1,995
Building Materials - 0.1%
Nortek, Inc. 10% 12/1/13 (b)	2,000	2,030
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,796
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,280
		27,076
Capital Goods - 0.0%
Esco Corp. 4.174% 12/15/13 (c)(e)	2,000	1,800
Chemicals - 0.4%
Huntsman International LLC 5.5% 6/30/16 (c)	3,000	2,588
Nalco Co. 7.75% 11/15/11	5,000	4,988
NOVA Chemicals Corp. 4.5375% 11/15/13 (e)	4,000	3,550
Terra Capital, Inc. 7.75% 11/1/19 (c)	4,000	4,000
		15,126
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15 (c)	880	950
Containers - 0.9%
Ball Corp. 7.125% 9/1/16	2,000	2,040
Berry Plastics Corp. 5.0344% 2/15/15 (e)	11,000	10,010
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.25% 11/15/15 (c)	10,000	9,850
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	7,000	7,123
Silgan Holdings, Inc. 7.25% 8/15/16 (c)	4,000	4,030
		33,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	$ 9,000	$ 9,248
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,060
CMS Energy Corp.:
1.2344% 1/15/13 (e)	8,000	7,280
6.3% 2/1/12	3,000	3,045
Energy Future Holdings 10.875% 11/1/17	7,000	4,830
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Mirant North America LLC 7.375% 12/31/13	5,997	5,937
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,955
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,065
RRI Energy, Inc. 6.75% 12/15/14	7,963	8,102
		53,692
Energy - 0.7%
Chesapeake Energy Corp.:
6.375% 6/15/15	3,500	3,308
7% 8/15/14	1,500	1,515
7.5% 9/15/13	4,000	4,060
7.625% 7/15/13	3,000	3,105
Concho Resources, Inc. 8.625% 10/1/17	2,000	2,060
Continental Resources, Inc. 8.25% 10/1/19 (c)	1,310	1,343
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,015
SandRidge Energy, Inc. 3.9147% 4/1/14 (e)	8,000	7,080
Western Refining, Inc. 10.75% 6/15/14 (c)(e)	2,000	1,830
		26,316
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (c)	3,000	3,045
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,944
Rite Aid Corp. 10.25% 10/15/19 (c)	2,635	2,642
		5,586
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 7.5% 10/15/19 (c)	2,000	2,015
Gaming - 0.2%
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (c)	2,000	1,955
Penn National Gaming, Inc. 6.875% 12/1/11	5,500	5,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (c)	2,000	1,970
		9,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 1.0%
Elan Finance PLC/Elan Finance Corp. 4.44% 11/15/11 (e)	$ 15,000	$ 13,875
HCA, Inc.:
7.875% 2/15/20 (c)	2,000	2,050
8.5% 4/15/19 (c)	4,000	4,240
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,960
		37,125
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09 (b)	2,000	1,820
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(c)	2,000	1,780
		3,600
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,000	2,963
Metals/Mining - 3.5%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,040
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,761
Drummond Co., Inc. 9% 10/15/14 (c)	5,830	5,874
FMG Finance Property Ltd. 4.3606% 9/1/11 (c)(e)	37,000	36,168
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (e)	62,000	61,845
Teck Resources Ltd. 9.75% 5/15/14	20,810	23,411
		136,099
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (c)	3,000	3,053
Domtar Corp. 7.875% 10/15/11	2,000	2,080
Georgia-Pacific LLC 8.25% 5/1/16 (c)	2,000	2,105
Solo Cup Co. 10.5% 11/1/13 (c)	3,000	3,180
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	1,979
		12,397
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (c)	3,505	3,558
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,000	3,480
		7,038
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 6,000	$ 6,188
Technology - 0.2%
Avago Technologies Finance Ltd. 5.8606% 6/1/13 (e)	100	98
GeoEye, Inc. 9.625% 10/1/15 (c)	1,505	1,550
NXP BV 3.0344% 10/15/13 (e)	6,465	4,784
Seagate Technology International 10% 5/1/14 (c)	2,275	2,503
		8,935
Telecommunications - 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (c)	5,000	5,288
Centennial Communications Corp. 6.0397% 1/1/13 (e)	2,000	2,000
Intelsat Jackson Holdings Ltd. 8.5% 11/1/19 (c)	2,000	2,008
IPCS, Inc. 2.6081% 5/1/13 (e)	3,000	2,610
Level 3 Financing, Inc. 4.6013% 2/15/15 (e)	3,000	2,183
Qwest Corp.:
3.549% 6/15/13 (e)	4,000	3,720
7.875% 9/1/11	15,000	15,488
8.375% 5/1/16 (c)	3,000	3,090
8.875% 3/15/12	3,000	3,158
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,124
Sprint Nextel Corp. 0.6831% 6/28/10 (e)	53,156	51,561
ViaSat, Inc. 8.875% 9/15/16 (c)	1,880	1,925
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,750
		110,905
TOTAL NONCONVERTIBLE BONDS (Cost $605,218)		632,038
Common Stocks - 0.0%
	Shares
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	34
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	233
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
TOTAL COMMON STOCKS (Cost $8,054)		1,240
Money Market Funds - 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (f) (Cost $409,048)	409,047,739	$ 409,048
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $3,997,840)		4,000,028
NET OTHER ASSETS - (3.5)%		(136,527)
NET ASSETS - 100%		$ 3,863,501
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,801,000 or 4.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,192,000 and $10,600,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,525
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973	$ -	$ -	$ 973
Financials	34	-	-	34
Utilities	233	233	-	-
Corporate Bonds	632,038	-	632,038	-
Floating Rate Loans	2,957,702	-	2,957,702	-
Money Market Funds	409,048	409,048	-	-
Total Investments in Securities:	$ 4,000,028	$ 409,281	$ 3,589,740	$ 1,007
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,699)
Cost of Purchases	7,706
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,007
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,699)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,588,792)	$ 3,590,980
Fidelity Central Funds (cost $409,048)	409,048
Total Investments (cost $3,997,840)		$ 4,000,028
Receivable for investments sold		14,707
Receivable for fund shares sold		9,219
Interest receivable		17,282
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		24
Other receivables		297
Total assets		4,041,635

Liabilities
Payable to custodian bank	$ 176
Payable for investments purchased Regular delivery	160,230
Delayed delivery	3,000
Payable for fund shares redeemed	10,045
Distributions payable	1,796
Accrued management fee	1,827
Distribution fees payable	441
Other affiliated payables	531
Other payables and accrued expenses	88
Total liabilities		178,134

Net Assets		$ 3,863,501
Net Assets consist of:
Paid in capital		$ 4,005,003
Undistributed net investment income		35,270
Accumulated undistributed net realized gain (loss) on investments		(178,960)
Net unrealized appreciation (depreciation) on investments		2,188
Net Assets		$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,830 ÷ 55,611 shares)	$ 9.31

Maximum offering price per share (100/97.25 of $9.31)	$ 9.57
Class T: Net Asset Value and redemption price per share ($143,136 ÷ 15,391 shares)	$ 9.30

Maximum offering price per share (100/97.25 of $9.30)	$ 9.56
Class B: Net Asset Value and offering price per share ($44,295 ÷ 4,763 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($334,817 ÷ 35,964 shares)A	$ 9.31

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,354,137 ÷ 253,114 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($469,286 ÷ 50,490 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		150,272
Income from Fidelity Central Funds		2,525
Total income		152,797

Expenses
Management fee	$ 16,919
Transfer agent fees	4,053
Distribution fees	4,099
Accounting fees and expenses	1,088
Custodian fees and expenses	76
Independent trustees' compensation	20
Registration fees	321
Audit	164
Legal	21
Miscellaneous	48
Total expenses before reductions	26,809
Expense reductions	(38)	26,771
Net investment income		126,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		(21,639)
Change in net unrealized appreciation (depreciation) on: Investment securities		475,087
Net gain (loss)		453,448
Net increase (decrease) in net assets resulting from operations		$ 579,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 126,026	$ 149,958
Net realized gain (loss)	(21,639)	(139,997)
Change in net unrealized appreciation (depreciation)	475,087	(392,847)
Net increase (decrease) in net assets resulting from operations	579,474	(382,886)
Distributions to shareholders from net investment income	(95,253)	(143,999)
Share transactions - net increase (decrease)	1,382,631	(1,374,702)
Redemption fees	826	388
Total increase (decrease) in net assets	1,867,678	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $35,270 and undistributed net investment income of $4,997, respectively)	$ 3,863,501	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return A, B	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return A, B	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return A	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.75%	.73%	.72%	.81%	.82%
Net investment income	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77%	.76%	.76%	.83%	.85%
Net investment income	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 23, 2009, have

Annual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,635
Gross unrealized depreciation	(136,757)
Net unrealized appreciation (depreciation)	$ 25,878

Tax Cost	$ 3,974,150

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,622
Capital loss carryforward	$ (196,002)
Net unrealized appreciation (depreciation)	$ 25,878

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 95,253	$ 143,999

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,851,412 and $636,817, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 892	$ 85
Class T	0%	.25%	366	1
Class B	.55%	.15%	291	229
Class C	.75%	.25%	2,550	729
			$ 4,099	$ 1,044

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 185
Class T	31
Class B*	66
Class C*	86
$ 368

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 601.17
Class T	239.16
Class B	98.24
Class C	403.16
Fidelity Floating Rate High Income Fund	2,228.12
Institutional Class	484.15
	$ 4,053

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 6

Annual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 10,536	$ 11,040
Class T	4,731	10,312
Class B	1,155	3,137
Class C	6,049	11,350
Fidelity Floating Rate High Income Fund	62,441	99,177
Institutional Class	10,341	8,983
Total	$ 95,253	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	48,725	12,782	$ 415,716	$ 119,270
Reinvestment of distributions	1,018	942	8,748	8,667
Shares redeemed	(18,093)	(16,135)	(158,144)	(147,587)
Net increase (decrease)	31,650	(2,411)	$ 266,320	$ (19,650)
Class T
Shares sold	7,181	2,613	$ 60,340	$ 24,324
Reinvestment of distributions	487	970	4,066	8,971
Shares redeemed	(8,995)	(18,575)	(77,682)	(171,534)
Net increase (decrease)	(1,327)	(14,992)	$ (13,276)	$ (138,239)
Class B
Shares sold	1,793	459	$ 15,223	$ 4,273
Reinvestment of distributions	105	253	867	2,337
Shares redeemed	(2,368)	(5,780)	(19,832)	(53,368)
Net increase (decrease)	(470)	(5,068)	$ (3,742)	$ (46,758)
Class C
Shares sold	19,145	4,102	$ 163,896	$ 38,173
Reinvestment of distributions	479	816	4,023	7,528
Shares redeemed	(8,474)	(15,538)	(71,281)	(142,119)
Net increase (decrease)	11,150	(10,620)	$ 96,638	$ (96,418)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Fidelity Floating Rate High Income Fund
Shares sold	185,964	58,551	$ 1,569,071	$ 537,327
Reinvestment of distributions	6,026	9,069	51,119	83,798
Shares redeemed	(100,407)	(181,259)	(857,029)	(1,661,471)
Net increase (decrease)	91,583	(113,639)	$ 763,161	$ (1,040,346)
Institutional Class
Shares sold	53,110	12,811	$ 449,402	$ 119,600
Reinvestment of distributions	653	554	5,644	5,092
Shares redeemed	(20,585)	(17,333)	(181,516)	(157,983)
Net increase (decrease)	33,178	(3,968)	$ 273,530	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/07/09	12/04/09	$-	$.05
Class T	12/07/09	12/04/09	$-	$.05
Class B	12/07/09	12/04/09	$-	$.05
Class C	12/07/09	12/04/09	$-	$.05

A total of 1.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,576,606 of distributions paid during the period January 1, 2009 to October 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Floating Rate High Income Fund (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Floating Rate High Income Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Floating Rate High Income Fund (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity Floating Rate High Income Fund (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the year-to-date performance of Fidelity Floating Rate High Income Fund (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Floating Rate High Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Floating Rate High Income Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-UANN-1209
1.784741.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Institutional Class

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Life of class A
Institutional Class	20.54%	3.77%	4.04%

A From August 16, 2000.

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Institutional Class on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® (S&P®)/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period.

* From August 31, 2000 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned 31.61% for the year ending October 31, 2009, a staggering 25.54% of which was from capital appreciation. The fourth quarter of 2008 was the worst three-month period on record for the loan market, driven by rising defaults, a dismal economic backdrop, scarce liquidity and weak demand. We began 2009 with yields and prices at levels never seen in the history of the loan market: The S&P/LSTA index ended 2008 with an average price of 62% of par, a nominal spread of LIBOR (London Interbank Offered Rate) + 2.67% and an implied discounted spread of LIBOR + 23.6%. The loan-market rally was driven predominantly by technical factors and an improving outlook for the U.S. economy. As the market's fears were calmed, demand increased due to repayments, corporate buybacks and increased investments from traditional and non-traditional investors alike. Supply shrank as the trickle of new issuance could not keep pace with the rate of repayments and bond-for-loan takeouts. Liquidity returned to the markets later in the period, allowing companies to avoid bankruptcy by refinancing existing debt. Accordingly, while defaults rose steadily, reaching a record 10.7% as of the end of October 2009, the extreme defaults that many market participants expected this year were avoided.

Comments from Christine McConnell, Portfolio Manager of Fidelity® Advisor Floating Rate High Income Fund: For the year, the fund's Institutional Class shares rose 20.54%, trailing the S&P/LSTA index. Major detractors from relative performance included security selection within the telecommunications and cable/satellite TV sectors, particularly an early-period underweighting in Alltel and second-half overweightings in Cablevision, Charter Communications and Intelsat. Security selection in health care also dampened results, led by stakes in Community Health Systems and HCA Healthcare. A sizable average cash position held during the period hurt as well. Limited supply in the loan market made it difficult to put new money to work quickly. The fund's bias toward higher credit quality helped in the first half of the period but detracted in the second half as lower-quality issues outperformed. Contributing to performance was security selection and an underweighting in publishing, including not owning weak-performing index component Tribune Co., and a strong out-of-benchmark pick in waste hauler Allied Waste, which merged with Republic Services. Underweighting independent power producer TXU also aided results, as did an overweighting in auto-parts maker Visteon. Some of the contributors and detractors mentioned were sold before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.03%
Actual		$ 1,000.00	$ 1,096.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class T	1.03%
Actual		$ 1,000.00	$ 1,096.50	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class B	1.55%
Actual		$ 1,000.00	$ 1,093.70	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class C	1.76%
Actual		$ 1,000.00	$ 1,092.40	$ 9.28
Hypothetical A		$ 1,000.00	$ 1,016.33	$ 8.94
Fidelity Floating Rate High Income Fund	.74%
Actual		$ 1,000.00	$ 1,098.10	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,098.10	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	3.5
Charter Communications Operating LLC	2.7	2.8
Community Health Systems, Inc.	2.6	2.7
CSC Holdings, Inc.	2.4	2.6
Qwest Corp.	2.2	2.0
	13.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.9	13.6
Telecommunications	9.9	9.9
Electric Utilities	9.0	8.3
Cable TV	8.7	9.1
Chemicals	5.0	4.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 8.3%	BBB 6.3%
BB 44.2%	BB 48.9%
B 26.5%	B 16.9%
CCC,CC,C 5.0%	CCC,CC,C 3.3%
D 1.1%	D 3.0%
Not Rated 7.8%	Not Rated 6.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 15.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Floating Rate Loans 76.5%		Floating Rate Loans 77.7%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.3%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 15.0%
* Foreign investments	5.8%	** Foreign investments	3.3%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Floating Rate Loans (g) - 76.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (e)	$ 3,950	$ 3,930
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (e)	7,500	7,575
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0344% 9/30/13 (e)	16,569	15,907
Sequa Corp. term loan 3.881% 12/3/14 (e)	2,000	1,740
TransDigm, Inc. term loan 2.2894% 6/23/13 (e)	14,340	13,766
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.5% 9/29/13 (e)	4,576	4,347
		47,265
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 1LN, term loan 8.75% 9/27/13 (e)	3,815	3,820
Automotive - 3.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (e)	22,390	17,184
Tranche C, term loan 2.1875% 12/27/15 (e)	11,423	8,710
Ford Motor Co. term loan 3.2875% 12/15/13 (e)	43,649	38,956
Lear Corp. term loan 7.5% 10/25/14 (e)	4,455	4,477
Oshkosh Co. Tranche B, term loan 6.3163% 12/6/13 (e)	3,215	3,199
Rexnord Corp. Tranche B, term loan 2.7862% 7/19/13 (e)	1,989	1,909
Tenneco, Inc. Credit-Linked Deposit 5.7456% 3/16/14 (e)	8,000	7,520
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (e)	39,500	35,155
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (e)	8,844	8,844
Visteon Corp. term loan 4.426% 6/13/13 (b)(e)	10,000	8,550
		134,504
Broadcasting - 2.9%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13	2,000	1,380
Tranche B, term loan 2.04% 6/12/14 (e)	7,000	4,690
Entravision Communication Corp. term loan 5.54% 3/29/13 (e)	593	551
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,787	1,617
Nexstar Broadcasting, Inc. Tranche B, term loan 5.0017% 10/1/12 (e)	19,378	17,052
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp. term loan 4.3444% 1/15/12 (b)(e)	$ 4,000	$ 920
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,430	5,208
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.75% 10/23/15 (e)	6,000	6,030
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (e)	67,005	53,604
VNU, Inc. term loan 2.2444% 8/9/13 (e)	22,138	20,312
		111,364
Cable TV - 8.0%
Cequel Communications LLC Tranche 1LN, term loan 2.2445% 11/5/13 (e)	9,934	9,412
Charter Communications Operating LLC:
term loan 9.25% 3/6/14 (e)	7,902	8,001
Tranche B 1LN, term loan 6.25% 3/6/14 (e)	107,560	98,149
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (e)	84,925	80,891
DIRECTV Holdings LLC:
Tranche B, term loan 1.7429% 4/13/13 (e)	37,168	36,238
Tranche C, term loan 5.25% 4/13/13 (e)	9,396	9,373
Discovery Communications, Inc.:
term loan 2.2825% 5/14/14 (e)	24,550	23,691
Tranche C, term loan 5.25% 5/14/14 (e)	11,940	12,089
Insight Midwest Holdings LLC Tranche B, term loan 2.29% 4/6/14 (e)	6,750	6,413
Mediacom LLC Tranche D, term loan 5.5% 3/31/17 (e)	3,000	2,985
San Juan Cable, Inc. Tranche 1LN, term loan 2.04% 10/31/12 (e)	4,682	4,355
UPC Broadband Holding BV:
Tranche N1, term loan 1.9963% 12/31/14 (e)	15,008	13,957
Tranche T, term loan 3.7463% 12/31/16 (e)	3,000	2,873
		308,427
Capital Goods - 3.0%
Amsted Industries, Inc.:
term loan 2.2895% 4/5/13 (e)	4,665	4,198
Tranche DD, term loan 2.3977% 4/5/13 (e)	3,027	2,724
Ashtead Group PLC term loan 2.0625% 8/31/11 (e)	2,688	2,560
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,792	5,785
Bucyrus International, Inc. Tranche B, term loan 1.8677% 5/4/14 (e)	12,092	11,729
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (e)	$ 2,806	$ 2,764
Dresser, Inc. Tranche B 1LN, term loan 2.6794% 5/4/14 (e)	29,319	27,193
EnergySolutions, Inc.:
Credit-Linked Deposit 4% 6/7/13 (e)	317	296
term loan 4.05% 6/7/13 (e)	6,580	6,547
Flowserve Corp. term loan 1.8125% 8/10/12 (e)	33,006	32,016
Polypore, Inc. Tranche B, term loan 2.46% 7/3/14 (e)	3,910	3,617
Rexnord Corp. Tranche B A0, term loan 2.5% 7/19/13 (e)	2,893	2,748
Sensus Metering Systems, Inc. Tranche B term loan 2.2841% 12/17/10 (e)	4,487	4,341
Terex Corp. term loan 4.3475% 7/14/13 (e)	10,225	10,020
		116,538
Chemicals - 4.6%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (e)	5,198	5,250
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9956% 4/2/13 (e)	5,526	4,974
term loan 2.0369% 4/2/14 (e)	39,130	36,293
Ferro Corp. Tranche B, term loan 6.2837% 6/6/12 (e)	2,000	1,900
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	4,000	3,980
Georgia Gulf Corp. term loan 10% 10/3/13 (e)	14,386	14,314
Huntsman International LLC Tranche B, term loan 1.9938% 4/19/14 (e)	19,320	17,436
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	3,050
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	3,050
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (e)(h)	30,585	31,809
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (e)	2,057	1,759
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (e)	12,675	10,521
Nalco Co.:
term loan 5.75% 5/6/16 (e)	19,925	20,274
Tranche B, term loan 2.0625% 11/4/10 (e)	6,461	6,428
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	8,970	9,060
Solutia, Inc. term loan 7.25% 2/28/14 (e)	5,884	5,973
		176,071
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.4%
Jarden Corp.:
Tranche B1, term loan 2.0325% 1/24/12 (e)	$ 1,646	$ 1,584
Tranche B4, term loan 3.5325% 1/26/15 (e)	1,874	1,855
Jostens IH Corp. Tranche C, term loan 2.6369% 12/21/11 (e)	1,366	1,344
Revlon Consumer Products Corp. term loan 4.2945% 1/15/12 (e)	7,000	6,773
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (e)	98	95
Tranche B1, term loan 8.0001% 6/30/12 (e)	1,899	1,851
Weight Watchers International, Inc. Tranche B, term loan 1.7858% 1/26/14 (e)	1,886	1,792
		15,294
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	13,036	13,036
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (e)	4,977	4,268
BWAY Corp. Tranche B, term loan 2.5291% 7/17/13 (e)	1,908	1,784
Crown Holdings, Inc.:
term loan B 1.995% 11/15/12 (e)	15,035	14,584
Tranche B, term loan 1.995% 11/15/12 (e)	9,501	9,216
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7444% 6/14/13 (e)	26,122	25,469
		68,357
Diversified Financial Services - 0.9%
Ameritrade Holding Corp. Tranche B, term loan 1.75% 1/23/13 (e)	6,753	6,500
BRSP LLC term loan 7.5% 6/24/14 (e)	5,000	4,675
Clear Channel Capital I LLC Tranche B, term loan 3.8938% 1/29/16 (e)	15,000	10,500
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (e)	1,990	1,905
Nuveen Investments, Inc. term loan 3.2819% 11/13/14 (e)	4,044	3,437
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2897% 12/15/11 (e)	195	186
Credit-Linked Deposit 2.2897% 12/15/13 (e)	623	592
Tranche 1LN, term loan 2.2429% 12/15/13 (e)	1,697	1,612
Tranche 2LN, term loan 4.5014% 12/15/14 (e)	4,825	4,125
		33,532
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	$ 9,602	$ 9,530
LBI Media, Inc. term loan 1.7429% 3/31/12 (e)	2,220	1,842
Thomson Media, Inc. Tranche B1, term loan 5.29% 11/8/11 (e)	960	777
		12,149
Electric Utilities - 7.6%
AES Corp. term loan 3.29% 8/10/11 (e)	14,732	14,217
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (e)	2,708	2,519
term loan 3.2825% 3/30/14 (e)	27,236	25,329
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (e)	38,057	34,631
Covanta Energy Corp.:
term loan 1.75% 2/9/14 (e)	5,877	5,583
Credit-Linked Deposit 1.6869% 2/9/14 (e)	2,967	2,819
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	32,094	30,970
Tranche B, term loan 4% 4/2/13 (e)	2,851	2,751
Energy Investors Funds term loan 1.995% 4/11/14 (e)	2,642	2,497
MACH Gen LLC Credit-Linked Deposit 2.2825% 2/22/13 (e)	182	167
Mirant North America LLC term loan 1.9929% 1/3/13 (e)	20,149	19,192
NRG Energy, Inc.:
term loan 2.0214% 2/1/13 (e)	44,859	41,944
Credit-Linked Deposit 2.0325% 2/1/13 (e)	28,314	26,474
NSG Holdings LLC:
Credit-Linked Deposit 1.799% 6/15/14 (e)	247	230
Tranche B, term loan 1.799% 6/15/14 (e)	1,476	1,372
Reliant Energy, Inc. Credit-Linked Deposit 1.9763% 6/30/14 (e)	11,150	10,537
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (e)	37,715	28,993
Tranche B2, term loan 3.7446% 10/10/14 (e)	14,643	11,275
Tranche B3, term loan 3.7446% 10/10/14 (e)	45,058	34,244
		295,744
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.6%
Alon USA, Inc. term loan 2.4929% 8/4/13 (e)	$ 1,881	$ 1,535
Citgo Petroleum Corp. Tranche B, term loan 1.7231% 11/15/12 (e)	11,495	10,690
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (e)	1,555	1,508
Compagnie Generale de Geophysique SA term loan 3.9249% 1/12/14 (e)	1,374	1,346
MEG Energy Corp.:
term loan 2.29% 4/3/13 (e)	1,432	1,332
Tranche DD, term loan 2.29% 4/3/13 (e)	1,460	1,358
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	564	516
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	4,375	4,003
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.2825% 10/31/12 (e)	418	412
term loan 2.2429% 10/31/12 (e)	545	538
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	1,484	1,432
		24,670
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (e)	5,069	2,788
Tranche B1, term loan 20.5% 4/8/12 (e)	3,964	2,180
		4,968
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.24% 3/30/14 (e)	459	370
Food and Drug Retail - 1.2%
GNC Corp. term loan 2.5246% 9/16/13 (e)	2,853	2,639
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	1,995	1,865
Tranche ABL, term loan 2% 6/4/14 (e)	11,373	9,780
Tranche B4, term loan 9.5% 6/15/15 (e)	20,000	20,550
SUPERVALU, Inc. Tranche B, term loan 1.5306% 6/2/12 (e)	14,288	13,645
		48,479
Food/Beverage/Tobacco - 2.2%
Constellation Brands, Inc. Tranche B, term loan 1.75% 6/5/13 (e)	35,313	33,901
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 1.6649% 4/2/14 (e)	$ 24,489	$ 22,653
Del Monte Corp. Tranche B, term loan 1.7666% 2/8/12 (e)	5,082	4,936
Herbalife International, Inc. term loan 1.74% 7/21/13 (e)	1,679	1,587
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (e)	2,275	2,298
Reddy Ice Group, Inc. term loan 1.995% 8/12/12 (e)	2,000	1,760
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,051	17,243
		84,378
Gaming - 2.5%
Ameristar Casinos, Inc. term loan 3.5341% 11/10/12 (e)	4,836	4,800
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (e)	1,235	1,217
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2822% 1/28/15 (e)	3,688	2,941
Tranche B2, term loan 3.2822% 1/28/15 (e)	5,890	4,712
Tranche B3, term loan 3.2822% 1/28/15 (e)	2,863	2,283
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (e)	5,000	4,907
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (e)	1,172	938
Tranche B, term loan 2.04% 5/23/14 (e)	5,800	4,640
MGM Mirage, Inc. term loan 6% 10/3/11 (e)	21,410	19,376
Penn National Gaming, Inc. Tranche B, term loan 2.0099% 10/3/12 (e)	20,901	20,117
Town Sports International LLC term loan 2.0625% 2/27/14 (e)	2,903	2,671
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (e)	7,186	6,575
Tranche DD, term loan 5.79% 5/26/12 (e)	7,683	7,030
Venetian Macau US Finance, Inc. Tranche B, term loan 5.79% 5/25/13 (e)	13,654	12,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.125% 8/15/13 (e)	2,313	2,128
		96,828
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 12.9%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2456% 2/7/12 (e)	$ 6,180	$ 5,902
Bausch & Lomb, Inc. term loan:
3.5191% 4/26/15 (e)	2,277	2,163
3.5325% 4/26/15 (e)	9,376	8,907
Biomet, Inc. term loan 3.2822% 3/25/15 (e)	6,964	6,651
Boston Scientific Corp. term loan 2.0331% 4/21/11 (e)	14,383	14,023
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,993	3,007
Community Health Systems, Inc.:
Tranche B, term loan 2.6104% 7/25/14 (e)	103,795	96,529
Tranche DD, term loan 2.4929% 7/25/14 (e)	5,296	4,926
DaVita, Inc. Tranche B1, term loan 1.7591% 10/5/12 (e)	38,257	36,248
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,325	8,408
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,578	4,623
Tranche B, term loan 1.6591% 3/31/13 (e)	34,636	33,250
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (e)	128,532	119,528
Health Management Associates, Inc. Tranche B, term loan 2.0325% 2/28/14 (e)	1,993	1,841
HealthSouth Corp. term loan:
2.5496% 3/10/13 (e)	6,816	6,509
4.05% 3/15/14 (e)	5,610	5,403
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (e)	490	473
IASIS Healthcare Corp.:
term loan 2.2429% 3/15/14 (e)	4,459	4,158
Credit-Linked Deposit 2.2435% 3/15/14 (e)	417	389
Tranche DD, term loan 2.2429% 3/15/14 (e)	1,545	1,441
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2602% 6/26/14 (e)	14,044	13,187
Tranche 2LN, term loan 4.4938% 6/26/15 (e)	2,500	2,438
LifePoint Hospitals, Inc. Tranche B, term loan 2.015% 4/15/12 (e)	19,220	18,451
Mylan, Inc. Tranche B, term loan 3.5504% 10/2/14 (e)	11,814	11,489
National Renal Institutes, Inc. Tranche B, term loan 5.3125% 3/31/13 (e)	3,246	2,759
Psychiatric Solutions, Inc. term loan 2.0182% 7/1/12 (e)	12,123	11,456
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (e)	3,809	3,237
Renal Advantage, Inc. Tranche B, term loan 2.7894% 9/30/12 (e)	4,050	3,807
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2818% 6/15/12 (e)	$ 3,830	$ 3,639
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2825% 4/19/13 (e)	1,313	1,235
Tranche B, term loan 2.5217% 4/19/14 (e)	6,237	5,863
Team Health, Inc. term loan 2.3744% 11/22/12 (e)	2,131	2,003
Vanguard Health Holding Co. I, LLC term loan 2.4929% 9/23/11 (e)	8,595	8,370
VCA Antech, Inc. term loan 1.75% 5/16/11 (e)	5,850	5,733
Vicar Operating, Inc. term loan 1.75% 5/16/11 (e)	13,746	13,471
VWR Funding, Inc. term loan 2.7429% 6/29/14 (e)	8,978	8,147
Warner Chilcott Corp.:
term loan 1.75% 4/30/15 (e)	2,373	2,349
Tranche A, term loan 5.5% 10/30/14 (e)	6,780	6,805
Tranche B, term loan 5.75% 4/30/15 (e)	10,847	10,916
		499,734
Homebuilding/Real Estate - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,877	2,791
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (b)(e)	1,028	832
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (e)	2,744	2,277
Tranche 2LN, term loan 13.5% 10/15/17	8,000	8,120
Tranche B, term loan 3.2869% 10/10/13 (e)	9,191	7,628
Tranche DD, term loan 3.2857% 10/10/13 (e)	9,975	8,279
		29,927
Leisure - 1.6%
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (e)	12,940	12,551
Universal City Development Partners Ltd.:
term loan 6% 6/9/11 (e)	20,686	20,583
Tranche B, term loan 6.5% 11/4/14 (e)	30,000	30,000
		63,134
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7648% 12/22/12 (e)	8,849	8,672
Novelis Corp. term loan 2.2627% 7/6/14 (e)	4,856	4,370
Oxbow Carbon LLC:
Tranche B, term loan 2.2664% 5/8/14 (e)	1,585	1,502
Tranche DD, term loan 2.2825% 5/8/14 (e)	151	143
		14,687
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.6%
Domtar Corp. Tranche B, term loan 1.62% 3/7/14 (e)	$ 1,885	$ 1,791
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3164% 12/20/12 (e)	51,794	49,592
Tranche B, term loan 2.3263% 12/20/12 (e)	14,702	14,132
Graphic Packaging International, Inc. Tranche B, term loan 2.2801% 5/16/14 (e)	8,000	7,580
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (e)	29,127	28,253
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (e)	1,951	595
		101,943
Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (e)	18,873	16,184
Cenveo Corp.:
Tranche C, term loan 4.7919% 6/21/13 (e)	2,429	2,356
Tranche DD, term loan 4.7919% 6/21/13 (e)	103	100
Dex Media East LLC Tranche B, term loan 2.25% 10/24/14 (e)	10,330	7,954
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2844% 6/12/14 (e)	14,125	12,077
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(e)	4,225	1,986
Newsday LLC term loan 10.5% 8/1/13	3,000	3,150
Quebecor World, Inc. term loan 9% 7/12/12 (e)	6,728	6,728
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (e)	13,155	11,051
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (e)	5,107	4,290
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (b)(e)	6,000	2,970
13.5% 8/26/10 (e)	2,200	2,277
Yell Group PLC Tranche B1, term loan 3.2825% 2/10/13 (e)	3,200	2,304
		73,427
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0546% 4/28/13 (e)	15,458	14,608
Tranche C, term loan 1.7773% 4/28/13 (e)	2,933	2,698
		17,306
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (e)	$ 2,992	$ 2,985
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (e)	4,305	4,175
Del Taco term loan 9.75% 3/29/13 (e)	2,616	2,407
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (e)	100	83
term loan 2.5625% 6/14/14 (e)	1,575	1,307
		10,957
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 2.1447% 1/26/14 (e)	2,392	2,188
term loan 2.1556% 1/26/14 (e)	35,091	32,109
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (e)	1,994	1,870
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.3083% 2/7/14 (e)	2,692	2,429
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (e)	1,984	1,855
Hertz Corp.:
Credit-Linked Deposit 2.0419% 12/21/12 (e)	308	284
Tranche B, term loan 2.0036% 12/21/12 (e)	1,679	1,545
Iron Mountain, Inc. term loan 1.875% 4/16/14 (e)	9,775	9,384
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (e)	13,608	12,043
Tranche DD, term loan 2.75% 7/24/14 (e)	1,158	1,024
		64,731
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (e)	17,116	15,234
Sally Holdings LLC Tranche B, term loan 2.5434% 11/16/13 (e)	1,935	1,848
Toys 'R' Us, Inc. term loan 4.4938% 7/19/12 (e)	6,975	6,748
		23,830
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.1%
Edgen Murray Corp. term loan 3.1111% 5/11/14 (e)	$ 3,995	$ 2,916
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 3.0114% 7/6/14 (e)	11,970	11,342
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,853	4,076
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (e)	3,389	3,118
PETCO Animal Supplies, Inc. term loan 2.5187% 10/26/13 (e)	7,687	7,380
		25,916
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 2.2438% 3/20/13 (e)	13,822	13,615
Tranche B2, term loan 2.2436% 3/20/13 (e)	21,613	21,289
Avaya, Inc. term loan 3.1369% 10/26/14 (e)	3,990	3,411
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.4731% 1/18/12 (e)	361	359
First Data Corp.:
Tranche B1, term loan 2.997% 9/24/14 (e)	19,401	16,637
Tranche B2, term loan 3.0355% 9/24/14 (e)	14,643	12,556
Tranche B3, term loan 3.0355% 9/24/14 (e)	10,770	9,208
Flextronics International Ltd. Tranche B-B, term loan 2.5397% 10/1/12 (e)	4,900	4,630
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (e)	23,073	18,516
12.5% 12/15/14	2,657	2,736
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,147	1,130
Credit-Linked Deposit 9% 2/14/13 (e)	380	375
Itron, Inc. term loan 4% 4/18/14 (e)	5,799	5,763
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (e)	870	816
Tranche 2LN, term loan 6.0325% 6/11/15 (e)	2,000	1,730
Metavante Technologies, Inc. Tranche B, term loan 3.7331% 11/1/14 (e)	879	877
ON Semiconductor Corp. term loan 1.9929% 9/6/13 (e)	2,630	2,525
Open Text Corp. term loan 2.4938% 10/2/13 (e)	5,709	5,509
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc.:
term loan 1.9944% 2/28/14 (e)	$ 29,500	$ 27,435
Tranche C, term loan 6.75% 2/28/14 (e)	4,965	4,965
Verifone, Inc. Tranche B, term loan 3% 10/31/13 (e)	4,073	3,869
		157,951
Telecommunications - 7.0%
Asurion Corp. Tranche 1LN, term loan 3.2449% 7/3/14 (e)	6,000	5,685
Centennial Cellular Operating Co. LLC term loan 2.2429% 2/9/11 (e)	29,454	29,380
Cincinnati Bell, Inc. Tranche B, term loan 1.7803% 8/31/12 (e)	7,914	7,617
Crown Castle International Corp. Tranche B, term loan 1.7825% 3/6/14 (e)	7,267	6,931
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	8,334	7,979
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14	2,000	1,600
Tranche B, term loan 5% 3/31/15 (e)	3,000	2,415
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,210	859
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (e)	20,000	17,850
Intelsat Ltd. Tranche B, term loan 2.7456% 7/3/13 (e)	30,767	29,844
Level 3 Financing, Inc. term loan:
2.53% 3/13/14 (e)	14,000	12,005
11.5% 3/13/14 (e)	3,000	3,210
MetroPCS Wireless, Inc. Tranche B, term loan 2.6611% 11/3/13 (e)	9,802	9,140
PanAmSat Corp.:
Tranche B2 A, term loan 2.7456% 1/3/14 (e)	13,036	12,302
Tranche B2 B, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Tranche B2 C, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,417
Telesat Holding, Inc. term loan:
3.25% 10/31/14 (e)	314	301
3.25% 10/31/14 (e)	3,656	3,500
Time Warner Telecom, Inc. Tranche B, term loan 2.013% 1/7/13 (e)	4,883	4,663
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (e)	6,000	5,760
Tranche C 1LN, term loan 4.9256% 5/26/14 (e)	6,000	5,760
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (e)	$ 6,125	$ 5,758
Tranche B2, term loan 3.04% 12/17/15 (e)	15,000	14,438
		269,012
Textiles & Apparel - 0.5%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.0319% 9/5/13 (e)	11,307	11,350
Levi Strauss & Co. term loan 2.495% 4/4/14 (e)	3,000	2,745
William Carter Co. term loan 1.7473% 6/29/12 (e)	3,782	3,678
		17,773
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (e)	2,000	1,700
TOTAL FLOATING RATE LOANS (Cost $2,975,520)		2,957,702
Nonconvertible Bonds - 16.4%

Aerospace - 0.1%
L-3 Communications Corp. 7.625% 6/15/12	2,000	2,025
TransDigm, Inc. 7.75% 7/15/14 (c)	3,000	3,015
		5,040
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17 (d)	3,000	3,030
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	2,000	2,055
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,000
		14,085
Automotive - 1.3%
Ford Motor Credit Co. LLC:
1.8544% 1/15/10 (e)	26,000	25,805
5.549% 6/15/11 (e)	7,000	6,790
7.875% 6/15/10	9,000	9,088
Navistar International Corp. 8.25% 11/1/21	4,285	4,183
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,150
Tenneco, Inc. 8.625% 11/15/14	2,000	1,870
		49,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 1.4%
General Motors Acceptance Corp.:
2.5606% 12/1/14 (e)	$ 14,000	$ 10,570
6.875% 9/15/11	8,000	7,660
7.25% 3/2/11	6,000	5,880
7.75% 1/19/10	16,000	16,000
GMAC LLC:
6% 12/15/11	2,000	1,880
6% 12/15/11 (c)	2,000	1,870
6.875% 9/15/11 (c)	5,000	4,800
7.75% 1/19/10 (c)	5,000	5,013
		53,673
Broadcasting - 0.0%
QVC, Inc. 7.5% 10/1/19 (c)	2,000	1,995
Building Materials - 0.1%
Nortek, Inc. 10% 12/1/13 (b)	2,000	2,030
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,796
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,280
		27,076
Capital Goods - 0.0%
Esco Corp. 4.174% 12/15/13 (c)(e)	2,000	1,800
Chemicals - 0.4%
Huntsman International LLC 5.5% 6/30/16 (c)	3,000	2,588
Nalco Co. 7.75% 11/15/11	5,000	4,988
NOVA Chemicals Corp. 4.5375% 11/15/13 (e)	4,000	3,550
Terra Capital, Inc. 7.75% 11/1/19 (c)	4,000	4,000
		15,126
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15 (c)	880	950
Containers - 0.9%
Ball Corp. 7.125% 9/1/16	2,000	2,040
Berry Plastics Corp. 5.0344% 2/15/15 (e)	11,000	10,010
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.25% 11/15/15 (c)	10,000	9,850
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	7,000	7,123
Silgan Holdings, Inc. 7.25% 8/15/16 (c)	4,000	4,030
		33,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	$ 9,000	$ 9,248
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,060
CMS Energy Corp.:
1.2344% 1/15/13 (e)	8,000	7,280
6.3% 2/1/12	3,000	3,045
Energy Future Holdings 10.875% 11/1/17	7,000	4,830
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Mirant North America LLC 7.375% 12/31/13	5,997	5,937
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,955
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,065
RRI Energy, Inc. 6.75% 12/15/14	7,963	8,102
		53,692
Energy - 0.7%
Chesapeake Energy Corp.:
6.375% 6/15/15	3,500	3,308
7% 8/15/14	1,500	1,515
7.5% 9/15/13	4,000	4,060
7.625% 7/15/13	3,000	3,105
Concho Resources, Inc. 8.625% 10/1/17	2,000	2,060
Continental Resources, Inc. 8.25% 10/1/19 (c)	1,310	1,343
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,015
SandRidge Energy, Inc. 3.9147% 4/1/14 (e)	8,000	7,080
Western Refining, Inc. 10.75% 6/15/14 (c)(e)	2,000	1,830
		26,316
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (c)	3,000	3,045
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,944
Rite Aid Corp. 10.25% 10/15/19 (c)	2,635	2,642
		5,586
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 7.5% 10/15/19 (c)	2,000	2,015
Gaming - 0.2%
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (c)	2,000	1,955
Penn National Gaming, Inc. 6.875% 12/1/11	5,500	5,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (c)	2,000	1,970
		9,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 1.0%
Elan Finance PLC/Elan Finance Corp. 4.44% 11/15/11 (e)	$ 15,000	$ 13,875
HCA, Inc.:
7.875% 2/15/20 (c)	2,000	2,050
8.5% 4/15/19 (c)	4,000	4,240
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,960
		37,125
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09 (b)	2,000	1,820
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(c)	2,000	1,780
		3,600
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,000	2,963
Metals/Mining - 3.5%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,040
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,761
Drummond Co., Inc. 9% 10/15/14 (c)	5,830	5,874
FMG Finance Property Ltd. 4.3606% 9/1/11 (c)(e)	37,000	36,168
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (e)	62,000	61,845
Teck Resources Ltd. 9.75% 5/15/14	20,810	23,411
		136,099
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (c)	3,000	3,053
Domtar Corp. 7.875% 10/15/11	2,000	2,080
Georgia-Pacific LLC 8.25% 5/1/16 (c)	2,000	2,105
Solo Cup Co. 10.5% 11/1/13 (c)	3,000	3,180
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	1,979
		12,397
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (c)	3,505	3,558
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,000	3,480
		7,038
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 6,000	$ 6,188
Technology - 0.2%
Avago Technologies Finance Ltd. 5.8606% 6/1/13 (e)	100	98
GeoEye, Inc. 9.625% 10/1/15 (c)	1,505	1,550
NXP BV 3.0344% 10/15/13 (e)	6,465	4,784
Seagate Technology International 10% 5/1/14 (c)	2,275	2,503
		8,935
Telecommunications - 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (c)	5,000	5,288
Centennial Communications Corp. 6.0397% 1/1/13 (e)	2,000	2,000
Intelsat Jackson Holdings Ltd. 8.5% 11/1/19 (c)	2,000	2,008
IPCS, Inc. 2.6081% 5/1/13 (e)	3,000	2,610
Level 3 Financing, Inc. 4.6013% 2/15/15 (e)	3,000	2,183
Qwest Corp.:
3.549% 6/15/13 (e)	4,000	3,720
7.875% 9/1/11	15,000	15,488
8.375% 5/1/16 (c)	3,000	3,090
8.875% 3/15/12	3,000	3,158
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,124
Sprint Nextel Corp. 0.6831% 6/28/10 (e)	53,156	51,561
ViaSat, Inc. 8.875% 9/15/16 (c)	1,880	1,925
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,750
		110,905
TOTAL NONCONVERTIBLE BONDS (Cost $605,218)		632,038
Common Stocks - 0.0%
	Shares
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	34
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	233
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
TOTAL COMMON STOCKS (Cost $8,054)		1,240
Money Market Funds - 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (f) (Cost $409,048)	409,047,739	$ 409,048
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $3,997,840)		4,000,028
NET OTHER ASSETS - (3.5)%		(136,527)
NET ASSETS - 100%		$ 3,863,501
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,801,000 or 4.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,192,000 and $10,600,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,525
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973	$ -	$ -	$ 973
Financials	34	-	-	34
Utilities	233	233	-	-
Corporate Bonds	632,038	-	632,038	-
Floating Rate Loans	2,957,702	-	2,957,702	-
Money Market Funds	409,048	409,048	-	-
Total Investments in Securities:	$ 4,000,028	$ 409,281	$ 3,589,740	$ 1,007
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,699)
Cost of Purchases	7,706
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,007
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,699)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,588,792)	$ 3,590,980
Fidelity Central Funds (cost $409,048)	409,048
Total Investments (cost $3,997,840)		$ 4,000,028
Receivable for investments sold		14,707
Receivable for fund shares sold		9,219
Interest receivable		17,282
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		24
Other receivables		297
Total assets		4,041,635

Liabilities
Payable to custodian bank	$ 176
Payable for investments purchased Regular delivery	160,230
Delayed delivery	3,000
Payable for fund shares redeemed	10,045
Distributions payable	1,796
Accrued management fee	1,827
Distribution fees payable	441
Other affiliated payables	531
Other payables and accrued expenses	88
Total liabilities		178,134

Net Assets		$ 3,863,501
Net Assets consist of:
Paid in capital		$ 4,005,003
Undistributed net investment income		35,270
Accumulated undistributed net realized gain (loss) on investments		(178,960)
Net unrealized appreciation (depreciation) on investments		2,188
Net Assets		$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,830 ÷ 55,611 shares)	$ 9.31

Maximum offering price per share (100/97.25 of $9.31)	$ 9.57
Class T: Net Asset Value and redemption price per share ($143,136 ÷ 15,391 shares)	$ 9.30

Maximum offering price per share (100/97.25 of $9.30)	$ 9.56
Class B: Net Asset Value and offering price per share ($44,295 ÷ 4,763 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($334,817 ÷ 35,964 shares)A	$ 9.31

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,354,137 ÷ 253,114 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($469,286 ÷ 50,490 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		150,272
Income from Fidelity Central Funds		2,525
Total income		152,797

Expenses
Management fee	$ 16,919
Transfer agent fees	4,053
Distribution fees	4,099
Accounting fees and expenses	1,088
Custodian fees and expenses	76
Independent trustees' compensation	20
Registration fees	321
Audit	164
Legal	21
Miscellaneous	48
Total expenses before reductions	26,809
Expense reductions	(38)	26,771
Net investment income		126,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		(21,639)
Change in net unrealized appreciation (depreciation) on: Investment securities		475,087
Net gain (loss)		453,448
Net increase (decrease) in net assets resulting from operations		$ 579,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 126,026	$ 149,958
Net realized gain (loss)	(21,639)	(139,997)
Change in net unrealized appreciation (depreciation)	475,087	(392,847)
Net increase (decrease) in net assets resulting from operations	579,474	(382,886)
Distributions to shareholders from net investment income	(95,253)	(143,999)
Share transactions - net increase (decrease)	1,382,631	(1,374,702)
Redemption fees	826	388
Total increase (decrease) in net assets	1,867,678	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $35,270 and undistributed net investment income of $4,997, respectively)	$ 3,863,501	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return A, B	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return A, B	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return A	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.75%	.73%	.72%	.81%	.82%
Net investment income	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77%	.76%	.76%	.83%	.85%
Net investment income	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 23, 2009, have

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3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,635
Gross unrealized depreciation	(136,757)
Net unrealized appreciation (depreciation)	$ 25,878

Tax Cost	$ 3,974,150

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,622
Capital loss carryforward	$ (196,002)
Net unrealized appreciation (depreciation)	$ 25,878

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 95,253	$ 143,999

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,851,412 and $636,817, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 892	$ 85
Class T	0%	.25%	366	1
Class B	.55%	.15%	291	229
Class C	.75%	.25%	2,550	729
			$ 4,099	$ 1,044

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 185
Class T	31
Class B*	66
Class C*	86
$ 368

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 601.17
Class T	239.16
Class B	98.24
Class C	403.16
Fidelity Floating Rate High Income Fund	2,228.12
Institutional Class	484.15
	$ 4,053

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 6

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8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 10,536	$ 11,040
Class T	4,731	10,312
Class B	1,155	3,137
Class C	6,049	11,350
Fidelity Floating Rate High Income Fund	62,441	99,177
Institutional Class	10,341	8,983
Total	$ 95,253	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	48,725	12,782	$ 415,716	$ 119,270
Reinvestment of distributions	1,018	942	8,748	8,667
Shares redeemed	(18,093)	(16,135)	(158,144)	(147,587)
Net increase (decrease)	31,650	(2,411)	$ 266,320	$ (19,650)
Class T
Shares sold	7,181	2,613	$ 60,340	$ 24,324
Reinvestment of distributions	487	970	4,066	8,971
Shares redeemed	(8,995)	(18,575)	(77,682)	(171,534)
Net increase (decrease)	(1,327)	(14,992)	$ (13,276)	$ (138,239)
Class B
Shares sold	1,793	459	$ 15,223	$ 4,273
Reinvestment of distributions	105	253	867	2,337
Shares redeemed	(2,368)	(5,780)	(19,832)	(53,368)
Net increase (decrease)	(470)	(5,068)	$ (3,742)	$ (46,758)
Class C
Shares sold	19,145	4,102	$ 163,896	$ 38,173
Reinvestment of distributions	479	816	4,023	7,528
Shares redeemed	(8,474)	(15,538)	(71,281)	(142,119)
Net increase (decrease)	11,150	(10,620)	$ 96,638	$ (96,418)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Fidelity Floating Rate High Income Fund
Shares sold	185,964	58,551	$ 1,569,071	$ 537,327
Reinvestment of distributions	6,026	9,069	51,119	83,798
Shares redeemed	(100,407)	(181,259)	(857,029)	(1,661,471)
Net increase (decrease)	91,583	(113,639)	$ 763,161	$ (1,040,346)
Institutional Class
Shares sold	53,110	12,811	$ 449,402	$ 119,600
Reinvestment of distributions	653	554	5,644	5,092
Shares redeemed	(20,585)	(17,333)	(181,516)	(157,983)
Net increase (decrease)	33,178	(3,968)	$ 273,530	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/07/09	12/04/09	$-	$.05

A total of 1.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,576,606 of distributions paid during the period January 1, 2009 to October 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Floating Rate High Income Fund (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Floating Rate High Income Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Floating Rate High Income Fund (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity Floating Rate High Income Fund (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the year-to-date performance of Fidelity Floating Rate High Income Fund (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Floating Rate High Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Floating Rate High Income Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-UANN-1209
1.784742.106

(Fidelity Investment logo)(registered trademark)
Fidelity
Floating Rate High Income
Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Floating Rate High Income FundB	20.55%	3.82%	4.07%

A From August 16, 2000.

B The initial offering of retail shares took place on September 19, 2002. Returns prior to September 19, 2002 are those of Institutional Class of Fidelity Advisor Floating Rate High Income Fund, one of the original classes of the fund.

Annual Report

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Fidelity Floating Rate High Income Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's®
(S&P®)/Loan Syndications and Trading Association Leveraged Performing Loan Index performed over the same period. The initial offering of Fidelity Floating Rate High Income Fund took place on September 19, 2002. See the previous page for additional information regarding the performance of Fidelity Floating Rate High Income Fund.

* From August 31, 2000 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Market Recap: The Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned 31.61% for the year ending October 31, 2009, a staggering 25.54% of which was from capital appreciation. The fourth quarter of 2008 was the worst three-month period on record for the loan market, driven by rising defaults, a dismal economic backdrop, scarce liquidity and weak demand. We began 2009 with yields and prices at levels never seen in the history of the loan market: The S&P/LSTA index ended 2008 with an average price of 62% of par, a nominal spread of LIBOR (London Interbank Offered Rate) +2.67% and an implied discounted spread of LIBOR +23.6%. The loan-market rally was driven predominantly by technical factors and an improving outlook for the U.S. economy. As the market's fears were calmed, demand increased due to repayments, corporate buybacks and increased investments from traditional and non-traditional investors alike. Supply shrank as the trickle of new issuance could not keep pace with the rate of repayments and bond-for-loan takeouts. Liquidity returned to the markets later in the period, allowing companies to avoid bankruptcy by refinancing existing debt. Accordingly, while defaults rose steadily, reaching a record 10.7% as of the end of October 2009, the extreme defaults that many market participants expected this year were avoided.

Comments from Christine McConnell, Portfolio Manager of Fidelity Floating Rate High Income Fund: The fund's bias toward higher credit quality helped in the first half of the period but detracted in the second half as lower-quality issues outperformed. For the year, the fund's Retail Class shares rose 20.55%, trailing the S&P/LSTA index. Major detractors from relative performance included security selection within the telecommunications and cable/satellite TV sectors, particularly an early-period underweighting in Alltel and second-half overweightings in Cablevision, Charter Communications and Intelsat. Security selection in health care also dampened results, led by stakes in Community Health Systems and HCA Healthcare. A sizable average cash position held during the period hurt as well. Limited supply in the loan market made it difficult to put new money to work quickly. Contributing to performance was security selection and an underweighting in publishing, including not owning weak-performing index component Tribune Co., and a strong out-of-benchmark pick early in the period in waste hauler Allied Waste, which merged with Republic Services. Underweighting independent power producer TXU also aided results, as did an overweighting in auto-parts maker Visteon. Some of the contributors and detractors mentioned were sold before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.03%
Actual		$ 1,000.00	$ 1,096.40	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class T	1.03%
Actual		$ 1,000.00	$ 1,096.50	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24
Class B	1.55%
Actual		$ 1,000.00	$ 1,093.70	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class C	1.76%
Actual		$ 1,000.00	$ 1,092.40	$ 9.28
Hypothetical A		$ 1,000.00	$ 1,016.33	$ 8.94
Fidelity Floating Rate High Income Fund	.74%
Actual		$ 1,000.00	$ 1,098.10	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,098.10	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	3.5
Charter Communications Operating LLC	2.7	2.8
Community Health Systems, Inc.	2.6	2.7
CSC Holdings, Inc.	2.4	2.6
Qwest Corp.	2.2	2.0
	13.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.9	13.6
Telecommunications	9.9	9.9
Electric Utilities	9.0	8.3
Cable TV	8.7	9.1
Chemicals	5.0	4.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 8.3%	BBB 6.3%
BB 44.2%	BB 48.9%
B 26.5%	B 16.9%
CCC,CC,C 5.0%	CCC,CC,C 3.3%
D 1.1%	D 3.0%
Not Rated 7.8%	Not Rated 6.5%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 15.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Floating Rate Loans 76.5%		Floating Rate Loans 77.7%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.3%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 15.0%
* Foreign investments	5.8%	** Foreign investments	3.3%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Floating Rate Loans (g) - 76.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (e)	$ 3,950	$ 3,930
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (e)	7,500	7,575
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0344% 9/30/13 (e)	16,569	15,907
Sequa Corp. term loan 3.881% 12/3/14 (e)	2,000	1,740
TransDigm, Inc. term loan 2.2894% 6/23/13 (e)	14,340	13,766
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.5% 9/29/13 (e)	4,576	4,347
		47,265
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 1LN, term loan 8.75% 9/27/13 (e)	3,815	3,820
Automotive - 3.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (e)	22,390	17,184
Tranche C, term loan 2.1875% 12/27/15 (e)	11,423	8,710
Ford Motor Co. term loan 3.2875% 12/15/13 (e)	43,649	38,956
Lear Corp. term loan 7.5% 10/25/14 (e)	4,455	4,477
Oshkosh Co. Tranche B, term loan 6.3163% 12/6/13 (e)	3,215	3,199
Rexnord Corp. Tranche B, term loan 2.7862% 7/19/13 (e)	1,989	1,909
Tenneco, Inc. Credit-Linked Deposit 5.7456% 3/16/14 (e)	8,000	7,520
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (e)	39,500	35,155
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (e)	8,844	8,844
Visteon Corp. term loan 4.426% 6/13/13 (b)(e)	10,000	8,550
		134,504
Broadcasting - 2.9%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13	2,000	1,380
Tranche B, term loan 2.04% 6/12/14 (e)	7,000	4,690
Entravision Communication Corp. term loan 5.54% 3/29/13 (e)	593	551
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,787	1,617
Nexstar Broadcasting, Inc. Tranche B, term loan 5.0017% 10/1/12 (e)	19,378	17,052
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp. term loan 4.3444% 1/15/12 (b)(e)	$ 4,000	$ 920
Raycom Media, Inc. Tranche B, term loan 1.75% 6/25/14 (e)	6,430	5,208
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.75% 10/23/15 (e)	6,000	6,030
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (e)	67,005	53,604
VNU, Inc. term loan 2.2444% 8/9/13 (e)	22,138	20,312
		111,364
Cable TV - 8.0%
Cequel Communications LLC Tranche 1LN, term loan 2.2445% 11/5/13 (e)	9,934	9,412
Charter Communications Operating LLC:
term loan 9.25% 3/6/14 (e)	7,902	8,001
Tranche B 1LN, term loan 6.25% 3/6/14 (e)	107,560	98,149
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (e)	84,925	80,891
DIRECTV Holdings LLC:
Tranche B, term loan 1.7429% 4/13/13 (e)	37,168	36,238
Tranche C, term loan 5.25% 4/13/13 (e)	9,396	9,373
Discovery Communications, Inc.:
term loan 2.2825% 5/14/14 (e)	24,550	23,691
Tranche C, term loan 5.25% 5/14/14 (e)	11,940	12,089
Insight Midwest Holdings LLC Tranche B, term loan 2.29% 4/6/14 (e)	6,750	6,413
Mediacom LLC Tranche D, term loan 5.5% 3/31/17 (e)	3,000	2,985
San Juan Cable, Inc. Tranche 1LN, term loan 2.04% 10/31/12 (e)	4,682	4,355
UPC Broadband Holding BV:
Tranche N1, term loan 1.9963% 12/31/14 (e)	15,008	13,957
Tranche T, term loan 3.7463% 12/31/16 (e)	3,000	2,873
		308,427
Capital Goods - 3.0%
Amsted Industries, Inc.:
term loan 2.2895% 4/5/13 (e)	4,665	4,198
Tranche DD, term loan 2.3977% 4/5/13 (e)	3,027	2,724
Ashtead Group PLC term loan 2.0625% 8/31/11 (e)	2,688	2,560
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,792	5,785
Bucyrus International, Inc. Tranche B, term loan 1.8677% 5/4/14 (e)	12,092	11,729
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (e)	$ 2,806	$ 2,764
Dresser, Inc. Tranche B 1LN, term loan 2.6794% 5/4/14 (e)	29,319	27,193
EnergySolutions, Inc.:
Credit-Linked Deposit 4% 6/7/13 (e)	317	296
term loan 4.05% 6/7/13 (e)	6,580	6,547
Flowserve Corp. term loan 1.8125% 8/10/12 (e)	33,006	32,016
Polypore, Inc. Tranche B, term loan 2.46% 7/3/14 (e)	3,910	3,617
Rexnord Corp. Tranche B A0, term loan 2.5% 7/19/13 (e)	2,893	2,748
Sensus Metering Systems, Inc. Tranche B term loan 2.2841% 12/17/10 (e)	4,487	4,341
Terex Corp. term loan 4.3475% 7/14/13 (e)	10,225	10,020
		116,538
Chemicals - 4.6%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (e)	5,198	5,250
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9956% 4/2/13 (e)	5,526	4,974
term loan 2.0369% 4/2/14 (e)	39,130	36,293
Ferro Corp. Tranche B, term loan 6.2837% 6/6/12 (e)	2,000	1,900
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	4,000	3,980
Georgia Gulf Corp. term loan 10% 10/3/13 (e)	14,386	14,314
Huntsman International LLC Tranche B, term loan 1.9938% 4/19/14 (e)	19,320	17,436
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	3,050
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	3,050
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (e)(h)	30,585	31,809
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (e)	2,057	1,759
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (e)	12,675	10,521
Nalco Co.:
term loan 5.75% 5/6/16 (e)	19,925	20,274
Tranche B, term loan 2.0625% 11/4/10 (e)	6,461	6,428
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	8,970	9,060
Solutia, Inc. term loan 7.25% 2/28/14 (e)	5,884	5,973
		176,071
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.4%
Jarden Corp.:
Tranche B1, term loan 2.0325% 1/24/12 (e)	$ 1,646	$ 1,584
Tranche B4, term loan 3.5325% 1/26/15 (e)	1,874	1,855
Jostens IH Corp. Tranche C, term loan 2.6369% 12/21/11 (e)	1,366	1,344
Revlon Consumer Products Corp. term loan 4.2945% 1/15/12 (e)	7,000	6,773
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (e)	98	95
Tranche B1, term loan 8.0001% 6/30/12 (e)	1,899	1,851
Weight Watchers International, Inc. Tranche B, term loan 1.7858% 1/26/14 (e)	1,886	1,792
		15,294
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	13,036	13,036
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (e)	4,977	4,268
BWAY Corp. Tranche B, term loan 2.5291% 7/17/13 (e)	1,908	1,784
Crown Holdings, Inc.:
term loan B 1.995% 11/15/12 (e)	15,035	14,584
Tranche B, term loan 1.995% 11/15/12 (e)	9,501	9,216
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7444% 6/14/13 (e)	26,122	25,469
		68,357
Diversified Financial Services - 0.9%
Ameritrade Holding Corp. Tranche B, term loan 1.75% 1/23/13 (e)	6,753	6,500
BRSP LLC term loan 7.5% 6/24/14 (e)	5,000	4,675
Clear Channel Capital I LLC Tranche B, term loan 3.8938% 1/29/16 (e)	15,000	10,500
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (e)	1,990	1,905
Nuveen Investments, Inc. term loan 3.2819% 11/13/14 (e)	4,044	3,437
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2897% 12/15/11 (e)	195	186
Credit-Linked Deposit 2.2897% 12/15/13 (e)	623	592
Tranche 1LN, term loan 2.2429% 12/15/13 (e)	1,697	1,612
Tranche 2LN, term loan 4.5014% 12/15/14 (e)	4,825	4,125
		33,532
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	$ 9,602	$ 9,530
LBI Media, Inc. term loan 1.7429% 3/31/12 (e)	2,220	1,842
Thomson Media, Inc. Tranche B1, term loan 5.29% 11/8/11 (e)	960	777
		12,149
Electric Utilities - 7.6%
AES Corp. term loan 3.29% 8/10/11 (e)	14,732	14,217
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (e)	2,708	2,519
term loan 3.2825% 3/30/14 (e)	27,236	25,329
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (e)	38,057	34,631
Covanta Energy Corp.:
term loan 1.75% 2/9/14 (e)	5,877	5,583
Credit-Linked Deposit 1.6869% 2/9/14 (e)	2,967	2,819
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4% 4/2/13 (e)	32,094	30,970
Tranche B, term loan 4% 4/2/13 (e)	2,851	2,751
Energy Investors Funds term loan 1.995% 4/11/14 (e)	2,642	2,497
MACH Gen LLC Credit-Linked Deposit 2.2825% 2/22/13 (e)	182	167
Mirant North America LLC term loan 1.9929% 1/3/13 (e)	20,149	19,192
NRG Energy, Inc.:
term loan 2.0214% 2/1/13 (e)	44,859	41,944
Credit-Linked Deposit 2.0325% 2/1/13 (e)	28,314	26,474
NSG Holdings LLC:
Credit-Linked Deposit 1.799% 6/15/14 (e)	247	230
Tranche B, term loan 1.799% 6/15/14 (e)	1,476	1,372
Reliant Energy, Inc. Credit-Linked Deposit 1.9763% 6/30/14 (e)	11,150	10,537
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (e)	37,715	28,993
Tranche B2, term loan 3.7446% 10/10/14 (e)	14,643	11,275
Tranche B3, term loan 3.7446% 10/10/14 (e)	45,058	34,244
		295,744
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.6%
Alon USA, Inc. term loan 2.4929% 8/4/13 (e)	$ 1,881	$ 1,535
Citgo Petroleum Corp. Tranche B, term loan 1.7231% 11/15/12 (e)	11,495	10,690
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (e)	1,555	1,508
Compagnie Generale de Geophysique SA term loan 3.9249% 1/12/14 (e)	1,374	1,346
MEG Energy Corp.:
term loan 2.29% 4/3/13 (e)	1,432	1,332
Tranche DD, term loan 2.29% 4/3/13 (e)	1,460	1,358
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	564	516
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	4,375	4,003
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.2825% 10/31/12 (e)	418	412
term loan 2.2429% 10/31/12 (e)	545	538
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	1,484	1,432
		24,670
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (e)	5,069	2,788
Tranche B1, term loan 20.5% 4/8/12 (e)	3,964	2,180
		4,968
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.24% 3/30/14 (e)	459	370
Food and Drug Retail - 1.2%
GNC Corp. term loan 2.5246% 9/16/13 (e)	2,853	2,639
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	1,995	1,865
Tranche ABL, term loan 2% 6/4/14 (e)	11,373	9,780
Tranche B4, term loan 9.5% 6/15/15 (e)	20,000	20,550
SUPERVALU, Inc. Tranche B, term loan 1.5306% 6/2/12 (e)	14,288	13,645
		48,479
Food/Beverage/Tobacco - 2.2%
Constellation Brands, Inc. Tranche B, term loan 1.75% 6/5/13 (e)	35,313	33,901
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 1.6649% 4/2/14 (e)	$ 24,489	$ 22,653
Del Monte Corp. Tranche B, term loan 1.7666% 2/8/12 (e)	5,082	4,936
Herbalife International, Inc. term loan 1.74% 7/21/13 (e)	1,679	1,587
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (e)	2,275	2,298
Reddy Ice Group, Inc. term loan 1.995% 8/12/12 (e)	2,000	1,760
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,051	17,243
		84,378
Gaming - 2.5%
Ameristar Casinos, Inc. term loan 3.5341% 11/10/12 (e)	4,836	4,800
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (e)	1,235	1,217
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2822% 1/28/15 (e)	3,688	2,941
Tranche B2, term loan 3.2822% 1/28/15 (e)	5,890	4,712
Tranche B3, term loan 3.2822% 1/28/15 (e)	2,863	2,283
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (e)	5,000	4,907
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (e)	1,172	938
Tranche B, term loan 2.04% 5/23/14 (e)	5,800	4,640
MGM Mirage, Inc. term loan 6% 10/3/11 (e)	21,410	19,376
Penn National Gaming, Inc. Tranche B, term loan 2.0099% 10/3/12 (e)	20,901	20,117
Town Sports International LLC term loan 2.0625% 2/27/14 (e)	2,903	2,671
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (e)	7,186	6,575
Tranche DD, term loan 5.79% 5/26/12 (e)	7,683	7,030
Venetian Macau US Finance, Inc. Tranche B, term loan 5.79% 5/25/13 (e)	13,654	12,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.125% 8/15/13 (e)	2,313	2,128
		96,828
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 12.9%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2456% 2/7/12 (e)	$ 6,180	$ 5,902
Bausch & Lomb, Inc. term loan:
3.5191% 4/26/15 (e)	2,277	2,163
3.5325% 4/26/15 (e)	9,376	8,907
Biomet, Inc. term loan 3.2822% 3/25/15 (e)	6,964	6,651
Boston Scientific Corp. term loan 2.0331% 4/21/11 (e)	14,383	14,023
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,993	3,007
Community Health Systems, Inc.:
Tranche B, term loan 2.6104% 7/25/14 (e)	103,795	96,529
Tranche DD, term loan 2.4929% 7/25/14 (e)	5,296	4,926
DaVita, Inc. Tranche B1, term loan 1.7591% 10/5/12 (e)	38,257	36,248
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,325	8,408
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,578	4,623
Tranche B, term loan 1.6591% 3/31/13 (e)	34,636	33,250
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (e)	128,532	119,528
Health Management Associates, Inc. Tranche B, term loan 2.0325% 2/28/14 (e)	1,993	1,841
HealthSouth Corp. term loan:
2.5496% 3/10/13 (e)	6,816	6,509
4.05% 3/15/14 (e)	5,610	5,403
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (e)	490	473
IASIS Healthcare Corp.:
term loan 2.2429% 3/15/14 (e)	4,459	4,158
Credit-Linked Deposit 2.2435% 3/15/14 (e)	417	389
Tranche DD, term loan 2.2429% 3/15/14 (e)	1,545	1,441
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2602% 6/26/14 (e)	14,044	13,187
Tranche 2LN, term loan 4.4938% 6/26/15 (e)	2,500	2,438
LifePoint Hospitals, Inc. Tranche B, term loan 2.015% 4/15/12 (e)	19,220	18,451
Mylan, Inc. Tranche B, term loan 3.5504% 10/2/14 (e)	11,814	11,489
National Renal Institutes, Inc. Tranche B, term loan 5.3125% 3/31/13 (e)	3,246	2,759
Psychiatric Solutions, Inc. term loan 2.0182% 7/1/12 (e)	12,123	11,456
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (e)	3,809	3,237
Renal Advantage, Inc. Tranche B, term loan 2.7894% 9/30/12 (e)	4,050	3,807
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2818% 6/15/12 (e)	$ 3,830	$ 3,639
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2825% 4/19/13 (e)	1,313	1,235
Tranche B, term loan 2.5217% 4/19/14 (e)	6,237	5,863
Team Health, Inc. term loan 2.3744% 11/22/12 (e)	2,131	2,003
Vanguard Health Holding Co. I, LLC term loan 2.4929% 9/23/11 (e)	8,595	8,370
VCA Antech, Inc. term loan 1.75% 5/16/11 (e)	5,850	5,733
Vicar Operating, Inc. term loan 1.75% 5/16/11 (e)	13,746	13,471
VWR Funding, Inc. term loan 2.7429% 6/29/14 (e)	8,978	8,147
Warner Chilcott Corp.:
term loan 1.75% 4/30/15 (e)	2,373	2,349
Tranche A, term loan 5.5% 10/30/14 (e)	6,780	6,805
Tranche B, term loan 5.75% 4/30/15 (e)	10,847	10,916
		499,734
Homebuilding/Real Estate - 0.8%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,877	2,791
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (b)(e)	1,028	832
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (e)	2,744	2,277
Tranche 2LN, term loan 13.5% 10/15/17	8,000	8,120
Tranche B, term loan 3.2869% 10/10/13 (e)	9,191	7,628
Tranche DD, term loan 3.2857% 10/10/13 (e)	9,975	8,279
		29,927
Leisure - 1.6%
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (e)	12,940	12,551
Universal City Development Partners Ltd.:
term loan 6% 6/9/11 (e)	20,686	20,583
Tranche B, term loan 6.5% 11/4/14 (e)	30,000	30,000
		63,134
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7648% 12/22/12 (e)	8,849	8,672
Novelis Corp. term loan 2.2627% 7/6/14 (e)	4,856	4,370
Oxbow Carbon LLC:
Tranche B, term loan 2.2664% 5/8/14 (e)	1,585	1,502
Tranche DD, term loan 2.2825% 5/8/14 (e)	151	143
		14,687
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.6%
Domtar Corp. Tranche B, term loan 1.62% 3/7/14 (e)	$ 1,885	$ 1,791
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3164% 12/20/12 (e)	51,794	49,592
Tranche B, term loan 2.3263% 12/20/12 (e)	14,702	14,132
Graphic Packaging International, Inc. Tranche B, term loan 2.2801% 5/16/14 (e)	8,000	7,580
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (e)	29,127	28,253
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (e)	1,951	595
		101,943
Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (e)	18,873	16,184
Cenveo Corp.:
Tranche C, term loan 4.7919% 6/21/13 (e)	2,429	2,356
Tranche DD, term loan 4.7919% 6/21/13 (e)	103	100
Dex Media East LLC Tranche B, term loan 2.25% 10/24/14 (e)	10,330	7,954
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2844% 6/12/14 (e)	14,125	12,077
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(e)	4,225	1,986
Newsday LLC term loan 10.5% 8/1/13	3,000	3,150
Quebecor World, Inc. term loan 9% 7/12/12 (e)	6,728	6,728
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (e)	13,155	11,051
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (e)	5,107	4,290
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (b)(e)	6,000	2,970
13.5% 8/26/10 (e)	2,200	2,277
Yell Group PLC Tranche B1, term loan 3.2825% 2/10/13 (e)	3,200	2,304
		73,427
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0546% 4/28/13 (e)	15,458	14,608
Tranche C, term loan 1.7773% 4/28/13 (e)	2,933	2,698
		17,306
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (e)	$ 2,992	$ 2,985
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (e)	4,305	4,175
Del Taco term loan 9.75% 3/29/13 (e)	2,616	2,407
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (e)	100	83
term loan 2.5625% 6/14/14 (e)	1,575	1,307
		10,957
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 2.1447% 1/26/14 (e)	2,392	2,188
term loan 2.1556% 1/26/14 (e)	35,091	32,109
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (e)	1,994	1,870
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.3083% 2/7/14 (e)	2,692	2,429
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (e)	1,984	1,855
Hertz Corp.:
Credit-Linked Deposit 2.0419% 12/21/12 (e)	308	284
Tranche B, term loan 2.0036% 12/21/12 (e)	1,679	1,545
Iron Mountain, Inc. term loan 1.875% 4/16/14 (e)	9,775	9,384
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (e)	13,608	12,043
Tranche DD, term loan 2.75% 7/24/14 (e)	1,158	1,024
		64,731
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (e)	17,116	15,234
Sally Holdings LLC Tranche B, term loan 2.5434% 11/16/13 (e)	1,935	1,848
Toys 'R' Us, Inc. term loan 4.4938% 7/19/12 (e)	6,975	6,748
		23,830
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.1%
Edgen Murray Corp. term loan 3.1111% 5/11/14 (e)	$ 3,995	$ 2,916
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 3.0114% 7/6/14 (e)	11,970	11,342
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,853	4,076
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (e)	3,389	3,118
PETCO Animal Supplies, Inc. term loan 2.5187% 10/26/13 (e)	7,687	7,380
		25,916
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 2.2438% 3/20/13 (e)	13,822	13,615
Tranche B2, term loan 2.2436% 3/20/13 (e)	21,613	21,289
Avaya, Inc. term loan 3.1369% 10/26/14 (e)	3,990	3,411
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.4731% 1/18/12 (e)	361	359
First Data Corp.:
Tranche B1, term loan 2.997% 9/24/14 (e)	19,401	16,637
Tranche B2, term loan 3.0355% 9/24/14 (e)	14,643	12,556
Tranche B3, term loan 3.0355% 9/24/14 (e)	10,770	9,208
Flextronics International Ltd. Tranche B-B, term loan 2.5397% 10/1/12 (e)	4,900	4,630
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (e)	23,073	18,516
12.5% 12/15/14	2,657	2,736
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,147	1,130
Credit-Linked Deposit 9% 2/14/13 (e)	380	375
Itron, Inc. term loan 4% 4/18/14 (e)	5,799	5,763
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (e)	870	816
Tranche 2LN, term loan 6.0325% 6/11/15 (e)	2,000	1,730
Metavante Technologies, Inc. Tranche B, term loan 3.7331% 11/1/14 (e)	879	877
ON Semiconductor Corp. term loan 1.9929% 9/6/13 (e)	2,630	2,525
Open Text Corp. term loan 2.4938% 10/2/13 (e)	5,709	5,509
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc.:
term loan 1.9944% 2/28/14 (e)	$ 29,500	$ 27,435
Tranche C, term loan 6.75% 2/28/14 (e)	4,965	4,965
Verifone, Inc. Tranche B, term loan 3% 10/31/13 (e)	4,073	3,869
		157,951
Telecommunications - 7.0%
Asurion Corp. Tranche 1LN, term loan 3.2449% 7/3/14 (e)	6,000	5,685
Centennial Cellular Operating Co. LLC term loan 2.2429% 2/9/11 (e)	29,454	29,380
Cincinnati Bell, Inc. Tranche B, term loan 1.7803% 8/31/12 (e)	7,914	7,617
Crown Castle International Corp. Tranche B, term loan 1.7825% 3/6/14 (e)	7,267	6,931
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	8,334	7,979
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14	2,000	1,600
Tranche B, term loan 5% 3/31/15 (e)	3,000	2,415
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,210	859
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (e)	20,000	17,850
Intelsat Ltd. Tranche B, term loan 2.7456% 7/3/13 (e)	30,767	29,844
Level 3 Financing, Inc. term loan:
2.53% 3/13/14 (e)	14,000	12,005
11.5% 3/13/14 (e)	3,000	3,210
MetroPCS Wireless, Inc. Tranche B, term loan 2.6611% 11/3/13 (e)	9,802	9,140
PanAmSat Corp.:
Tranche B2 A, term loan 2.7456% 1/3/14 (e)	13,036	12,302
Tranche B2 B, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Tranche B2 C, term loan 2.7456% 1/3/14 (e)	13,032	12,299
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,417
Telesat Holding, Inc. term loan:
3.25% 10/31/14 (e)	314	301
3.25% 10/31/14 (e)	3,656	3,500
Time Warner Telecom, Inc. Tranche B, term loan 2.013% 1/7/13 (e)	4,883	4,663
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (e)	6,000	5,760
Tranche C 1LN, term loan 4.9256% 5/26/14 (e)	6,000	5,760
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Windstream Corp.:
Tranche B1, term loan 1.79% 7/17/13 (e)	$ 6,125	$ 5,758
Tranche B2, term loan 3.04% 12/17/15 (e)	15,000	14,438
		269,012
Textiles & Apparel - 0.5%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.0319% 9/5/13 (e)	11,307	11,350
Levi Strauss & Co. term loan 2.495% 4/4/14 (e)	3,000	2,745
William Carter Co. term loan 1.7473% 6/29/12 (e)	3,782	3,678
		17,773
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (e)	2,000	1,700
TOTAL FLOATING RATE LOANS (Cost $2,975,520)		2,957,702
Nonconvertible Bonds - 16.4%

Aerospace - 0.1%
L-3 Communications Corp. 7.625% 6/15/12	2,000	2,025
TransDigm, Inc. 7.75% 7/15/14 (c)	3,000	3,015
		5,040
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17 (d)	3,000	3,030
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	2,000	2,055
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,000
		14,085
Automotive - 1.3%
Ford Motor Credit Co. LLC:
1.8544% 1/15/10 (e)	26,000	25,805
5.549% 6/15/11 (e)	7,000	6,790
7.875% 6/15/10	9,000	9,088
Navistar International Corp. 8.25% 11/1/21	4,285	4,183
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,150
Tenneco, Inc. 8.625% 11/15/14	2,000	1,870
		49,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 1.4%
General Motors Acceptance Corp.:
2.5606% 12/1/14 (e)	$ 14,000	$ 10,570
6.875% 9/15/11	8,000	7,660
7.25% 3/2/11	6,000	5,880
7.75% 1/19/10	16,000	16,000
GMAC LLC:
6% 12/15/11	2,000	1,880
6% 12/15/11 (c)	2,000	1,870
6.875% 9/15/11 (c)	5,000	4,800
7.75% 1/19/10 (c)	5,000	5,013
		53,673
Broadcasting - 0.0%
QVC, Inc. 7.5% 10/1/19 (c)	2,000	1,995
Building Materials - 0.1%
Nortek, Inc. 10% 12/1/13 (b)	2,000	2,030
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,796
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,280
		27,076
Capital Goods - 0.0%
Esco Corp. 4.174% 12/15/13 (c)(e)	2,000	1,800
Chemicals - 0.4%
Huntsman International LLC 5.5% 6/30/16 (c)	3,000	2,588
Nalco Co. 7.75% 11/15/11	5,000	4,988
NOVA Chemicals Corp. 4.5375% 11/15/13 (e)	4,000	3,550
Terra Capital, Inc. 7.75% 11/1/19 (c)	4,000	4,000
		15,126
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15 (c)	880	950
Containers - 0.9%
Ball Corp. 7.125% 9/1/16	2,000	2,040
Berry Plastics Corp. 5.0344% 2/15/15 (e)	11,000	10,010
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.25% 11/15/15 (c)	10,000	9,850
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	7,000	7,123
Silgan Holdings, Inc. 7.25% 8/15/16 (c)	4,000	4,030
		33,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	$ 9,000	$ 9,248
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,060
CMS Energy Corp.:
1.2344% 1/15/13 (e)	8,000	7,280
6.3% 2/1/12	3,000	3,045
Energy Future Holdings 10.875% 11/1/17	7,000	4,830
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Mirant North America LLC 7.375% 12/31/13	5,997	5,937
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,955
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,065
RRI Energy, Inc. 6.75% 12/15/14	7,963	8,102
		53,692
Energy - 0.7%
Chesapeake Energy Corp.:
6.375% 6/15/15	3,500	3,308
7% 8/15/14	1,500	1,515
7.5% 9/15/13	4,000	4,060
7.625% 7/15/13	3,000	3,105
Concho Resources, Inc. 8.625% 10/1/17	2,000	2,060
Continental Resources, Inc. 8.25% 10/1/19 (c)	1,310	1,343
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,015
SandRidge Energy, Inc. 3.9147% 4/1/14 (e)	8,000	7,080
Western Refining, Inc. 10.75% 6/15/14 (c)(e)	2,000	1,830
		26,316
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (c)	3,000	3,045
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,944
Rite Aid Corp. 10.25% 10/15/19 (c)	2,635	2,642
		5,586
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 7.5% 10/15/19 (c)	2,000	2,015
Gaming - 0.2%
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (c)	2,000	1,955
Penn National Gaming, Inc. 6.875% 12/1/11	5,500	5,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (c)	2,000	1,970
		9,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 1.0%
Elan Finance PLC/Elan Finance Corp. 4.44% 11/15/11 (e)	$ 15,000	$ 13,875
HCA, Inc.:
7.875% 2/15/20 (c)	2,000	2,050
8.5% 4/15/19 (c)	4,000	4,240
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,960
		37,125
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09 (b)	2,000	1,820
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(c)	2,000	1,780
		3,600
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,000	2,963
Metals/Mining - 3.5%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,040
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,761
Drummond Co., Inc. 9% 10/15/14 (c)	5,830	5,874
FMG Finance Property Ltd. 4.3606% 9/1/11 (c)(e)	37,000	36,168
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (e)	62,000	61,845
Teck Resources Ltd. 9.75% 5/15/14	20,810	23,411
		136,099
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (c)	3,000	3,053
Domtar Corp. 7.875% 10/15/11	2,000	2,080
Georgia-Pacific LLC 8.25% 5/1/16 (c)	2,000	2,105
Solo Cup Co. 10.5% 11/1/13 (c)	3,000	3,180
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	1,979
		12,397
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (c)	3,505	3,558
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,000	3,480
		7,038
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 6,000	$ 6,188
Technology - 0.2%
Avago Technologies Finance Ltd. 5.8606% 6/1/13 (e)	100	98
GeoEye, Inc. 9.625% 10/1/15 (c)	1,505	1,550
NXP BV 3.0344% 10/15/13 (e)	6,465	4,784
Seagate Technology International 10% 5/1/14 (c)	2,275	2,503
		8,935
Telecommunications - 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (c)	5,000	5,288
Centennial Communications Corp. 6.0397% 1/1/13 (e)	2,000	2,000
Intelsat Jackson Holdings Ltd. 8.5% 11/1/19 (c)	2,000	2,008
IPCS, Inc. 2.6081% 5/1/13 (e)	3,000	2,610
Level 3 Financing, Inc. 4.6013% 2/15/15 (e)	3,000	2,183
Qwest Corp.:
3.549% 6/15/13 (e)	4,000	3,720
7.875% 9/1/11	15,000	15,488
8.375% 5/1/16 (c)	3,000	3,090
8.875% 3/15/12	3,000	3,158
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,124
Sprint Nextel Corp. 0.6831% 6/28/10 (e)	53,156	51,561
ViaSat, Inc. 8.875% 9/15/16 (c)	1,880	1,925
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,750
		110,905
TOTAL NONCONVERTIBLE BONDS (Cost $605,218)		632,038
Common Stocks - 0.0%
	Shares
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	34
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	233
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
TOTAL COMMON STOCKS (Cost $8,054)		1,240
Money Market Funds - 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (f) (Cost $409,048)	409,047,739	$ 409,048
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $3,997,840)		4,000,028
NET OTHER ASSETS - (3.5)%		(136,527)
NET ASSETS - 100%		$ 3,863,501
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,801,000 or 4.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,192,000 and $10,600,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,525
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973	$ -	$ -	$ 973
Financials	34	-	-	34
Utilities	233	233	-	-
Corporate Bonds	632,038	-	632,038	-
Floating Rate Loans	2,957,702	-	2,957,702	-
Money Market Funds	409,048	409,048	-	-
Total Investments in Securities:	$ 4,000,028	$ 409,281	$ 3,589,740	$ 1,007
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,699)
Cost of Purchases	7,706
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,007
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,699)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,588,792)	$ 3,590,980
Fidelity Central Funds (cost $409,048)	409,048
Total Investments (cost $3,997,840)		$ 4,000,028
Receivable for investments sold		14,707
Receivable for fund shares sold		9,219
Interest receivable		17,282
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		24
Other receivables		297
Total assets		4,041,635

Liabilities
Payable to custodian bank	$ 176
Payable for investments purchased Regular delivery	160,230
Delayed delivery	3,000
Payable for fund shares redeemed	10,045
Distributions payable	1,796
Accrued management fee	1,827
Distribution fees payable	441
Other affiliated payables	531
Other payables and accrued expenses	88
Total liabilities		178,134

Net Assets		$ 3,863,501
Net Assets consist of:
Paid in capital		$ 4,005,003
Undistributed net investment income		35,270
Accumulated undistributed net realized gain (loss) on investments		(178,960)
Net unrealized appreciation (depreciation) on investments		2,188
Net Assets		$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,830 ÷ 55,611 shares)	$ 9.31

Maximum offering price per share (100/97.25 of $9.31)	$ 9.57
Class T: Net Asset Value and redemption price per share ($143,136 ÷ 15,391 shares)	$ 9.30

Maximum offering price per share (100/97.25 of $9.30)	$ 9.56
Class B: Net Asset Value and offering price per share ($44,295 ÷ 4,763 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($334,817 ÷ 35,964 shares)A	$ 9.31

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,354,137 ÷ 253,114 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($469,286 ÷ 50,490 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		150,272
Income from Fidelity Central Funds		2,525
Total income		152,797

Expenses
Management fee	$ 16,919
Transfer agent fees	4,053
Distribution fees	4,099
Accounting fees and expenses	1,088
Custodian fees and expenses	76
Independent trustees' compensation	20
Registration fees	321
Audit	164
Legal	21
Miscellaneous	48
Total expenses before reductions	26,809
Expense reductions	(38)	26,771
Net investment income		126,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		(21,639)
Change in net unrealized appreciation (depreciation) on: Investment securities		475,087
Net gain (loss)		453,448
Net increase (decrease) in net assets resulting from operations		$ 579,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 126,026	$ 149,958
Net realized gain (loss)	(21,639)	(139,997)
Change in net unrealized appreciation (depreciation)	475,087	(392,847)
Net increase (decrease) in net assets resulting from operations	579,474	(382,886)
Distributions to shareholders from net investment income	(95,253)	(143,999)
Share transactions - net increase (decrease)	1,382,631	(1,374,702)
Redemption fees	826	388
Total increase (decrease) in net assets	1,867,678	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $35,270 and undistributed net investment income of $4,997, respectively)	$ 3,863,501	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return A, B	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income C	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A, B	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income C	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital C	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return A, B	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate E	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return A	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.75%	.73%	.72%	.81%	.82%
Net investment income	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income B	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	-	-	(.002)	-	(.010)
Total distributions	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital B	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return A	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77%	.76%	.76%	.83%	.85%
Net investment income	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate D	25%	16%	69%	61%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 23, 2009, have

Annual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,635
Gross unrealized depreciation	(136,757)
Net unrealized appreciation (depreciation)	$ 25,878

Tax Cost	$ 3,974,150

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,622
Capital loss carryforward	$ (196,002)
Net unrealized appreciation (depreciation)	$ 25,878

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 95,253	$ 143,999

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,851,412 and $636,817, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 892	$ 85
Class T	0%	.25%	366	1
Class B	.55%	.15%	291	229
Class C	.75%	.25%	2,550	729
			$ 4,099	$ 1,044

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 185
Class T	31
Class B*	66
Class C*	86
$ 368

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 601.17
Class T	239.16
Class B	98.24
Class C	403.16
Fidelity Floating Rate High Income Fund	2,228.12
Institutional Class	484.15
	$ 4,053

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 6

Annual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 10,536	$ 11,040
Class T	4,731	10,312
Class B	1,155	3,137
Class C	6,049	11,350
Fidelity Floating Rate High Income Fund	62,441	99,177
Institutional Class	10,341	8,983
Total	$ 95,253	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	48,725	12,782	$ 415,716	$ 119,270
Reinvestment of distributions	1,018	942	8,748	8,667
Shares redeemed	(18,093)	(16,135)	(158,144)	(147,587)
Net increase (decrease)	31,650	(2,411)	$ 266,320	$ (19,650)
Class T
Shares sold	7,181	2,613	$ 60,340	$ 24,324
Reinvestment of distributions	487	970	4,066	8,971
Shares redeemed	(8,995)	(18,575)	(77,682)	(171,534)
Net increase (decrease)	(1,327)	(14,992)	$ (13,276)	$ (138,239)
Class B
Shares sold	1,793	459	$ 15,223	$ 4,273
Reinvestment of distributions	105	253	867	2,337
Shares redeemed	(2,368)	(5,780)	(19,832)	(53,368)
Net increase (decrease)	(470)	(5,068)	$ (3,742)	$ (46,758)
Class C
Shares sold	19,145	4,102	$ 163,896	$ 38,173
Reinvestment of distributions	479	816	4,023	7,528
Shares redeemed	(8,474)	(15,538)	(71,281)	(142,119)
Net increase (decrease)	11,150	(10,620)	$ 96,638	$ (96,418)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Fidelity Floating Rate High Income Fund
Shares sold	185,964	58,551	$ 1,569,071	$ 537,327
Reinvestment of distributions	6,026	9,069	51,119	83,798
Shares redeemed	(100,407)	(181,259)	(857,029)	(1,661,471)
Net increase (decrease)	91,583	(113,639)	$ 763,161	$ (1,040,346)
Institutional Class
Shares sold	53,110	12,811	$ 449,402	$ 119,600
Reinvestment of distributions	653	554	5,644	5,092
Shares redeemed	(20,585)	(17,333)	(181,516)	(157,983)
Net increase (decrease)	33,178	(3,968)	$ 273,530	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Floating Rate High Income Fund	12/07/09	12/04/09	$-	$0.05

A total of 1.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,576,606 of distributions paid during the period January 1, 2009 to October 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Floating Rate High Income Fund (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Floating Rate High Income Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Floating Rate High Income Fund (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity Floating Rate High Income Fund (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the year-to-date performance of Fidelity Floating Rate High Income Fund (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Floating Rate High Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective February 1, 2007) to the fund's management contract that lowered the individual fund fee rate from 55 basis points to 45 basis points. The Board considered that the chart reflects the fund's lower management fee in 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Floating Rate High Income Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FHI-UANN-1209
1.784743.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Class A, Class T, Class B and Class C

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	37.77%	4.28%	5.19%
Class T (incl. 4.00% sales charge)	37.76%	4.27%	5.14%
Class B (incl. contingent deferred sales charge) A	37.62%	4.09%	5.07%
Class C (incl. contingent deferred sales charge)B	41.32%	4.33%	4.78%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Income Advantage Fund - Class A on October 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted extremely strong returns during the year ending October 31, 2009, with The BofA Merrill Lynch US High Yield Constrained IndexSM gaining 49.54%. As the period began, the U.S. economy was reeling and, in the aftermath of the collapse of investment bank Lehman Brothers, investors retreated sharply from investments well out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked to restore liquidity to the debt markets, but high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way heading into 2009, largely due to evidence that federal intervention programs were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included: renewed investor confidence in the financial markets, which sparked interest in high-yield bonds and other investments that carry more risk; improved demand for high-yield products amid very low short-term interest rates; signs that the high-yield market was working more normally again; improving business fundamentals; and better performance by the equity markets.

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor High Income Advantage Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 43.51%, 43.50%, 42.62% and 42.32%, respectively (excluding sales charges), underperforming the BofA Merrill Lynch index. The fund was hurt by its out-of-benchmark allocation to equities, which underperformed high-yield bonds even though our stock picking was very strong overall. A modest cash position also detracted, along with below-benchmark returns from our high-yield bond holdings. On an industry basis, security selection in consumer products, cable TV and technology hurt the most. Conversely, some good picks in the automotive and telecommunications groups made a notable contribution, as did a sizable out-of-index stake in floating-rate bank loans. Individual detractors included out-of-benchmark common-stock positions in several companies - cosmetics giant Revlon, Delta Air and natural gas distributor El Paso. Cable-TV company Charter Communications also detracted, as did underweighting General Motors Acceptance Corp. (GMAC). Some detractors I've mentioned were not held at period end. Key contributions came from Bank of America, satellite telecom firm Intelsat and automotive component manufacturer Visteon.

Note to shareholders: Harley Lank became Co-Portfolio Manager of the fund on September 1, 2009, joining Thomas Soviero.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.05%
Actual		$ 1,000.00	$ 1,357.70	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.02%
Actual		$ 1,000.00	$ 1,357.70	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,353.10	$ 10.38
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.78%
Actual		$ 1,000.00	$ 1,353.30	$ 10.56
HypotheticalA		$ 1,000.00	$ 1,016.23	$ 9.05
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,359.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freescale Semiconductor, Inc.	3.2	2.9
Delta Air Lines, Inc.	2.9	2.3
MGM Mirage, Inc.	2.4	2.3
Univision Communications, Inc.	2.3	2.4
Michaels Stores, Inc.	2.2	2.4
	13.0
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.5	12.4
Energy	9.0	6.4
Technology	8.0	7.7
Electric Utilities	6.3	5.8
Banks and Thrifts	5.7	4.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009 *	As of April 30, 2009 **
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 0.0%	BBB 0.2%
BB 16.8%	BB 16.0%
B 29.1%	B 33.0%
CCC,CC,C 26.5%	CCC,CC,C 26.0%
D 2.4%	D 2.1%
Not Rated 3.2%	Not Rated 1.6%
Equities 17.6%	Equities 16.9%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Nonconvertible Bonds 54.3%		Nonconvertible Bonds 52.9%
	Convertible Bonds, Preferred Stocks 6.9%		Convertible Bonds, Preferred Stocks 6.3%
	Common Stocks 11.3%		Common Stocks 10.9%
	Floating Rate Loans 23.1%		Floating Rate Loans 25.9%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	9.9%	** Foreign investments	8.5%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 54.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 3,874
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	6,620	4,377
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	9,213
TOTAL CONVERTIBLE BONDS		17,464
Nonconvertible Bonds - 54.3%
Aerospace - 1.0%
Sequa Corp.:
11.75% 12/1/15 (h)	21,885	18,602
13.5% 12/1/15 pay-in-kind (h)	13,523	10,785
		29,387
Air Transportation - 1.4%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	9,481	7,300
10.18% 1/2/13	4,098	3,278
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	1,273
3.4725% 6/2/13 (j)	7,330	5,717
7.339% 4/19/14	2,480	2,232
Continental Airlines, Inc. 9.25% 5/10/17 (i)	2,760	2,788
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	106
9.5% 9/15/14 (h)	1,720	1,767
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (h)	15,000	14,213
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	794	754
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		39,815
Auto Parts Distribution - 1.0%
Exide Technologies 10.5% 3/15/13	30,000	29,700
Automotive - 0.9%
Accuride Corp. 8.5% 2/1/15 (c)	7,885	5,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC 7.25% 10/25/11	$ 1,335	$ 1,309
Navistar International Corp. 8.25% 11/1/21	3,275	3,197
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,628
7.25% 3/15/17 (h)	13,770	12,531
		24,500
Banks and Thrifts - 2.1%
GMAC LLC:
6% 12/15/11	1,075	1,011
6% 12/15/11 (h)	8,445	7,896
6.625% 5/15/12 (h)	5,765	5,448
6.875% 8/28/12 (h)	10,000	9,450
7.5% 12/31/13 (h)	28,630	26,483
8% 12/31/18 (h)	10,210	8,372
8% 11/1/31 (h)	4,273	3,611
Washington Mutual Bank 5.5% 1/15/13 (c)	10,000	1
		62,272
Broadcasting - 0.2%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	4,237
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (e)(h)	758	577
		4,814
Building Materials - 1.0%
Owens Corning:
6.5% 12/1/16	10,615	10,583
7% 12/1/36	20,295	17,014
		27,597
Cable TV - 0.1%
CSC Holdings, Inc. 6.75% 4/15/12	2,937	3,054
Capital Goods - 0.8%
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,175
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	16,112
		22,287
Chemicals - 0.8%
Huntsman International LLC 5.5% 6/30/16 (h)	7,410	6,391
NOVA Chemicals Corp.:
8.375% 11/1/16 (h)	5,000	5,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
8.625% 11/1/19 (h)	$ 5,000	$ 5,069
Solutia, Inc. 8.75% 11/1/17	1,205	1,250
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	7,610	4,775
		22,529
Consumer Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	750	743
Containers - 0.5%
Berry Plastics Corp. 5.0344% 2/15/15 (j)	7,560	6,880
Solo Cup Co. 8.5% 2/15/14	8,000	7,780
		14,660
Diversified Financial Services - 0.6%
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	9,248
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,315
Sprint Capital Corp. 8.75% 3/15/32	965	835
		17,398
Diversified Media - 1.8%
Liberty Media Corp.:
5.7% 5/15/13	20,000	18,800
8.25% 2/1/30	660	594
8.5% 7/15/29	745	678
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	25,235	21,765
11.5% 5/1/16	5,000	5,300
11.625% 2/1/14	3,185	3,400
		50,537
Electric Utilities - 4.1%
AES Corp.:
8% 6/1/20	9,475	9,475
9.75% 4/15/16 (h)	3,630	3,957
Calpine Corp.:
8.5% 7/15/10 (c)(h)	16,320	0
8.75% 7/15/13 (c)(h)	5,865	0
Edison Mission Energy:
7.2% 5/15/19	1,565	1,236
7.625% 5/15/27	18,110	12,677
Energy Future Holdings 10.875% 11/1/17	35,100	24,219
Intergen NV 9% 6/30/17 (h)	32,660	33,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 2,080	$ 1,820
9.125% 5/1/31	9,625	7,929
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	6,714
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,820	3,422
11.25% 11/1/16 pay-in-kind	19,615	11,555
		116,970
Energy - 5.7%
Ashland, Inc. 9.125% 6/1/17 (h)	2,940	3,168
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,844
Headwaters, Inc. 11.375% 11/1/14 (h)	1,105	1,108
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,724
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	5,705	5,705
Mariner Energy, Inc.:
8% 5/15/17	16,536	15,378
11.75% 6/30/16	5,845	6,430
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	21,286
8.25% 12/15/14	11,005	8,736
Petroleum Development Corp. 12% 2/15/18	7,940	7,920
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,573
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	8,997
11.75% 1/1/16	12,900	14,319
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,810	11,603
8.625% 4/1/15 pay-in-kind (j)	2,450	2,456
Stone Energy Corp. 6.75% 12/15/14	4,320	3,596
Venoco, Inc. 11.5% 10/1/17 (h)	7,100	7,047
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	9,100
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,752
		162,742
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
Marquee Holdings, Inc. 12% 8/15/14 (e)	6,990	5,784
		5,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	$ 1,725	$ 1,829
Food and Drug Retail - 2.5%
Albertsons, Inc. 8% 5/1/31	9,100	8,281
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	742
Rite Aid Corp.:
7.5% 3/1/17	22,348	19,890
8.625% 3/1/15	11,160	9,151
9.375% 12/15/15	1,345	1,110
9.5% 6/15/17	32,625	26,182
10.25% 10/15/19 (h)	2,020	2,025
Tops Markets LLC 10.125% 10/15/15 (h)	4,935	5,034
		72,415
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	2,098
7.75% 7/1/17	10,545	8,568
		10,666
Gaming - 3.8%
Downstream Development Authority 12% 10/15/15 (h)	8,750	7,175
Harrah's Operating Co., Inc. 11.25% 6/1/17 (h)	8,000	8,160
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	6,981
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	19,940
6.75% 4/1/13	5,715	4,715
6.875% 4/1/16	1,155	860
7.5% 6/1/16	33,920	24,422
7.625% 1/15/17	11,885	8,973
11.125% 11/15/17 (h)	4,595	5,043
13% 11/15/13 (h)	4,000	4,550
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (h)	2,110	2,063
Station Casinos, Inc.:
6% 4/1/12 (c)	5,550	1,318
7.75% 8/15/16 (c)	6,150	1,415
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	14,624
		110,239
Healthcare - 3.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	10,000	10,825
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
6.375% 1/15/15	$ 4,730	$ 4,411
9.875% 2/15/17 (h)	1,475	1,564
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	20,434
Select Medical Corp. 7.625% 2/1/15	5,000	4,713
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	12,323
8.875% 7/1/19 (h)	12,000	12,720
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)	30,000	26,588
		93,578
Homebuilding/Real Estate - 0.2%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,698
Insurance - 1.0%
Provident Companies, Inc.:
7% 7/15/18	11,260	10,908
7.25% 3/15/28	17,830	13,457
UnumProvident Corp.:
6.75% 12/15/28	4,814	3,748
7.19% 2/1/28	1,145	823
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,380
		30,316
Leisure - 0.7%
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	4,138
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	17,828	16,580
		20,718
Metals/Mining - 1.8%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	11,055	11,939
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,307
Novelis, Inc.:
7.25% 2/15/15 (e)	15,000	13,463
11.5% 2/15/15 (h)	1,345	1,392
Teck Resources Ltd. 10.75% 5/15/19	10,985	12,798
		52,899
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.3%
NewPage Corp. 11.375% 12/31/14 (h)	$ 5,385	$ 5,304
Solo Cup Co. 10.5% 11/1/13 (h)	2,285	2,422
		7,726
Publishing/Printing - 1.2%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,588
Cenveo Corp. 7.875% 12/1/13	21,570	18,820
Deluxe Corp.:
5% 12/15/12	8,680	8,127
5.125% 10/1/14	5,170	4,627
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	13,940	209
		34,371
Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	14,945	13,451
7.75% 5/15/16	14,500	12,978
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,492
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	6,460	4,199
Rental Service Corp. 9.5% 12/1/14	5,095	4,993
		43,113
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)(i)	2,680	2,720
9.5% 12/15/14	2,065	2,024
Trico Shipping AS 11.875% 11/1/14 (h)	5,165	5,288
		10,032
Specialty Retailing - 1.1%
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (j)	14,050	12,505
Intcomex, Inc. 11.75% 1/15/11	6,260	4,945
Sally Holdings LLC 10.5% 11/15/16	7,590	8,045
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	5,000	5,413
		30,908
Steels - 0.2%
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	4,756
Super Retail - 0.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	900
NBC Acquisition Corp. 11% 3/15/13	11,890	6,361
		7,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 3.5%
Advanced Micro Devices, Inc. 7.75% 11/1/12	$ 9,075	$ 8,077
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,541
Ceridian Corp. 11.25% 11/15/15	7,320	7,046
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,965	2,402
10.125% 12/15/16	8,920	6,311
NXP BV:
7.875% 10/15/14	2,971	2,436
10% 7/15/13 (h)	9,174	8,991
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	9,794
Spansion LLC 11.25% 1/15/16 (c)(h)	15,415	13,103
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,573
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,722
Viasystems, Inc. 10.5% 1/15/11	13,440	13,440
		99,436
Telecommunications - 9.8%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,378
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,671
Digicel Group Ltd. 8.875% 1/15/15 (h)	30,570	29,194
Global Crossing Ltd. 12% 9/15/15 (h)	3,530	3,751
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(h)	6,930	6,571
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,059
Level 3 Financing, Inc.:
9.25% 11/1/14	8,940	7,957
12.25% 3/15/13	12,886	13,434
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	20,896
9.25% 11/1/14	7,565	7,650
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	1,939
6.875% 10/31/13	5,000	4,625
7.375% 8/1/15	21,405	18,970
NII Capital Corp. 10% 8/15/16 (h)	10,000	10,550
Sprint Capital Corp.:
6.875% 11/15/28	33,655	25,241
6.9% 5/1/19	27,155	23,625
Sprint Nextel Corp.:
6% 12/1/16	44,055	37,887
8.375% 8/15/17	10,000	9,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	$ 10,000	$ 11,250
Windstream Corp. 8.625% 8/1/16	7,030	7,223
		281,546
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.5925% 12/15/14 (j)	9,940	8,946
TOTAL NONCONVERTIBLE BONDS		1,561,242
TOTAL CORPORATE BONDS (Cost $1,554,619)		1,578,706
Common Stocks - 11.3%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,285,595	9,179
Automotive - 0.7%
Exide Technologies (a)	2,500,000	15,300
Penske Automotive Group, Inc. (f)	300,000	4,698
		19,998
Banks and Thrifts - 1.7%
Bank of America Corp.	1,664,334	24,266
Huntington Bancshares, Inc.	3,047,544	11,611
KeyCorp	2,606,990	14,052
Washington Mutual, Inc. (a)	505,500	72
		50,001
Broadcasting - 0.0%
Gray Television, Inc.	494,070	865
Building Materials - 1.1%
Owens Corning (a)	1,441,022	31,861
Chemicals - 1.0%
Georgia Gulf Corp. (a)(g)	1,945,619	27,959
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	5,531
Pliant Corp. (a)	2,041	0
		5,531
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 1.3%
AES Corp.	2,802,509	$ 36,629
Mirant Corp. (a)	135,643	1,896
		38,525
Energy - 0.4%
El Paso Corp.	1,000,900	9,819
OPTI Canada, Inc. (a)(f)	1,500,000	2,632
Teekay Tankers Ltd.	28,500	231
		12,682
Food/Beverage/Tobacco - 0.7%
American Italian Pasta Co. Class A (a)	750,000	20,378
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0*
Healthcare - 0.8%
Kinetic Concepts, Inc. (a)	100,000	3,319
Tenet Healthcare Corp. (a)	4,057,534	20,775
		24,094
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	8,746
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	265,100	1,946
Shipping - 0.5%
Teekay Corp.	665,000	13,799
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0*
Technology - 1.1%
Amkor Technology, Inc. (a)(f)	1,148,900	6,330
Flextronics International Ltd. (a)	3,376,500	21,880
Viasystems Group, Inc. (a)(l)	1,026,780	3,080
		31,290
Telecommunications - 0.9%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	34
Level 3 Communications, Inc. (a)	3,000,000	3,540
One Communications (a)	925,628	1,157
PAETEC Holding Corp. (a)	6,188,426	20,051
		24,782
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(l)	42,253	277
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - continued
Hanesbrands, Inc. (a)	188,000	$ 4,065
Pillowtex Corp. (a)	490,256	0*
		4,342
TOTAL COMMON STOCKS (Cost $417,138)		325,978
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 4.9%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	19,137
Wells Fargo & Co. 7.50%	39,909	35,030
		54,167
Energy - 1.6%
El Paso Corp. 4.99% (h)	54,500	47,625
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00% (a)	5,000	4,969
Metals/Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	324,300	34,778
TOTAL CONVERTIBLE PREFERRED STOCKS		141,539
Nonconvertible Preferred Stocks - 1.4%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75% (a)	4,464,520	26,073
Diversified Financial Services - 0.5%
Preferred Blocker, Inc. 7.00% (h)	20,860	12,516
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,589
TOTAL PREFERRED STOCKS (Cost $240,058)		180,128
Floating Rate Loans - 23.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 10.3219% 2/21/14 (j)	$ 250	$ 113
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.25% 5/11/15 pay-in-kind (j)	130	104
Sequa Corp. term loan 3.881% 12/3/14 (j)	14,584	12,688
		12,905
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2843% 4/30/12 (j)	42,726	38,239
Tranche 2LN, term loan 3.5344% 4/30/14 (j)	23,615	19,600
US Airways Group, Inc. term loan 2.7806% 3/23/14 (j)	10,000	6,575
		64,414
Auto Parts Distribution - 0.2%
American Axle & Manufacturing Holdings, Inc. term loan 10% 6/14/12 (j)	6,000	5,760
Automotive - 2.3%
AM General LLC term loan 6.0331% 4/17/12 (j)	5,369	4,778
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (j)	13,176	10,113
Tranche C, term loan 2.1875% 12/27/15 (j)	6,723	5,126
Ford Motor Co. term loan 3.2875% 12/15/13 (j)	10,000	8,925
Visteon Corp. term loan 4.426% 6/13/13 (c)(j)	44,015	37,633
		66,575
Broadcasting - 2.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (j)	83,045	66,436
Cable TV - 0.9%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (j)	28,745	24,721
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (j)	12,145	10,931
Chemicals - 1.0%
Georgia Gulf Corp. term loan 10% 10/3/13 (j)	15,132	15,057
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (j)	5,840	4,993
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0325% 11/18/14 (j)	3,630	2,904
Solutia, Inc. term loan 7.25% 2/28/14 (j)	5,006	5,081
		28,035
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.7404% 8/15/14 (j)	$ 2,817	$ 2,583
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5014% 12/15/14 (j)	1,005	859
		3,442
Electric Utilities - 0.9%
Ashmore Energy International term loan 3.2825% 3/30/14 (j)	9,769	9,085
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (j)	4,975	4,527
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7446% 10/10/14 (j)	7,395	5,694
Tranche B3, term loan 3.7446% 10/10/14 (j)	7,998	6,078
		25,384
Energy - 1.1%
Antero Resources Corp. Tranche 2LN, term loan 4.75% 4/12/14 (j)	17,170	15,153
Hawkeye Renewables LLC Tranche 1LN, term loan 8.25% 6/30/12 (c)(j)	34,141	14,681
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (j)	752	676
		30,510
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (j)	5,525	3,039
Gaming - 0.5%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (j)	2,720	2,380
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (j)	5,000	4,907
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (j)	4,417	4,042
Tranche DD, term loan 5.79% 5/26/12 (j)	2,354	2,154
Venetian Macau US Finance, Inc. Tranche B, term loan 5.79% 5/25/13 (j)	1,687	1,543
		15,026
Homebuilding/Real Estate - 0.2%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (c)(j)	2,615	2,118
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	4,790	4,862
		6,980
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.1%
White Birch Paper Co.:
Tranche 1LN, term loan 7% 5/8/14 (j)	$ 6,343	$ 1,935
Tranche 2LN, term loan 9.05% 11/8/14 (j)	8,620	431
		2,366
Publishing/Printing - 1.2%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (j)	30,909	26,504
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (j)	8,859	2,303
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (c)(j)	9,770	4,836
13.5% 8/26/10 (j)	160	166
		33,809
Restaurants - 1.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (j)	5,008	4,157
term loan 2.5625% 6/14/14 (j)	58,239	48,339
		52,496
Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (j)	1,989	1,865
Central Parking Corp.:
Credit-Linked Deposit 2.563% 5/22/14 (j)	4,993	3,645
Tranche B 1LN, term loan 2.5% 5/22/14 (j)	13,105	9,567
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (j)	9,048	8,008
Tranche DD, term loan 2.75% 7/24/14 (j)	901	797
		23,882
Specialty Retailing - 2.3%
Eddie Bauer Holdings, Inc.:
term loan 8.25% 4/1/14 (c)(j)	2,509	2,258
term loan 8.25% 4/1/14 pay-in-kind (j)	801	721
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (j)	72,523	64,545
		67,524
Technology - 3.4%
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (j)	94,110	75,509
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan: - continued
12.5% 12/15/14	$ 6,965	$ 7,174
Intergraph Corp. Tranche 2LN, term loan 6.2918% 11/29/14 (j)	15,150	14,506
		97,189
Telecommunications - 0.8%
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (j)	27,425	23,517
TOTAL FLOATING RATE LOANS (Cost $702,624)		664,941
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.20% (k)	72,525,867	72,526
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(k)	5,038,080	5,038
TOTAL MONEY MARKET FUNDS (Cost $77,564)		77,564
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,992,003)		2,827,317
NET OTHER ASSETS - 1.7%		47,909
NET ASSETS - 100%		$ 2,875,226
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,460,000 or 18.1% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,358,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 413
Fidelity Securities Lending Cash Central Fund	147
Total	$ 560
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ 14,760	$ -	$ -
Georgia Gulf Corp.	-	-	-	-	27,959
Revlon, Inc.	53,083	-	-	-	-
Total	$ 68,427	$ -	$ 14,760	$ -	$ 27,959
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,151	$ 26,874	$ -	$ 277
Consumer Staples	46,451	20,378	-	26,073
Energy	74,106	26,481	47,625	-
Financials	116,684	69,138	47,546	-
Health Care	29,063	24,094	4,969	-
Industrials	49,786	49,786	-	-
Information Technology	31,290	28,210	-	3,080
Materials	68,268	27,959	34,778	5,531
Telecommunication Services	24,782	23,625	-	1,157
Utilities	38,525	38,525	-	-
Corporate Bonds	1,578,706	-	1,573,272	5,434
Floating Rate Loans	664,941	-	664,828	113
Money Market Funds	77,564	77,564	-	-
Total Investments in Securities:	$ 2,827,317	$ 412,634	$ 2,373,018	$ 41,665
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 275
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 277
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 2
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(55,923)
Cost of Purchases	81,996
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 26,073
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (55,923)
Equities - Industrials
Beginning Balance	$ -
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(11)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -
Equities - Information Technology
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,161)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	9,241
Ending Balance	$ 3,080
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,161)
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 1,210
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,321
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 5,531
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 4,321
Equities - Telecommunication Services
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	231
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	926
Ending Balance	$ 1,157
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 231
Corporate Bonds
Beginning Balance	$ 6,747
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	357
Cost of Purchases	-
Proceeds of Sales	(410)
Amortization/Accretion	(1,566)
Transfers in/out of Level 3	306
Ending Balance	$ 5,434
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 357
(Amounts in thousands)
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 5,606
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,352)
Cost of Purchases	851
Proceeds of Sales	-
Amortization/Accretion	149
Transfers in/out of Level 3	(2,141)
Ending Balance	$ 113
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (47)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,122,307,000 of which $478,918,000, $132,110,000 and $511,279,000 will expire on October 31, 2010, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $4,512) - See accompanying schedule: Unaffiliated issuers (cost $2,880,442)	$ 2,721,794
Fidelity Central Funds (cost $77,564)	77,564
Other affiliated issuers (cost $33,997)	27,959
Total Investments (cost $2,992,003)		$ 2,827,317
Cash		117
Receivable for investments sold		38,924
Receivable for fund shares sold		2,163
Dividends receivable		908
Interest receivable		48,690
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		17
Other affiliated receivables		2
Other receivables		61
Total assets		2,918,216

Liabilities
Payable for investments purchased Regular delivery	$ 18,218
Delayed delivery	5,403
Payable for fund shares redeemed	9,484
Distributions payable	2,234
Accrued management fee	1,393
Distribution fees payable	500
Other affiliated payables	487
Other payables and accrued expenses	233
Collateral on securities loaned, at value	5,038
Total liabilities		42,990

Net Assets		$ 2,875,226
Net Assets consist of:
Paid in capital		$ 4,106,583
Undistributed net investment income		59,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,126,400)
Net unrealized appreciation (depreciation) on investments		(164,799)
Net Assets		$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($702,956 ÷ 81,723 shares)	$ 8.60

Maximum offering price per share (100/96.00 of $8.60)	$ 8.96
Class T: Net Asset Value and redemption price per share ($677,736 ÷ 78,477 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($64,735 ÷ 7,566 shares)A	$ 8.56

Class C: Net Asset Value and offering price per share ($184,676 ÷ 21,499 shares)A	$ 8.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,245,123 ÷ 151,565 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Dividends		$ 15,656
Interest		217,231
Income from Fidelity Central Funds		560
Total income		233,447

Expenses
Management fee	$ 13,629
Transfer agent fees	4,653
Distribution fees	4,668
Accounting and security lending fees	789
Custodian fees and expenses	37
Independent trustees' compensation	17
Registration fees	122
Audit	84
Legal	42
Miscellaneous	54
Total expenses before reductions	24,095
Expense reductions	(25)	24,070
Net investment income		209,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(546,584)
Other affiliated issuers	11,826
Foreign currency transactions	(50)
Total net realized gain (loss)		(534,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,213,836
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,213,835
Net gain (loss)		679,027
Net increase (decrease) in net assets resulting from operations		$ 888,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 209,377	$ 264,990
Net realized gain (loss)	(534,808)	(136,230)
Change in net unrealized appreciation (depreciation)	1,213,835	(1,487,541)
Net increase (decrease) in net assets resulting from operations	888,404	(1,358,781)
Distributions to shareholders from net investment income	(172,447)	(244,125)
Share transactions - net increase (decrease)	(283,715)	501,827
Redemption fees	1,894	1,585
Total increase (decrease) in net assets	434,136	(1,099,494)

Net Assets
Beginning of period	2,441,090	3,540,584
End of period (including undistributed net investment income of $59,842 and undistributed net investment income of $44,183, respectively)	$ 2,875,226	$ 2,441,090

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Income from Investment Operations
Net investment income C	.587	.712	.677	.673	.695
Net realized and unrealized gain (loss)	2.033	(4.326)	.629	.500	.134
Total from investment operations	2.620	(3.614)	1.306	1.173	.829
Distributions from net investment income	(.465)	(.650)	(.708)	(.644)	(.871)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.465)	(.650)	(.708)	(.674)	(.871)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Total Return A, B	43.51%	(35.41)%	13.22%	12.62%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of fee waivers, if any	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of all reductions	1.07%	1.07%	1.02%	.98%	.99%
Net investment income	8.68%	7.64%	6.36%	6.83%	7.08%
Supplemental Data
Net assets, end of period (in millions)	$ 703	$ 519	$ 823	$ 583	$ 424
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Income from Investment Operations
Net investment income C	.586	.722	.680	.670	.693
Net realized and unrealized gain (loss)	2.046	(4.344)	.626	.507	.129
Total from investment operations	2.632	(3.622)	1.306	1.177	.822
Distributions from net investment income	(.467)	(.652)	(.708)	(.638)	(.864)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.467)	(.652)	(.708)	(.668)	(.864)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Total Return A, B	43.50%	(35.36)%	13.16%	12.62%	8.61%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of fee waivers, if any	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of all reductions	1.05%	1.04%	1.02%	1.04%	1.06%
Net investment income	8.70%	7.67%	6.36%	6.77%	7.02%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 542	$ 1,138	$ 1,083	$ 1,003
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Income from Investment Operations
Net investment income C	.532	.652	.599	.597	.622
Net realized and unrealized gain (loss)	2.033	(4.309)	.621	.501	.123
Total from investment operations	2.565	(3.657)	1.220	1.098	.745
Distributions from net investment income	(.420)	(.587)	(.632)	(.569)	(.797)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.420)	(.587)	(.632)	(.599)	(.797)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Total Return A, B	42.62%	(35.83)%	12.36%	11.82%	7.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.77%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.74%	1.74%	1.74%
Net investment income	8.00%	6.96%	5.64%	6.06%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 59	$ 141	$ 202	$ 313
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Income from Investment Operations
Net investment income C	.536	.645	.595	.592	.615
Net realized and unrealized gain (loss)	2.025	(4.318)	.629	.500	.133
Total from investment operations	2.561	(3.673)	1.224	1.092	.748
Distributions from net investment income	(.416)	(.581)	(.626)	(.563)	(.790)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.416)	(.581)	(.626)	(.593)	(.790)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Total Return A, B	42.32%	(35.83)%	12.37%	11.72%	7.83%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of fee waivers, if any	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of all reductions	1.81%	1.81%	1.79%	1.80%	1.82%
Net investment income	7.94%	6.90%	5.59%	6.01%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 185	$ 131	$ 237	$ 198	$ 182
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income B	.570	.701	.673	.665	.691
Net realized and unrealized gain (loss)	1.949	(4.140)	.607	.485	.125
Total from investment operations	2.519	(3.439)	1.280	1.150	.816
Distributions from net investment income	(.484)	(.675)	(.732)	(.661)	(.888)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.484)	(.675)	(.732)	(.691)	(.888)
Redemption fees added to paid in capital B	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Total Return A	43.81%	(35.17)%	13.46%	12.83%	8.85%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.81%	.80%	.80%	.81%	.81%
Expenses net of all reductions	.81%	80%	.80%	.81%	.81%
Net investment income	8.94%	7.91%	6.58%	6.99%	7.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,245	$ 1,190	$ 1,202	$ 610	$ 351
Portfolio turnover rate D	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 22, 2009, have

Annual Report

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 261,196
Gross unrealized depreciation	(398,051)
Net unrealized appreciation (depreciation)	$ (136,855)

Tax Cost	$ 2,964,172

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 27,971
Capital loss carryforward	$ (1,122,307)
Net unrealized appreciation (depreciation)	$ (136,968)

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 172,447	$ 244,125

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,127,962 and $1,431,704, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,376	$ 40
Class T	0%	.25%	1,384	2
Class B	.65%	.25%	490	356
Class C	.75%	.25%	1,418	210
			$ 4,668	$ 608

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	24
Class B*	143
Class C*	24
$ 237

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,119.20
Class T	1,020.18
Class B	132.24
Class C	273.19
Institutional Class	2,109.19
	$ 4,653

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $147.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,413. The weighted average interest rate was .43%. The interest expense amounted to two hundred and ninety-eight dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 5

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 37,753	$ 52,256
Class T	38,254	61,495
Class B	3,493	6,621
Class C	8,668	12,639
Institutional Class	84,279	111,114
Total	$ 172,447	$ 244,125

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	25,660	30,951	$ 167,190	$ 293,445
Reinvestment of distributions	4,622	4,419	29,855	40,467
Shares redeemed	(29,164)	(31,681)	(193,280)	(289,603)
Net increase (decrease)	1,118	3,689	$ 3,765	$ 44,309
Class T
Shares sold	32,583	19,633	$ 196,369	$ 183,198
Reinvestment of distributions	4,930	5,574	31,782	51,665
Shares redeemed	(42,870)	(47,317)	(264,008)	(444,773)
Net increase (decrease)	(5,357)	(22,110)	$ (35,857)	$ (209,910)
Class B
Shares sold	1,364	1,390	$ 8,847	$ 13,101
Reinvestment of distributions	350	453	2,210	4,180
Shares redeemed	(3,336)	(5,909)	(20,955)	(54,886)
Net increase (decrease)	(1,622)	(4,066)	$ (9,898)	$ (37,605)
Class C
Shares sold	6,688	4,930	$ 43,622	$ 46,935
Reinvestment of distributions	842	830	5,422	7,624
Shares redeemed	(6,369)	(7,567)	(41,104)	(68,278)
Net increase (decrease)	1,161	(1,807)	$ 7,940	$ (13,719)
Institutional Class
Shares sold	55,510	117,537	$ 327,598	$ 1,063,506
Reinvestment of distributions	10,109	9,055	62,349	79,384
Shares redeemed	(106,676)	(50,833)	(639,612)	(424,138)
Net increase (decrease)	(41,057)	75,759	$ (249,665)	$ 718,752

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor High Income Advantage Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/07/09	12/04/09	$0.02
Class T	12/07/09	12/04/09	$0.02
Class B	12/07/09	12/04/09	$0.02
Class C	12/07/09	12/04/09	$0.02

The fund designates $112,908,292 of distributions paid during the period January 1, 2009 to October 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Advantage Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2008 and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-UANN-1209
1.784750.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Institutional Class

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	43.81%	5.37%	5.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Income Advantage Fund - Institutional Class on October 31, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted extremely strong returns during the year ending October 31, 2009, with The BofA Merrill Lynch US High Yield Constrained IndexSM gaining 49.54%. As the period began, the U.S. economy was reeling and, in the aftermath of the collapse of investment bank Lehman Brothers, investors retreated sharply from investments well out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked to restore liquidity to the debt markets, but high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way heading into 2009, largely due to evidence that federal intervention programs were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included: renewed investor confidence in the financial markets, which sparked interest in high-yield bonds and other investments that carry more risk; improved demand for high-yield products amid very low short-term interest rates; signs that the high-yield market was working more normally again; improving business fundamentals; and better performance by the equity markets.

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor High Income Advantage Fund: For the year, the fund's Institutional Class shares returned 43.81%, underperforming the BofA Merrill Lynch index. The fund was hurt by its out-of-benchmark allocation to equities, which underperformed high-yield bonds even though our stock picking was very strong overall. A modest cash position also detracted, along with below-benchmark returns from our high-yield bond holdings. On an industry basis, security selection in consumer products, cable TV and technology hurt the most. Conversely, some good picks in the automotive and telecommunications groups made a notable contribution, as did a sizable out-of-index stake in floating-rate bank loans. Individual detractors included out-of-benchmark common-stock positions in several companies - cosmetics giant Revlon, Delta Air and natural gas distributor El Paso. Cable-TV company Charter Communications also detracted, as did underweighting General Motors Acceptance Corp. (GMAC). Some detractors I've mentioned were not held at period end. Key contributions came from Bank of America, satellite telecom firm Intelsat and automotive component manufacturer Visteon.

Note to shareholders: Harley Lank became Co-Portfolio Manager of the fund on September 1, 2009, joining Thomas Soviero.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.05%
Actual		$ 1,000.00	$ 1,357.70	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.02%
Actual		$ 1,000.00	$ 1,357.70	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,353.10	$ 10.38
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.78%
Actual		$ 1,000.00	$ 1,353.30	$ 10.56
HypotheticalA		$ 1,000.00	$ 1,016.23	$ 9.05
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,359.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Freescale Semiconductor, Inc.	3.2	2.9
Delta Air Lines, Inc.	2.9	2.3
MGM Mirage, Inc.	2.4	2.3
Univision Communications, Inc.	2.3	2.4
Michaels Stores, Inc.	2.2	2.4
	13.0
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.5	12.4
Energy	9.0	6.4
Technology	8.0	7.7
Electric Utilities	6.3	5.8
Banks and Thrifts	5.7	4.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009 *	As of April 30, 2009 **
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 0.0%	BBB 0.2%
BB 16.8%	BB 16.0%
B 29.1%	B 33.0%
CCC,CC,C 26.5%	CCC,CC,C 26.0%
D 2.4%	D 2.1%
Not Rated 3.2%	Not Rated 1.6%
Equities 17.6%	Equities 16.9%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Nonconvertible Bonds 54.3%		Nonconvertible Bonds 52.9%
	Convertible Bonds, Preferred Stocks 6.9%		Convertible Bonds, Preferred Stocks 6.3%
	Common Stocks 11.3%		Common Stocks 10.9%
	Floating Rate Loans 23.1%		Floating Rate Loans 25.9%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	9.9%	** Foreign investments	8.5%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 54.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 3,874
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	6,620	4,377
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	9,213
TOTAL CONVERTIBLE BONDS		17,464
Nonconvertible Bonds - 54.3%
Aerospace - 1.0%
Sequa Corp.:
11.75% 12/1/15 (h)	21,885	18,602
13.5% 12/1/15 pay-in-kind (h)	13,523	10,785
		29,387
Air Transportation - 1.4%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	9,481	7,300
10.18% 1/2/13	4,098	3,278
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	1,273
3.4725% 6/2/13 (j)	7,330	5,717
7.339% 4/19/14	2,480	2,232
Continental Airlines, Inc. 9.25% 5/10/17 (i)	2,760	2,788
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	106
9.5% 9/15/14 (h)	1,720	1,767
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (h)	15,000	14,213
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	794	754
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		39,815
Auto Parts Distribution - 1.0%
Exide Technologies 10.5% 3/15/13	30,000	29,700
Automotive - 0.9%
Accuride Corp. 8.5% 2/1/15 (c)	7,885	5,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC 7.25% 10/25/11	$ 1,335	$ 1,309
Navistar International Corp. 8.25% 11/1/21	3,275	3,197
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,628
7.25% 3/15/17 (h)	13,770	12,531
		24,500
Banks and Thrifts - 2.1%
GMAC LLC:
6% 12/15/11	1,075	1,011
6% 12/15/11 (h)	8,445	7,896
6.625% 5/15/12 (h)	5,765	5,448
6.875% 8/28/12 (h)	10,000	9,450
7.5% 12/31/13 (h)	28,630	26,483
8% 12/31/18 (h)	10,210	8,372
8% 11/1/31 (h)	4,273	3,611
Washington Mutual Bank 5.5% 1/15/13 (c)	10,000	1
		62,272
Broadcasting - 0.2%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	4,237
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (e)(h)	758	577
		4,814
Building Materials - 1.0%
Owens Corning:
6.5% 12/1/16	10,615	10,583
7% 12/1/36	20,295	17,014
		27,597
Cable TV - 0.1%
CSC Holdings, Inc. 6.75% 4/15/12	2,937	3,054
Capital Goods - 0.8%
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,175
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	16,112
		22,287
Chemicals - 0.8%
Huntsman International LLC 5.5% 6/30/16 (h)	7,410	6,391
NOVA Chemicals Corp.:
8.375% 11/1/16 (h)	5,000	5,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
8.625% 11/1/19 (h)	$ 5,000	$ 5,069
Solutia, Inc. 8.75% 11/1/17	1,205	1,250
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	7,610	4,775
		22,529
Consumer Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	750	743
Containers - 0.5%
Berry Plastics Corp. 5.0344% 2/15/15 (j)	7,560	6,880
Solo Cup Co. 8.5% 2/15/14	8,000	7,780
		14,660
Diversified Financial Services - 0.6%
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	9,248
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,315
Sprint Capital Corp. 8.75% 3/15/32	965	835
		17,398
Diversified Media - 1.8%
Liberty Media Corp.:
5.7% 5/15/13	20,000	18,800
8.25% 2/1/30	660	594
8.5% 7/15/29	745	678
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	25,235	21,765
11.5% 5/1/16	5,000	5,300
11.625% 2/1/14	3,185	3,400
		50,537
Electric Utilities - 4.1%
AES Corp.:
8% 6/1/20	9,475	9,475
9.75% 4/15/16 (h)	3,630	3,957
Calpine Corp.:
8.5% 7/15/10 (c)(h)	16,320	0
8.75% 7/15/13 (c)(h)	5,865	0
Edison Mission Energy:
7.2% 5/15/19	1,565	1,236
7.625% 5/15/27	18,110	12,677
Energy Future Holdings 10.875% 11/1/17	35,100	24,219
Intergen NV 9% 6/30/17 (h)	32,660	33,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 2,080	$ 1,820
9.125% 5/1/31	9,625	7,929
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	6,714
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,820	3,422
11.25% 11/1/16 pay-in-kind	19,615	11,555
		116,970
Energy - 5.7%
Ashland, Inc. 9.125% 6/1/17 (h)	2,940	3,168
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,844
Headwaters, Inc. 11.375% 11/1/14 (h)	1,105	1,108
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,724
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	5,705	5,705
Mariner Energy, Inc.:
8% 5/15/17	16,536	15,378
11.75% 6/30/16	5,845	6,430
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	21,286
8.25% 12/15/14	11,005	8,736
Petroleum Development Corp. 12% 2/15/18	7,940	7,920
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,573
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	8,997
11.75% 1/1/16	12,900	14,319
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,810	11,603
8.625% 4/1/15 pay-in-kind (j)	2,450	2,456
Stone Energy Corp. 6.75% 12/15/14	4,320	3,596
Venoco, Inc. 11.5% 10/1/17 (h)	7,100	7,047
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	9,100
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,752
		162,742
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
Marquee Holdings, Inc. 12% 8/15/14 (e)	6,990	5,784
		5,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	$ 1,725	$ 1,829
Food and Drug Retail - 2.5%
Albertsons, Inc. 8% 5/1/31	9,100	8,281
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	742
Rite Aid Corp.:
7.5% 3/1/17	22,348	19,890
8.625% 3/1/15	11,160	9,151
9.375% 12/15/15	1,345	1,110
9.5% 6/15/17	32,625	26,182
10.25% 10/15/19 (h)	2,020	2,025
Tops Markets LLC 10.125% 10/15/15 (h)	4,935	5,034
		72,415
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	2,098
7.75% 7/1/17	10,545	8,568
		10,666
Gaming - 3.8%
Downstream Development Authority 12% 10/15/15 (h)	8,750	7,175
Harrah's Operating Co., Inc. 11.25% 6/1/17 (h)	8,000	8,160
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	6,981
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	19,940
6.75% 4/1/13	5,715	4,715
6.875% 4/1/16	1,155	860
7.5% 6/1/16	33,920	24,422
7.625% 1/15/17	11,885	8,973
11.125% 11/15/17 (h)	4,595	5,043
13% 11/15/13 (h)	4,000	4,550
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (h)	2,110	2,063
Station Casinos, Inc.:
6% 4/1/12 (c)	5,550	1,318
7.75% 8/15/16 (c)	6,150	1,415
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	14,624
		110,239
Healthcare - 3.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	10,000	10,825
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
6.375% 1/15/15	$ 4,730	$ 4,411
9.875% 2/15/17 (h)	1,475	1,564
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	20,434
Select Medical Corp. 7.625% 2/1/15	5,000	4,713
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	12,323
8.875% 7/1/19 (h)	12,000	12,720
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)	30,000	26,588
		93,578
Homebuilding/Real Estate - 0.2%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,698
Insurance - 1.0%
Provident Companies, Inc.:
7% 7/15/18	11,260	10,908
7.25% 3/15/28	17,830	13,457
UnumProvident Corp.:
6.75% 12/15/28	4,814	3,748
7.19% 2/1/28	1,145	823
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,380
		30,316
Leisure - 0.7%
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	4,138
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	17,828	16,580
		20,718
Metals/Mining - 1.8%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	11,055	11,939
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,307
Novelis, Inc.:
7.25% 2/15/15 (e)	15,000	13,463
11.5% 2/15/15 (h)	1,345	1,392
Teck Resources Ltd. 10.75% 5/15/19	10,985	12,798
		52,899
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.3%
NewPage Corp. 11.375% 12/31/14 (h)	$ 5,385	$ 5,304
Solo Cup Co. 10.5% 11/1/13 (h)	2,285	2,422
		7,726
Publishing/Printing - 1.2%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,588
Cenveo Corp. 7.875% 12/1/13	21,570	18,820
Deluxe Corp.:
5% 12/15/12	8,680	8,127
5.125% 10/1/14	5,170	4,627
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	13,940	209
		34,371
Services - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	14,945	13,451
7.75% 5/15/16	14,500	12,978
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,492
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	6,460	4,199
Rental Service Corp. 9.5% 12/1/14	5,095	4,993
		43,113
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)(i)	2,680	2,720
9.5% 12/15/14	2,065	2,024
Trico Shipping AS 11.875% 11/1/14 (h)	5,165	5,288
		10,032
Specialty Retailing - 1.1%
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (j)	14,050	12,505
Intcomex, Inc. 11.75% 1/15/11	6,260	4,945
Sally Holdings LLC 10.5% 11/15/16	7,590	8,045
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	5,000	5,413
		30,908
Steels - 0.2%
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	4,756
Super Retail - 0.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	900
NBC Acquisition Corp. 11% 3/15/13	11,890	6,361
		7,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 3.5%
Advanced Micro Devices, Inc. 7.75% 11/1/12	$ 9,075	$ 8,077
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,541
Ceridian Corp. 11.25% 11/15/15	7,320	7,046
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,965	2,402
10.125% 12/15/16	8,920	6,311
NXP BV:
7.875% 10/15/14	2,971	2,436
10% 7/15/13 (h)	9,174	8,991
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	9,794
Spansion LLC 11.25% 1/15/16 (c)(h)	15,415	13,103
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,573
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,722
Viasystems, Inc. 10.5% 1/15/11	13,440	13,440
		99,436
Telecommunications - 9.8%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,378
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,671
Digicel Group Ltd. 8.875% 1/15/15 (h)	30,570	29,194
Global Crossing Ltd. 12% 9/15/15 (h)	3,530	3,751
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(h)	6,930	6,571
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,059
Level 3 Financing, Inc.:
9.25% 11/1/14	8,940	7,957
12.25% 3/15/13	12,886	13,434
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	20,896
9.25% 11/1/14	7,565	7,650
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	1,939
6.875% 10/31/13	5,000	4,625
7.375% 8/1/15	21,405	18,970
NII Capital Corp. 10% 8/15/16 (h)	10,000	10,550
Sprint Capital Corp.:
6.875% 11/15/28	33,655	25,241
6.9% 5/1/19	27,155	23,625
Sprint Nextel Corp.:
6% 12/1/16	44,055	37,887
8.375% 8/15/17	10,000	9,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	$ 10,000	$ 11,250
Windstream Corp. 8.625% 8/1/16	7,030	7,223
		281,546
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.5925% 12/15/14 (j)	9,940	8,946
TOTAL NONCONVERTIBLE BONDS		1,561,242
TOTAL CORPORATE BONDS (Cost $1,554,619)		1,578,706
Common Stocks - 11.3%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,285,595	9,179
Automotive - 0.7%
Exide Technologies (a)	2,500,000	15,300
Penske Automotive Group, Inc. (f)	300,000	4,698
		19,998
Banks and Thrifts - 1.7%
Bank of America Corp.	1,664,334	24,266
Huntington Bancshares, Inc.	3,047,544	11,611
KeyCorp	2,606,990	14,052
Washington Mutual, Inc. (a)	505,500	72
		50,001
Broadcasting - 0.0%
Gray Television, Inc.	494,070	865
Building Materials - 1.1%
Owens Corning (a)	1,441,022	31,861
Chemicals - 1.0%
Georgia Gulf Corp. (a)(g)	1,945,619	27,959
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	5,531
Pliant Corp. (a)	2,041	0
		5,531
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 1.3%
AES Corp.	2,802,509	$ 36,629
Mirant Corp. (a)	135,643	1,896
		38,525
Energy - 0.4%
El Paso Corp.	1,000,900	9,819
OPTI Canada, Inc. (a)(f)	1,500,000	2,632
Teekay Tankers Ltd.	28,500	231
		12,682
Food/Beverage/Tobacco - 0.7%
American Italian Pasta Co. Class A (a)	750,000	20,378
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0*
Healthcare - 0.8%
Kinetic Concepts, Inc. (a)	100,000	3,319
Tenet Healthcare Corp. (a)	4,057,534	20,775
		24,094
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	8,746
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	265,100	1,946
Shipping - 0.5%
Teekay Corp.	665,000	13,799
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0*
Technology - 1.1%
Amkor Technology, Inc. (a)(f)	1,148,900	6,330
Flextronics International Ltd. (a)	3,376,500	21,880
Viasystems Group, Inc. (a)(l)	1,026,780	3,080
		31,290
Telecommunications - 0.9%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	34
Level 3 Communications, Inc. (a)	3,000,000	3,540
One Communications (a)	925,628	1,157
PAETEC Holding Corp. (a)	6,188,426	20,051
		24,782
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(l)	42,253	277
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - continued
Hanesbrands, Inc. (a)	188,000	$ 4,065
Pillowtex Corp. (a)	490,256	0*
		4,342
TOTAL COMMON STOCKS (Cost $417,138)		325,978
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 4.9%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	19,137
Wells Fargo & Co. 7.50%	39,909	35,030
		54,167
Energy - 1.6%
El Paso Corp. 4.99% (h)	54,500	47,625
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00% (a)	5,000	4,969
Metals/Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	324,300	34,778
TOTAL CONVERTIBLE PREFERRED STOCKS		141,539
Nonconvertible Preferred Stocks - 1.4%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75% (a)	4,464,520	26,073
Diversified Financial Services - 0.5%
Preferred Blocker, Inc. 7.00% (h)	20,860	12,516
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,589
TOTAL PREFERRED STOCKS (Cost $240,058)		180,128
Floating Rate Loans - 23.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 10.3219% 2/21/14 (j)	$ 250	$ 113
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.25% 5/11/15 pay-in-kind (j)	130	104
Sequa Corp. term loan 3.881% 12/3/14 (j)	14,584	12,688
		12,905
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2843% 4/30/12 (j)	42,726	38,239
Tranche 2LN, term loan 3.5344% 4/30/14 (j)	23,615	19,600
US Airways Group, Inc. term loan 2.7806% 3/23/14 (j)	10,000	6,575
		64,414
Auto Parts Distribution - 0.2%
American Axle & Manufacturing Holdings, Inc. term loan 10% 6/14/12 (j)	6,000	5,760
Automotive - 2.3%
AM General LLC term loan 6.0331% 4/17/12 (j)	5,369	4,778
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (j)	13,176	10,113
Tranche C, term loan 2.1875% 12/27/15 (j)	6,723	5,126
Ford Motor Co. term loan 3.2875% 12/15/13 (j)	10,000	8,925
Visteon Corp. term loan 4.426% 6/13/13 (c)(j)	44,015	37,633
		66,575
Broadcasting - 2.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (j)	83,045	66,436
Cable TV - 0.9%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (j)	28,745	24,721
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (j)	12,145	10,931
Chemicals - 1.0%
Georgia Gulf Corp. term loan 10% 10/3/13 (j)	15,132	15,057
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (j)	5,840	4,993
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0325% 11/18/14 (j)	3,630	2,904
Solutia, Inc. term loan 7.25% 2/28/14 (j)	5,006	5,081
		28,035
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.7404% 8/15/14 (j)	$ 2,817	$ 2,583
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5014% 12/15/14 (j)	1,005	859
		3,442
Electric Utilities - 0.9%
Ashmore Energy International term loan 3.2825% 3/30/14 (j)	9,769	9,085
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (j)	4,975	4,527
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7446% 10/10/14 (j)	7,395	5,694
Tranche B3, term loan 3.7446% 10/10/14 (j)	7,998	6,078
		25,384
Energy - 1.1%
Antero Resources Corp. Tranche 2LN, term loan 4.75% 4/12/14 (j)	17,170	15,153
Hawkeye Renewables LLC Tranche 1LN, term loan 8.25% 6/30/12 (c)(j)	34,141	14,681
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (j)	752	676
		30,510
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (j)	5,525	3,039
Gaming - 0.5%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (j)	2,720	2,380
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (j)	5,000	4,907
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (j)	4,417	4,042
Tranche DD, term loan 5.79% 5/26/12 (j)	2,354	2,154
Venetian Macau US Finance, Inc. Tranche B, term loan 5.79% 5/25/13 (j)	1,687	1,543
		15,026
Homebuilding/Real Estate - 0.2%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (c)(j)	2,615	2,118
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	4,790	4,862
		6,980
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.1%
White Birch Paper Co.:
Tranche 1LN, term loan 7% 5/8/14 (j)	$ 6,343	$ 1,935
Tranche 2LN, term loan 9.05% 11/8/14 (j)	8,620	431
		2,366
Publishing/Printing - 1.2%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (j)	30,909	26,504
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (j)	8,859	2,303
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (c)(j)	9,770	4,836
13.5% 8/26/10 (j)	160	166
		33,809
Restaurants - 1.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (j)	5,008	4,157
term loan 2.5625% 6/14/14 (j)	58,239	48,339
		52,496
Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (j)	1,989	1,865
Central Parking Corp.:
Credit-Linked Deposit 2.563% 5/22/14 (j)	4,993	3,645
Tranche B 1LN, term loan 2.5% 5/22/14 (j)	13,105	9,567
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (j)	9,048	8,008
Tranche DD, term loan 2.75% 7/24/14 (j)	901	797
		23,882
Specialty Retailing - 2.3%
Eddie Bauer Holdings, Inc.:
term loan 8.25% 4/1/14 (c)(j)	2,509	2,258
term loan 8.25% 4/1/14 pay-in-kind (j)	801	721
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (j)	72,523	64,545
		67,524
Technology - 3.4%
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (j)	94,110	75,509
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan: - continued
12.5% 12/15/14	$ 6,965	$ 7,174
Intergraph Corp. Tranche 2LN, term loan 6.2918% 11/29/14 (j)	15,150	14,506
		97,189
Telecommunications - 0.8%
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (j)	27,425	23,517
TOTAL FLOATING RATE LOANS (Cost $702,624)		664,941
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.20% (k)	72,525,867	72,526
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(k)	5,038,080	5,038
TOTAL MONEY MARKET FUNDS (Cost $77,564)		77,564
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,992,003)		2,827,317
NET OTHER ASSETS - 1.7%		47,909
NET ASSETS - 100%		$ 2,875,226
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,460,000 or 18.1% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,358,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 413
Fidelity Securities Lending Cash Central Fund	147
Total	$ 560
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ 14,760	$ -	$ -
Georgia Gulf Corp.	-	-	-	-	27,959
Revlon, Inc.	53,083	-	-	-	-
Total	$ 68,427	$ -	$ 14,760	$ -	$ 27,959
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,151	$ 26,874	$ -	$ 277
Consumer Staples	46,451	20,378	-	26,073
Energy	74,106	26,481	47,625	-
Financials	116,684	69,138	47,546	-
Health Care	29,063	24,094	4,969	-
Industrials	49,786	49,786	-	-
Information Technology	31,290	28,210	-	3,080
Materials	68,268	27,959	34,778	5,531
Telecommunication Services	24,782	23,625	-	1,157
Utilities	38,525	38,525	-	-
Corporate Bonds	1,578,706	-	1,573,272	5,434
Floating Rate Loans	664,941	-	664,828	113
Money Market Funds	77,564	77,564	-	-
Total Investments in Securities:	$ 2,827,317	$ 412,634	$ 2,373,018	$ 41,665
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 275
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 277
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 2
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(55,923)
Cost of Purchases	81,996
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 26,073
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (55,923)
Equities - Industrials
Beginning Balance	$ -
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(11)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -
Equities - Information Technology
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,161)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	9,241
Ending Balance	$ 3,080
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,161)
(Amounts in thousands)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 1,210
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,321
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 5,531
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 4,321
Equities - Telecommunication Services
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	231
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	926
Ending Balance	$ 1,157
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 231
Corporate Bonds
Beginning Balance	$ 6,747
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	357
Cost of Purchases	-
Proceeds of Sales	(410)
Amortization/Accretion	(1,566)
Transfers in/out of Level 3	306
Ending Balance	$ 5,434
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 357
(Amounts in thousands)
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 5,606
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,352)
Cost of Purchases	851
Proceeds of Sales	-
Amortization/Accretion	149
Transfers in/out of Level 3	(2,141)
Ending Balance	$ 113
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (47)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,122,307,000 of which $478,918,000, $132,110,000 and $511,279,000 will expire on October 31, 2010, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $4,512) - See accompanying schedule: Unaffiliated issuers (cost $2,880,442)	$ 2,721,794
Fidelity Central Funds (cost $77,564)	77,564
Other affiliated issuers (cost $33,997)	27,959
Total Investments (cost $2,992,003)		$ 2,827,317
Cash		117
Receivable for investments sold		38,924
Receivable for fund shares sold		2,163
Dividends receivable		908
Interest receivable		48,690
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		17
Other affiliated receivables		2
Other receivables		61
Total assets		2,918,216

Liabilities
Payable for investments purchased Regular delivery	$ 18,218
Delayed delivery	5,403
Payable for fund shares redeemed	9,484
Distributions payable	2,234
Accrued management fee	1,393
Distribution fees payable	500
Other affiliated payables	487
Other payables and accrued expenses	233
Collateral on securities loaned, at value	5,038
Total liabilities		42,990

Net Assets		$ 2,875,226
Net Assets consist of:
Paid in capital		$ 4,106,583
Undistributed net investment income		59,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,126,400)
Net unrealized appreciation (depreciation) on investments		(164,799)
Net Assets		$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($702,956 ÷ 81,723 shares)	$ 8.60

Maximum offering price per share (100/96.00 of $8.60)	$ 8.96
Class T: Net Asset Value and redemption price per share ($677,736 ÷ 78,477 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($64,735 ÷ 7,566 shares)A	$ 8.56

Class C: Net Asset Value and offering price per share ($184,676 ÷ 21,499 shares)A	$ 8.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,245,123 ÷ 151,565 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Dividends		$ 15,656
Interest		217,231
Income from Fidelity Central Funds		560
Total income		233,447

Expenses
Management fee	$ 13,629
Transfer agent fees	4,653
Distribution fees	4,668
Accounting and security lending fees	789
Custodian fees and expenses	37
Independent trustees' compensation	17
Registration fees	122
Audit	84
Legal	42
Miscellaneous	54
Total expenses before reductions	24,095
Expense reductions	(25)	24,070
Net investment income		209,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(546,584)
Other affiliated issuers	11,826
Foreign currency transactions	(50)
Total net realized gain (loss)		(534,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,213,836
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,213,835
Net gain (loss)		679,027
Net increase (decrease) in net assets resulting from operations		$ 888,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 209,377	$ 264,990
Net realized gain (loss)	(534,808)	(136,230)
Change in net unrealized appreciation (depreciation)	1,213,835	(1,487,541)
Net increase (decrease) in net assets resulting from operations	888,404	(1,358,781)
Distributions to shareholders from net investment income	(172,447)	(244,125)
Share transactions - net increase (decrease)	(283,715)	501,827
Redemption fees	1,894	1,585
Total increase (decrease) in net assets	434,136	(1,099,494)

Net Assets
Beginning of period	2,441,090	3,540,584
End of period (including undistributed net investment income of $59,842 and undistributed net investment income of $44,183, respectively)	$ 2,875,226	$ 2,441,090

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Income from Investment Operations
Net investment income C	.587	.712	.677	.673	.695
Net realized and unrealized gain (loss)	2.033	(4.326)	.629	.500	.134
Total from investment operations	2.620	(3.614)	1.306	1.173	.829
Distributions from net investment income	(.465)	(.650)	(.708)	(.644)	(.871)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.465)	(.650)	(.708)	(.674)	(.871)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Total Return A, B	43.51%	(35.41)%	13.22%	12.62%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of fee waivers, if any	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of all reductions	1.07%	1.07%	1.02%	.98%	.99%
Net investment income	8.68%	7.64%	6.36%	6.83%	7.08%
Supplemental Data
Net assets, end of period (in millions)	$ 703	$ 519	$ 823	$ 583	$ 424
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Income from Investment Operations
Net investment income C	.586	.722	.680	.670	.693
Net realized and unrealized gain (loss)	2.046	(4.344)	.626	.507	.129
Total from investment operations	2.632	(3.622)	1.306	1.177	.822
Distributions from net investment income	(.467)	(.652)	(.708)	(.638)	(.864)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.467)	(.652)	(.708)	(.668)	(.864)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Total Return A, B	43.50%	(35.36)%	13.16%	12.62%	8.61%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of fee waivers, if any	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of all reductions	1.05%	1.04%	1.02%	1.04%	1.06%
Net investment income	8.70%	7.67%	6.36%	6.77%	7.02%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 542	$ 1,138	$ 1,083	$ 1,003
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Income from Investment Operations
Net investment income C	.532	.652	.599	.597	.622
Net realized and unrealized gain (loss)	2.033	(4.309)	.621	.501	.123
Total from investment operations	2.565	(3.657)	1.220	1.098	.745
Distributions from net investment income	(.420)	(.587)	(.632)	(.569)	(.797)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.420)	(.587)	(.632)	(.599)	(.797)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Total Return A, B	42.62%	(35.83)%	12.36%	11.82%	7.82%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.77%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.74%	1.74%	1.74%
Net investment income	8.00%	6.96%	5.64%	6.06%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 59	$ 141	$ 202	$ 313
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Income from Investment Operations
Net investment income C	.536	.645	.595	.592	.615
Net realized and unrealized gain (loss)	2.025	(4.318)	.629	.500	.133
Total from investment operations	2.561	(3.673)	1.224	1.092	.748
Distributions from net investment income	(.416)	(.581)	(.626)	(.563)	(.790)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.416)	(.581)	(.626)	(.593)	(.790)
Redemption fees added to paid in capital C	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Total Return A, B	42.32%	(35.83)%	12.37%	11.72%	7.83%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of fee waivers, if any	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of all reductions	1.81%	1.81%	1.79%	1.80%	1.82%
Net investment income	7.94%	6.90%	5.59%	6.01%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 185	$ 131	$ 237	$ 198	$ 182
Portfolio turnover rate E	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income B	.570	.701	.673	.665	.691
Net realized and unrealized gain (loss)	1.949	(4.140)	.607	.485	.125
Total from investment operations	2.519	(3.439)	1.280	1.150	.816
Distributions from net investment income	(.484)	(.675)	(.732)	(.661)	(.888)
Distributions from net realized gain	-	-	-	(.030)	-
Total distributions	(.484)	(.675)	(.732)	(.691)	(.888)
Redemption fees added to paid in capital B	.005	.004	.002	.001	.002
Net asset value, end of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Total Return A	43.81%	(35.17)%	13.46%	12.83%	8.85%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.81%	.80%	.80%	.81%	.81%
Expenses net of all reductions	.81%	80%	.80%	.81%	.81%
Net investment income	8.94%	7.91%	6.58%	6.99%	7.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,245	$ 1,190	$ 1,202	$ 610	$ 351
Portfolio turnover rate D	49%	45%	35%	51%	53%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 22, 2009, have

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 261,196
Gross unrealized depreciation	(398,051)
Net unrealized appreciation (depreciation)	$ (136,855)

Tax Cost	$ 2,964,172

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 27,971
Capital loss carryforward	$ (1,122,307)
Net unrealized appreciation (depreciation)	$ (136,968)

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 172,447	$ 244,125

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,127,962 and $1,431,704, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,376	$ 40
Class T	0%	.25%	1,384	2
Class B	.65%	.25%	490	356
Class C	.75%	.25%	1,418	210
			$ 4,668	$ 608

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	24
Class B*	143
Class C*	24
$ 237

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,119.20
Class T	1,020.18
Class B	132.24
Class C	273.19
Institutional Class	2,109.19
	$ 4,653

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $147.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,413. The weighted average interest rate was .43%. The interest expense amounted to two hundred and ninety-eight dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 5

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 37,753	$ 52,256
Class T	38,254	61,495
Class B	3,493	6,621
Class C	8,668	12,639
Institutional Class	84,279	111,114
Total	$ 172,447	$ 244,125

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	25,660	30,951	$ 167,190	$ 293,445
Reinvestment of distributions	4,622	4,419	29,855	40,467
Shares redeemed	(29,164)	(31,681)	(193,280)	(289,603)
Net increase (decrease)	1,118	3,689	$ 3,765	$ 44,309
Class T
Shares sold	32,583	19,633	$ 196,369	$ 183,198
Reinvestment of distributions	4,930	5,574	31,782	51,665
Shares redeemed	(42,870)	(47,317)	(264,008)	(444,773)
Net increase (decrease)	(5,357)	(22,110)	$ (35,857)	$ (209,910)
Class B
Shares sold	1,364	1,390	$ 8,847	$ 13,101
Reinvestment of distributions	350	453	2,210	4,180
Shares redeemed	(3,336)	(5,909)	(20,955)	(54,886)
Net increase (decrease)	(1,622)	(4,066)	$ (9,898)	$ (37,605)
Class C
Shares sold	6,688	4,930	$ 43,622	$ 46,935
Reinvestment of distributions	842	830	5,422	7,624
Shares redeemed	(6,369)	(7,567)	(41,104)	(68,278)
Net increase (decrease)	1,161	(1,807)	$ 7,940	$ (13,719)
Institutional Class
Shares sold	55,510	117,537	$ 327,598	$ 1,063,506
Reinvestment of distributions	10,109	9,055	62,349	79,384
Shares redeemed	(106,676)	(50,833)	(639,612)	(424,138)
Net increase (decrease)	(41,057)	75,759	$ (249,665)	$ 718,752

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor High Income Advantage Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/07/09	12/04/09	$0.02

The fund designates $112,908,292 of distributions paid during the period January 1, 2009 to October 31,2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Advantage Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2008 and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-UANN-1209
1.784751.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)†	26.42%	3.33%	5.35%
Class T (incl. 4.00% sales charge)†	26.26%	3.28%	5.26%
Class B (incl. contingent deferred sales charge) A	25.73%	3.17%	5.22%
Class C (incl. contingent deferred sales charge) B	29.60%	3.35%	4.90%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0% and 0%, respectively.

† The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Income Fund - Class A on October 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted extremely strong returns during the year ending October 31, 2009, with The BofA Merrill Lynch US High Yield Constrained IndexSM gaining 49.54%. As the period began, the U.S. economy was reeling and, in the aftermath of the collapse of investment bank Lehman Brothers, investors retreated sharply from investments well out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked to restore liquidity to the debt markets, but high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way heading into 2009, largely due to evidence that federal intervention programs were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included: renewed investor confidence in the financial markets, which sparked interest in high-yield bonds and other investments that carry more risk; improved demand for high-yield products from yield-hungry investors against a backdrop of very low short-term interest rates; signs that the high-yield market was working more normally again, including some high-yield firms successfully accessing capital through new issuance; improving business fundamentals; and better performance by the equity markets.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Advisor High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 31.69%, 31.52%, 30.73% and 30.60%, respectively (excluding sales charges), trailing the BofA Merrill Lynch index. The fund's high-quality bias hurt, as lower-quality bonds outperformed during the market rally. Performance also was curbed by a very modest cash position during the market's record rally. At the industry level, a substantial underweighting in banks and thrifts detracted the most. An overweighting and negative security selection in casino gaming also hurt, as did weak results from our energy and technology holdings and unfavorable positioning within homebuilding/real estate. Conversely, good security selection and underweightings in paper, publishing/printing and consumer products benefited results, along with favorable bond selection within restaurants. In terms of individual securities, underweighting General Motors Acceptance Corp and Ford Motor Credit were the biggest negatives, followed by not owning mortgage company and index component Residential Capital. Top contributors included an underweighting in poor-performing GM bonds and a below-index stake in publishing company R.H. Donnelley. GM and R.H. Donnelley were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,181.60	$ 5.94
Hypothetical A		$ 1,000.00	$ 1,019.76	$ 5.50
Class T	1.10%
Actual		$ 1,000.00	$ 1,181.80	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class B	1.75%
Actual		$ 1,000.00	$ 1,176.50	$ 9.60
Hypothetical A		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.84%
Actual		$ 1,000.00	$ 1,175.90	$ 10.09
Hypothetical A		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,182.70	$ 4.68
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.4	3.3
Ford Motor Credit Co. LLC	2.1	0.6
Chesapeake Energy Corp.	2.1	1.9
Digicel Group Ltd.	1.7	1.6
Nielsen Finance LLC/Nielsen Finance Co.	1.5	1.5
	9.8
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.9	13.3
Energy	9.1	10.1
Electric Utilities	7.6	7.8
Healthcare	7.5	9.5
Technology	5.4	3.2
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.4%	BBB 4.6%
BB 37.0%	BB 41.9%
B 37.5%	B 33.7%
CCC,CC,C 18.7%	CCC,CC,C 12.8%
D 0.1%	D 0.5%
Not Rated 1.0%	Not Rated 0.9%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 85.5%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 1.2%
	Floating Rate Loans 6.1%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	14.2%	** Foreign investments	12.4%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 90.6%
	Principal Amount	Value
Convertible Bonds - 1.0%
Energy - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 3,950,000	$ 3,410,430
Energy Conversion Devices, Inc. 3% 6/15/13	710,000	443,750
		3,854,180
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (d)	2,340,000	2,552,063
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,965,000	1,621,125
TOTAL CONVERTIBLE BONDS		8,027,368
Nonconvertible Bonds - 89.6%
Aerospace - 1.1%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,010,800
Bombardier, Inc.:
7.45% 5/1/34 (d)	669,000	590,393
8% 11/15/14 (d)	975,000	999,375
Sequa Corp.:
11.75% 12/1/15 (d)	850,000	722,500
13.5% 12/1/15 pay-in-kind (d)	501,723	400,124
TransDigm, Inc. 7.75% 7/15/14 (d)	2,710,000	2,723,550
		8,446,742
Air Transportation - 1.8%
American Airlines, Inc. 10.5% 10/15/12 (d)	1,355,000	1,388,875
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	2,041,200
6.977% 11/23/22	218,172	178,355
8.608% 10/1/12	200,000	186,000
AMR Corp. 9% 8/1/12	775,000	573,500
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	129,007	117,912
7.875% 7/2/18	165,717	134,231
8.388% 5/1/22	199,073	177,175
9.798% 4/1/21	2,636,916	2,063,387
Continental Airlines, Inc.:
7.25% 11/10/19 (e)	1,185,000	1,196,850
9.25% 5/10/17 (e)	735,000	742,350
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	2,050,000	2,050,000
8.021% 8/10/22	1,137,773	967,107
8.954% 8/10/14	1,506,918	1,280,880
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 658,549	$ 526,839
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,154,518	773,527
		14,398,188
Automotive - 3.5%
ArvinMeritor, Inc. 8.125% 9/15/15	2,205,000	1,923,863
Ford Motor Co.:
6.375% 2/1/29	1,000,000	730,000
6.625% 10/1/28	1,695,000	1,220,400
7.45% 7/16/31	1,505,000	1,234,100
Ford Motor Credit Co. LLC:
7.25% 10/25/11	5,425,000	5,320,824
7.5% 8/1/12	2,465,000	2,391,050
8% 6/1/14	2,290,000	2,238,475
8% 12/15/16	1,420,000	1,371,734
12% 5/15/15	4,250,000	4,781,250
Navistar International Corp. 8.25% 11/1/21	1,365,000	1,332,650
Tenneco, Inc. 8.625% 11/15/14	1,180,000	1,103,300
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,410,000	1,529,850
TRW Automotive, Inc. 7% 3/15/14 (d)	1,220,000	1,134,600
		26,312,096
Banks and Thrifts - 2.7%
Bank of America Corp.:
8% (f)	680,000	612,000
8.125% (f)	2,035,000	1,831,500
CIT Group, Inc.:
5% 2/1/15	680,000	440,300
5.4% 3/7/13	1,360,000	881,600
7.625% 11/30/12	1,510,000	978,184
Citigroup Capital XXI 8.3% 12/21/77 (f)	1,757,900	1,626,058
Fifth Third Capital Trust IV 6.65% 4/15/37 (f)	1,715,000	1,221,938
General Motors Acceptance Corp.:
6.875% 9/15/11	1,580,000	1,512,850
6.875% 8/28/12	2,820,000	2,650,800
GMAC LLC:
6.625% 5/15/12	295,000	277,300
6.75% 12/1/14 (d)	3,475,000	3,162,250
6.875% 9/15/11 (d)	1,980,000	1,900,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC: - continued
8% 11/1/31 (d)	$ 2,385,000	$ 2,015,325
Zions Bancorp 7.75% 9/23/14	2,510,000	2,246,450
		21,357,355
Broadcasting - 0.6%
Clear Channel Communications, Inc. 4.5% 1/15/10	730,000	671,600
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	680,000	517,877
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,458,000
UPC Holding BV 9.875% 4/15/18 (d)	2,225,000	2,314,000
		4,961,477
Building Materials - 0.1%
Owens Corning:
6.5% 12/1/16	630,000	628,072
9% 6/15/19	495,000	534,600
		1,162,672
Cable TV - 3.0%
Cablevision Systems Corp. 8.625% 9/15/17 (d)	2,030,000	2,095,975
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (d)	2,060,000	2,030,748
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (a)	1,885,000	377,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (a)	1,090,000	1,318,900
CSC Holdings, Inc.:
6.75% 4/15/12	244,000	253,760
8.5% 4/15/14 (d)	1,075,000	1,131,438
8.5% 6/15/15 (d)	1,400,000	1,478,750
8.625% 2/15/19 (d)	2,145,000	2,295,150
EchoStar Communications Corp.:
6.375% 10/1/11	2,425,000	2,467,438
7% 10/1/13	1,565,000	1,565,000
7.125% 2/1/16	1,890,000	1,890,000
7.75% 5/31/15	1,670,000	1,705,571
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,251,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Videotron Ltd.:
9.125% 4/15/18 (d)	$ 950,000	$ 1,026,000
9.125% 4/15/18	1,195,000	1,290,600
		23,177,930
Capital Goods - 1.4%
Case Corp. 7.25% 1/15/16	1,640,000	1,586,700
Case New Holland, Inc. 7.75% 9/1/13 (d)	2,580,000	2,580,000
Leucadia National Corp. 7.125% 3/15/17	2,090,000	1,985,500
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	560,000	554,400
9.5% 8/1/14 (d)	379,000	371,420
11.75% 8/1/16	655,000	622,250
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,203,600
Terex Corp. 8% 11/15/17	1,850,000	1,702,000
		10,605,870
Chemicals - 1.4%
Huntsman International LLC 5.5% 6/30/16 (d)	2,220,000	1,914,750
Nalco Co.:
7.75% 11/15/11	28,000	27,930
8.25% 5/15/17 (d)	965,000	1,013,250
NOVA Chemicals Corp.:
4.5375% 11/15/13 (f)	1,630,000	1,446,625
6.5% 1/15/12	2,845,000	2,766,763
8.375% 11/1/16 (d)	1,360,000	1,371,900
8.625% 11/1/19 (d)	1,355,000	1,373,631
Terra Capital, Inc. 7.75% 11/1/19 (d)	1,320,000	1,320,000
		11,234,849
Consumer Products - 0.4%
Jostens Holding Corp. 10.25% 12/1/13	680,000	700,400
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,786,950
Visant Holding Corp. 8.75% 12/1/13	680,000	695,300
		3,182,650
Containers - 1.7%
Ball Corp. 7.125% 9/1/16	1,625,000	1,657,500
Berry Plastics Corp. 5.0344% 2/15/15 (f)	875,000	796,250
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (d)	1,365,000	1,344,525
8.875% 9/15/14 (d)	680,000	626,450
BWAY Corp. 10% 4/15/14 (d)	990,000	1,051,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc. 7.375% 12/15/26	$ 1,940,000	$ 1,755,700
Greif, Inc. 6.75% 2/1/17	3,780,000	3,676,050
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	1,415,000	1,439,763
Owens-Illinois, Inc. 7.8% 5/15/18	555,000	555,000
		12,903,113
Diversified Financial Services - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	1,285,000	1,416,713
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,199,725
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (d)	1,185,000	1,182,038
Sprint Capital Corp. 8.75% 3/15/32	1,085,000	938,525
		5,737,001
Diversified Media - 3.1%
Affinion Group, Inc.:
10.125% 10/15/13	730,000	748,250
11.5% 10/15/15	675,000	702,000
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	191,931
10% 7/15/17	760,000	815,100
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	727,650
6.625% 8/15/15	1,290,000	1,231,950
9.75% 4/1/14	1,605,000	1,773,525
Liberty Media Corp.:
5.7% 5/15/13	965,000	907,100
8.25% 2/1/30	165,000	148,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	4,630,000	3,993,375
10% 8/1/14	2,475,000	2,549,250
11.5% 5/1/16	1,435,000	1,521,100
11.625% 2/1/14	3,605,000	3,848,338
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,646,000
7.75% 3/15/16	2,425,000	2,376,500
		24,180,569
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 6.8%
AES Corp.:
7.75% 3/1/14	$ 2,155,000	$ 2,165,775
7.75% 10/15/15	1,630,000	1,630,000
8% 10/15/17	3,010,000	3,040,100
9.75% 4/15/16 (d)	905,000	986,450
Aquila, Inc. 11.875% 7/1/12 (f)	1,000,000	1,160,615
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,938,650
Dynegy Holdings, Inc. 8.375% 5/1/16	700,000	649,250
Edison Mission Energy:
7% 5/15/17	825,000	666,188
7.2% 5/15/19	2,690,000	2,125,100
7.625% 5/15/27	1,025,000	717,500
Energy Future Holdings:
10.875% 11/1/17	4,320,000	2,980,800
12% 11/1/17 pay-in-kind (f)	3,614,600	2,128,999
Intergen NV 9% 6/30/17 (d)	1,905,000	1,981,200
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	841,263
Mirant Americas Generation LLC:
8.5% 10/1/21	1,685,000	1,474,375
9.125% 5/1/31	1,850,000	1,523,938
NRG Energy, Inc.:
7.25% 2/1/14	4,235,000	4,213,825
7.375% 2/1/16	2,450,000	2,437,750
7.375% 1/15/17	2,240,000	2,217,600
8.5% 6/15/19	1,870,000	1,888,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,330,000	3,864,525
RRI Energy, Inc.:
6.75% 12/15/14	869,000	884,208
7.625% 6/15/14	5,550,000	5,411,250
7.875% 6/15/17	375,000	367,500
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,113,797	1,035,831
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	2,635,000	1,870,850
Series B, 10.25% 11/1/15	1,780,000	1,263,800
11.25% 11/1/16 pay-in-kind	2,972,281	1,750,921
		53,216,963
Energy - 8.6%
Ashland, Inc. 9.125% 6/1/17 (d)	750,000	808,125
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	649,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Berry Petroleum Co. 10.25% 6/1/14	$ 670,000	$ 718,575
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	2,039,800
6.875% 1/15/16	815,000	782,400
7.5% 9/15/13	840,000	852,600
7.5% 6/15/14	490,000	494,900
7.625% 7/15/13	1,995,000	2,064,825
9.5% 2/15/15	5,730,000	6,202,725
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	480,000	477,600
7.75% 5/15/17	1,065,000	1,054,350
9.5% 5/15/16 (d)	1,645,000	1,735,475
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,659,400
Dynegy Holdings, Inc. 8.75% 2/15/12	130,000	131,950
Forest Oil Corp.:
7.25% 6/15/19	545,000	512,300
7.75% 5/1/14	710,000	695,800
8.5% 2/15/14 (d)	3,055,000	3,100,825
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,029,800
Headwaters, Inc. 11.375% 11/1/14 (d)	290,000	290,725
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,556,663
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,360,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	1,305,000	1,246,275
9% 6/1/16 (d)	240,000	240,000
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15	1,090,000	1,117,250
Newfield Exploration Co. 7.125% 5/15/18	2,025,000	2,045,250
Parker Drilling Co. 9.625% 10/1/13	540,000	545,400
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	994,850
9.125% 7/15/13	2,435,000	2,520,225
10.5% 8/1/14	1,845,000	2,006,438
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,137,150
Pioneer Natural Resources Co. 6.65% 3/15/17	2,020,000	1,908,900
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,457,325
7.625% 6/1/18	965,000	951,731
7.75% 6/15/15	2,895,000	2,866,050
10% 3/1/16	1,910,000	2,053,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Quicksilver Resources, Inc.:
7.125% 4/1/16	$ 1,650,000	$ 1,484,505
9.125% 8/15/19	1,405,000	1,415,538
11.75% 1/1/16	1,520,000	1,687,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,930,000	1,886,575
7.375% 7/15/13	2,515,000	2,540,150
SandRidge Energy, Inc.:
3.9147% 4/1/14 (f)	755,000	668,175
8.625% 4/1/15 pay-in-kind (f)	935,000	937,338
Southwestern Energy Co. 7.5% 2/1/18	1,070,000	1,096,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (d)	1,625,000	1,746,875
Venoco, Inc. 11.5% 10/1/17 (d)	1,360,000	1,349,800
		67,121,688
Entertainment/Film - 0.1%
Marquee Holdings, Inc. 12% 8/15/14 (c)	565,000	467,538
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (d)	730,000	740,950
Food and Drug Retail - 1.4%
Albertsons, Inc. 7.75% 6/15/26	200,000	176,500
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,470,000	1,356,075
Rite Aid Corp.:
8.625% 3/1/15	875,000	717,500
9.375% 12/15/15	495,000	408,375
9.5% 6/15/17	545,000	437,363
10.25% 10/15/19 (d)	525,000	526,313
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	164,000
7.5% 11/15/14	1,290,000	1,286,775
8% 5/1/16	2,795,000	2,850,900
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	1,590,000	1,637,700
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,300,500
		10,862,001
Food/Beverage/Tobacco - 2.0%
Constellation Brands, Inc.:
7.25% 9/1/16	2,249,000	2,254,623
7.25% 5/15/17	350,000	349,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.: - continued
8.375% 12/15/14	$ 2,640,000	$ 2,785,200
Dean Foods Co.:
6.9% 10/15/17	1,565,000	1,502,400
7% 6/1/16	1,950,000	1,891,500
Del Monte Corp. 7.5% 10/15/19 (d)	2,110,000	2,125,825
Dole Food Co., Inc. 8% 10/1/16 (d)	2,435,000	2,459,350
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,385,000	2,361,150
		15,729,173
Gaming - 2.8%
Ameristar Casinos, Inc. 9.25% 6/1/14 (d)	1,365,000	1,419,600
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (d)(f)	360,000	223,200
8% 11/15/13 (d)	795,000	516,750
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,160,000	1,717,200
6.875% 2/15/15	225,000	148,500
7.125% 8/15/14	635,000	441,325
11.5% 11/1/17 (d)	550,000	537,625
Park Place Entertainment Corp. 7.875% 3/15/10	610,000	603,900
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,246,450
9.25% 6/15/19	1,250,000	1,275,000
9.25% 6/15/19 (d)	1,260,000	1,285,200
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (d)(f)	1,445,000	1,163,225
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	1,244,850
7.25% 5/1/12	1,750,000	1,688,750
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (d)(f)	1,365,000	682,500
9.125% 2/1/15 (d)	880,000	457,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,735,000	2,584,575
6.625% 12/1/14	4,265,000	4,030,425
7.875% 11/1/17 (d)	820,000	807,700
		22,074,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.3%
Biomet, Inc.:
10% 10/15/17	$ 1,505,000	$ 1,625,400
10.375% 10/15/17 pay-in-kind (f)	225,000	241,875
11.625% 10/15/17	4,510,000	4,915,900
Community Health Systems, Inc. 8.875% 7/15/15	2,715,000	2,789,663
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,452,275
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,736,888
7.875% 2/15/20 (d)	1,270,000	1,301,750
8.5% 4/15/19 (d)	3,360,000	3,561,600
9.125% 11/15/14	5,535,000	5,687,213
9.25% 11/15/16	2,600,000	2,704,000
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,547,875
9.875% 2/15/17 (d)	290,000	307,400
HealthSouth Corp. 10.75% 6/15/16	2,195,000	2,381,575
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (d)	700,000	687,750
9% 5/15/16	1,860,000	1,887,900
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,320,550
7% 1/15/16	2,895,000	2,764,725
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,508,350
7.75% 7/15/15 (d)	515,000	491,825
Service Corp. International 7.5% 4/1/27	1,720,000	1,530,800
Valeant Pharmaceuticals International 8.375% 6/15/16 (d)	2,160,000	2,197,800
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,637,825
6.5% 6/1/16	285,000	272,175
6.625% 10/15/14	1,345,000	1,311,375
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	881,600
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (c)	1,170,000	1,036,913
		56,783,002
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	5,795,000	5,693,588
8.125% 6/1/12	4,794,555	4,794,555
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
D.R. Horton, Inc. 6.5% 4/15/16	$ 680,000	$ 649,400
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (d)	1,770,000	1,761,150
KB Home:
5.875% 1/15/15	455,000	432,250
6.25% 6/15/15	780,000	733,200
Lennar Corp. 12.25% 6/1/17	2,765,000	3,290,350
Ryland Group, Inc. 8.4% 5/15/17	2,515,000	2,691,050
		20,045,543
Hotels - 1.9%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	219,375
9% 5/15/17 (d)	1,415,000	1,499,900
Host Marriott LP 7.125% 11/1/13	4,010,000	3,949,850
ITT Corp. 7.375% 11/15/15	1,200,000	1,194,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	4,545,000	4,522,275
7.875% 5/1/12	1,435,000	1,492,400
7.875% 10/15/14	1,720,000	1,780,200
		14,658,000
Insurance - 0.1%
Provident Companies, Inc. 7% 7/15/18	550,000	532,813
Unum Group 7.125% 9/30/16	18,000	18,504
		551,317
Leisure - 1.8%
Harrah's Escrow Corp. 11.25% 6/1/17 (d)	1,805,000	1,845,613
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	879,938
11.875% 7/15/15	975,000	1,092,000
yankee:
7% 6/15/13	3,660,000	3,531,900
7.25% 6/15/16	915,000	857,813
7.5% 10/15/27	1,605,000	1,290,019
Speedway Motorsports, Inc. 8.75% 6/1/16 (d)	1,255,000	1,311,475
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	368,160
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	834,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc.: - continued
10.875% 11/15/16 (d)	$ 295,000	$ 296,475
Universal City Florida Holding Co. I/II 5.2331% 5/1/10 (f)	1,545,000	1,545,000
		13,852,831
Metals/Mining - 4.1%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,055,000	1,076,100
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	984,550
Compass Minerals International, Inc. 8% 6/1/19 (d)	1,770,000	1,814,250
Drummond Co., Inc.:
7.375% 2/15/16 (d)	4,705,000	4,387,413
9% 10/15/14 (d)	565,000	569,238
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,241,150
10.625% 9/1/16 (d)	1,205,000	1,301,400
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (f)	2,415,000	2,408,963
8.25% 4/1/15	4,580,000	4,912,050
8.375% 4/1/17	1,775,000	1,912,563
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,937,500
Teck Resources Ltd.:
9.75% 5/15/14	2,245,000	2,525,625
10.25% 5/15/16	940,000	1,072,775
10.75% 5/15/19	2,245,000	2,615,425
		31,759,002
Paper - 2.5%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	860,000	875,050
Cascades, Inc. 7.25% 2/15/13	2,295,000	2,243,363
Domtar Corp.:
5.375% 12/1/13	425,000	408,000
7.125% 8/15/15	1,545,000	1,537,275
7.875% 10/15/11	82,000	85,280
10.75% 6/1/17	2,470,000	2,834,325
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,160,000	3,191,600
8.875% 5/15/31	775,000	794,375
Georgia-Pacific LLC 8.25% 5/1/16 (d)	341,892	359,841
NewPage Corp. 11.375% 12/31/14 (d)	2,060,000	2,029,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Rock-Tenn Co.:
9.25% 3/15/16	$ 1,270,000	$ 1,352,550
9.25% 3/15/16 (d)	340,000	362,100
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (d)	3,130,000	3,286,500
		19,359,359
Publishing/Printing - 0.2%
TL Acquisitions, Inc. 10.5% 1/15/15 (d)	1,915,000	1,809,675
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,630,000
Landry's Restaurants, Inc. 14% 8/15/11	1,235,000	1,241,175
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (d)	2,335,000	2,486,775
		5,357,950
Services - 2.7%
ARAMARK Corp.:
3.9831% 2/1/15 (f)	2,790,000	2,469,150
8.5% 2/1/15	2,260,000	2,271,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,460,000	1,314,000
7.75% 5/15/16	2,375,000	2,125,625
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,211,800
Hertz Corp.:
8.875% 1/1/14	2,495,000	2,523,069
10.5% 1/1/16	1,515,000	1,579,388
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	977,500
7.75% 1/15/15	1,030,000	1,042,875
8% 6/15/20	975,000	995,719
Rural/Metro Corp. 0% 3/15/16 (b)	1,184,000	1,142,560
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)	670,000	659,950
United Rentals North America, Inc. 7.75% 11/15/13	680,000	622,200
		20,935,136
Shipping - 1.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	705,000	715,575
9.5% 12/15/14	2,415,000	2,366,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	221,000
8.75% 12/1/13	390,000	392,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 3,995,000	$ 3,795,250
Teekay Corp. 8.875% 7/15/11	1,460,000	1,496,500
		8,987,950
Specialty Retailing - 0.7%
Ltd. Brands, Inc. 8.5% 6/15/19 (d)	1,705,000	1,800,906
Sally Holdings LLC 9.25% 11/15/14	320,000	332,800
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	2,930,000	3,171,725
		5,305,431
Steels - 1.0%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,280,000	4,087,400
7.375% 11/1/12	2,480,000	2,473,800
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,051,960
		7,613,160
Super Retail - 1.2%
Macy's Retail Holdings, Inc. 8.875% 7/15/15	3,130,000	3,309,975
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (c)	808,749	711,699
Neiman Marcus Group, Inc. 10.375% 10/15/15	765,000	673,200
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,360,000	1,122,000
Toys 'R' Us, Inc.:
7.375% 10/15/18	170,000	151,300
7.625% 8/1/11	3,095,000	3,095,000
		9,063,174
Technology - 4.1%
Amkor Technology, Inc.:
7.75% 5/15/13	2,060,000	2,060,000
9.25% 6/1/16	2,410,000	2,494,350
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (c)(d)	340,000	288,904
Ceridian Corp. 11.25% 11/15/15	1,505,000	1,448,563
First Data Corp. 10.55% 9/24/15 pay-in-kind (c)	1,405,000	1,228,975
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (f)	1,355,000	964,958
10.125% 12/15/16	680,000	481,100
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,675,563
8.25% 3/15/18	1,930,000	2,050,625
Lucent Technologies, Inc.:
6.45% 3/15/29	3,235,000	2,539,475
6.5% 1/15/28	1,065,000	836,025
NXP BV 9.5% 10/15/15	1,505,000	1,121,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Seagate Technology HDD Holdings:
6.375% 10/1/11	$ 715,000	$ 729,300
6.8% 10/1/16	2,850,000	2,793,000
Seagate Technology International 10% 5/1/14 (d)	960,000	1,056,000
Terremark Worldwide, Inc. 12% 6/15/17 (d)	2,335,000	2,556,825
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,472,473
		31,797,361
Telecommunications - 13.7%
Cincinnati Bell, Inc.:
7.25% 7/15/13	765,000	784,125
8.25% 10/15/17	1,760,000	1,729,200
8.375% 1/15/14	1,990,000	1,970,100
Citizens Communications Co.:
7.875% 1/15/27	635,000	581,025
9% 8/15/31	1,390,000	1,372,625
Cleveland Unlimited, Inc. 12.5% 12/15/10 (d)(f)	865,000	856,350
Cricket Communications, Inc.:
7.75% 5/15/16 (d)	1,955,000	1,940,338
9.375% 11/1/14	1,910,000	1,852,700
10% 7/15/15	1,270,000	1,247,775
Crown Castle International Corp. 7.125% 11/1/19	1,260,000	1,242,675
Digicel Group Ltd.:
8.875% 1/15/15 (d)	5,050,000	4,822,750
9.125% 1/15/15 pay-in-kind (d)(f)	1,590,000	1,526,400
9.25% 9/1/12 (d)	4,405,000	4,493,100
12% 4/1/14 (d)	2,200,000	2,464,000
DigitalGlobe, Inc. 10.5% 5/1/14 (d)	845,000	908,375
Frontier Communications Corp.:
8.125% 10/1/18	2,515,000	2,515,000
8.25% 5/1/14	2,285,000	2,356,406
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(d)	2,578,125	2,444,743
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	3,090,000	3,236,775
11.5% 6/15/16	1,775,000	1,863,750
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	4,908,200
7.625% 4/15/12	6,390,000	6,198,300
11.25% 6/15/16	260,000	276,900
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	284,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15	$ 3,480,000	$ 3,532,200
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,478,450
9.25% 11/1/14	2,350,000	2,376,438
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	4,757,025
6.875% 10/31/13	3,580,000	3,311,500
7.375% 8/1/15	3,665,000	3,248,106
NII Capital Corp. 10% 8/15/16 (d)	1,680,000	1,772,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,265,750
Qwest Communications International, Inc.:
7.5% 2/15/14	1,040,000	1,019,200
8% 10/1/15 (d)	2,465,000	2,446,513
Qwest Corp.:
3.549% 6/15/13 (f)	2,450,000	2,278,500
7.5% 10/1/14	3,200,000	3,232,000
7.625% 6/15/15	70,000	70,700
8.375% 5/1/16 (d)	2,015,000	2,075,450
Sprint Capital Corp.:
6.875% 11/15/28	3,170,000	2,377,500
7.625% 1/30/11	3,635,000	3,675,894
8.375% 3/15/12	325,000	329,063
Sprint Nextel Corp.:
6% 12/1/16	2,365,000	2,033,900
8.375% 8/15/17	2,165,000	2,094,638
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	940,000	968,200
U.S. West Communications:
6.875% 9/15/33	905,000	762,463
7.5% 6/15/23	2,780,000	2,515,900
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,442,500
Windstream Corp. 7.875% 11/1/17 (d)	1,640,000	1,650,250
		106,590,352
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	1,055,000	949,500
Levi Strauss & Co.:
8.875% 4/1/16	785,000	796,775
9.75% 1/15/15	1,265,000	1,321,925
		3,068,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	$ 1,595,000	$ 1,196,250
TOTAL NONCONVERTIBLE BONDS		696,606,893
TOTAL CORPORATE BONDS (Cost $667,172,028)		704,634,261
Convertible Preferred Stocks - 0.1%
Shares
Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $1,134,424)	23,000	983,710
Floating Rate Loans - 6.1%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (f)	$ 1,752,922	1,454,925
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	553,101	428,653
		1,883,578
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (f)	2,620,349	2,011,118
Tranche C, term loan 2.1875% 12/27/15 (f)	1,577,267	1,202,666
Ford Motor Co. term loan 3.2875% 12/15/13 (f)	5,019,113	4,479,559
		7,693,343
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (f)	4,115,000	3,292,000
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	1,095,488	999,632
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (f)	2,250,000	2,025,000
Floating Rate Loans - continued
	Principal Amount	Value
Chemicals - 0.2%
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	$ 1,160,000	$ 1,154,200
Diversified Financial Services - 0.4%
Blackstone UTP Capital LLC term loan 7.25% 11/2/14 (f)	2,720,000	2,692,800
Electric Utilities - 0.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (f)	340,734	316,883
term loan 3.2825% 3/30/14 (f)	3,106,263	2,888,825
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (f)	655,000	503,531
Tranche B3, term loan 3.7446% 10/10/14 (f)	1,896,832	1,441,592
		5,150,831
Entertainment/Film - 0.3%
Zuffa LLC term loan 2.3125% 6/19/15 (f)	2,809,420	2,528,478
Gaming - 0.5%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (f)	1,205,811	723,487
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.2822% 1/28/15 (f)	599,223	479,379
Tranche B3, term loan 3.2822% 1/28/15 (f)	735,143	586,277
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (f)	476,428	381,143
Tranche B, term loan 2.04% 5/23/14 (f)	2,325,920	1,860,736
		4,031,022
Healthcare - 0.2%
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (f)	2,104,699	1,788,994
Publishing/Printing - 0.1%
Newsday LLC term loan 10.50% 8/1/13	780,000	819,000
Services - 0.2%
Penhall International Corp. term loan 9.6313% 4/1/12 pay-in-kind (f)	1,065,738	53,287
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (f)	1,650,947	1,461,088
Tranche DD, term loan 2.75% 7/24/14 (f)	144,536	127,914
		1,642,289
Technology - 1.1%
First Data Corp.:
Tranche B1, term loan 2.997% 9/24/14 (f)	618,422	530,297
Tranche B2, term loan 3.0355% 9/24/14 (f)	573,537	491,808
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
First Data Corp.: - continued
Tranche B3, term loan 3.0355% 9/24/14 (f)	$ 1,950,025	$ 1,667,272
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (f)	306,360	283,383
Tranche B-A, term loan 2.519% 10/1/14 (f)	1,238,928	1,146,009
Tranche B-B, term loan 2.5397% 10/1/12 (f)	650,025	614,274
Freescale Semiconductor, Inc. term loan 1.9963% 12/1/13 (f)	1,506,101	1,208,646
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (f)	1,209,071	1,133,504
Tranche 2LN, term loan 6.0325% 6/11/15 (f)	1,250,000	1,081,250
		8,156,443
Telecommunications - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (f)	1,335,000	1,191,488
Textiles & Apparel - 0.2%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9938% 3/5/14 (f)	120,000	116,100
Levi Strauss & Co. term loan 2.495% 4/4/14 (f)	1,900,000	1,738,500
		1,854,600
TOTAL FLOATING RATE LOANS (Cost $45,869,255)		46,903,698
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.20% (g) (Cost $30,394,165)	30,394,165	30,394,165
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $744,569,872)		782,915,834
NET OTHER ASSETS - (0.7)%		(5,178,789)
NET ASSETS - 100%		$ 777,737,045
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,108,749 or 22.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,128
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 983,710	$ -	$ 983,710	$ -
Corporate Bonds	704,634,261	-	704,634,261	-
Floating Rate Loans	46,903,698	-	46,903,698	-
Money Market Funds	30,394,165	30,394,165	-	-
Total Investments in Securities:	$ 782,915,834	$ 30,394,165	$ 752,521,669	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.8%
Bermuda	5.2%
Canada	3.4%
Cayman Islands	1.0%
Liberia	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $54,732,583 of which $17,580,650 and $37,151,933 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $714,175,707)	$ 752,521,669
Fidelity Central Funds (cost $30,394,165)	30,394,165
Total Investments (cost $744,569,872)		$ 782,915,834
Cash		920,859
Receivable for investments sold		3,803,631
Receivable for fund shares sold		1,143,700
Interest receivable		16,825,421
Distributions receivable from Fidelity Central Funds		6,207
Prepaid expenses		4,507
Other receivables		4,222
Total assets		805,624,381

Liabilities
Payable for investments purchased Regular delivery	$ 21,897,675
Delayed delivery	1,920,000
Payable for fund shares redeemed	2,630,792
Distributions payable	664,539
Accrued management fee	364,600
Distribution fees payable	188,020
Other affiliated payables	151,429
Other payables and accrued expenses	70,281
Total liabilities		27,887,336

Net Assets		$ 777,737,045
Net Assets consist of:
Paid in capital		$ 786,623,927
Undistributed net investment income		7,747,507
Accumulated undistributed net realized gain (loss) on investments		(54,975,813)
Net unrealized appreciation (depreciation) on investments		38,341,424
Net Assets		$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($282,936,275 ÷ 35,955,310 shares)	$ 7.87

Maximum offering price per share (100/96.00 of $7.87)	$ 8.20
Class T: Net Asset Value and redemption price per share ($111,600,897 ÷ 14,200,894 shares)	$ 7.86

Maximum offering price per share (100/96.00 of $7.86)	$ 8.19
Class B: Net Asset Value and offering price per share ($32,894,330 ÷ 4,189,012 shares)A	$ 7.85

Class C: Net Asset Value and offering price per share ($98,360,805 ÷ 12,524,655 shares)A	$ 7.85

Institutional Class: Net Asset Value offering price and redemption price per share ($251,944,738 ÷ 31,975,823 shares)	$ 7.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009
Investment Income
Dividends		$ 140,131
Interest		55,281,237
Income from Fidelity Central Funds		158,128
Total income		55,579,496

Expenses
Management fee	$ 3,161,350
Transfer agent fees	1,209,398
Distribution fees	1,564,945
Accounting fees and expenses	218,826
Custodian fees and expenses	21,324
Independent trustees' compensation	3,744
Registration fees	159,514
Audit	72,548
Legal	6,908
Miscellaneous	7,819
Total expenses before reductions	6,426,376
Expense reductions	(168,782)	6,257,594
Net investment income		49,321,902
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,947,386)
Change in net unrealized appreciation (depreciation) on: Investment securities		160,152,496
Net gain (loss)		122,205,110
Net increase (decrease) in net assets resulting from operations		$ 171,527,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 49,321,902	$ 33,757,784
Net realized gain (loss)	(37,947,386)	(18,100,019)
Change in net unrealized appreciation (depreciation)	160,152,496	(117,712,813)
Net increase (decrease) in net assets resulting from operations	171,527,012	(102,055,048)
Distributions to shareholders from net investment income	(43,012,938)	(32,372,651)
Distributions to shareholders from net realized gain	-	(3,076,324)
Total distributions	(43,012,938)	(35,448,975)
Share transactions - net increase (decrease)	320,669,955	(721,027)
Redemption fees	259,288	80,195
Total increase (decrease) in net assets	449,443,317	(138,144,855)

Net Assets
Beginning of period	328,293,728	466,438,583
End of period (including undistributed net investment income of $7,747,507 and undistributed net investment income of $2,453,595, respectively)	$ 777,737,045	$ 328,293,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Income from Investment Operations
Net investment income C	.625	.645	.661	.634	.615
Net realized and unrealized gain (loss)	1.318	(2.616)	(.078)	.214	(.288)
Total from investment operations	1.943	(1.971)	.583	.848	.327
Distributions from net investment income	(.556)	(.621)	(.664)	(.613)	(.629)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.556)	(.681)	(.714)	(.748)	(.769)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Total Return A,B	31.69%	(23.03)%	6.46%	9.82%	3.53%
Ratios to Average Net Assets D,F
Expenses before reductions	1.09%	1.12%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.09%	1.10%	1.04%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.10%	1.03%	1.00%	1.00%
Net investment income	8.91%	7.65%	7.11%	6.95%	6.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,936	$ 89,571	$ 110,703	$ 130,666	$ 115,345
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Income from Investment Operations
Net investment income C	.622	.645	.654	.624	.607
Net realized and unrealized gain (loss)	1.310	(2.606)	(.077)	.215	(.289)
Total from investment operations	1.932	(1.961)	.577	.839	.318
Distributions from net investment income	(.555)	(.621)	(.658)	(.604)	(.620)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.555)	(.681)	(.708)	(.739)	(.760)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Total Return A,B	31.52%	(22.94)%	6.40%	9.73%	3.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.16%	1.19%	1.15%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	8.89%	7.65%	7.04%	6.85%	6.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,601	$ 43,018	$ 57,798	$ 68,487	$ 69,091
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income C	.571	.593	.593	.565	.546
Net realized and unrealized gain (loss)	1.317	(2.609)	(.086)	.215	(.279)
Total from investment operations	1.888	(2.016)	.507	.780	.267
Distributions from net investment income	(.511)	(.566)	(.598)	(.545)	(.559)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.511)	(.626)	(.648)	(.680)	(.699)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return A,B	30.73%	(23.47)%	5.61%	9.03%	2.87%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.82%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	8.25%	7.00%	6.39%	6.20%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,894	$ 21,429	$ 41,049	$ 51,362	$ 64,804
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income C	.572	.583	.584	.556	.536
Net realized and unrealized gain (loss)	1.309	(2.608)	(.085)	.215	(.278)
Total from investment operations	1.881	(2.025)	.499	.771	.258
Distributions from net investment income	(.504)	(.557)	(.590)	(.536)	(.550)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.504)	(.617)	(.640)	(.671)	(.690)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return A,B	30.60%	(23.54)%	5.51%	8.92%	2.77%
Ratios to Average Net Assets D,F
Expenses before reductions	1.85%	1.86%	1.84%	1.86%	1.87%
Expenses net of fee waivers, if any	1.85%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.85%	1.85%	1.84%	1.85%	1.85%
Net investment income	8.15%	6.90%	6.30%	6.10%	5.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,361	$ 30,619	$ 50,700	$ 52,796	$ 56,036
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Income from Investment Operations
Net investment income B	.637	.669	.678	.648	.630
Net realized and unrealized gain (loss)	1.323	(2.619)	(.078)	.214	(.289)
Total from investment operations	1.960	(1.950)	.600	.862	.341
Distributions from net investment income	(.573)	(.642)	(.681)	(.627)	(.643)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.573)	(.702)	(.731)	(.762)	(.783)
Redemption fees added to paid in capital B	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Total Return A	31.95%	(22.81)%	6.65%	9.98%	3.68%
Ratios to Average Net Assets C,E
Expenses before reductions	.90%	.92%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income	9.15%	7.90%	7.29%	7.10%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,945	$ 143,656	$ 206,188	$ 208,205	$ 200,804
Portfolio turnover rate D	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,416,614
Gross unrealized depreciation	(19,162,403)
Net unrealized appreciation (depreciation)	$ 43,254,211
Tax Cost	$ 739,661,623

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,596,027
Capital loss carryforward	$ (54,732,583)
Net unrealized appreciation (depreciation)	$ 43,254,211

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 43,012,938	$ 32,372,651
Long-term Capital Gains	-	3,076,324
Total	$ 43,012,938	$ 35,448,975

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $603,815,332 and $287,083,821, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 481,189	$ 27,231
Class T	-%	.25%	198,393	1,376
Class B	.65%	.25%	233,825	170,044
Class C	.75%	.25%	651,538	218,450
			$ 1,564,945	$ 417,101

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,623
Class T	23,364
Class B*	49,549
Class C*	16,948
$ 159,484

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 344,038.18
Class T	201,042.25
Class B	65,872.25
Class C	124,681.19
Institutional Class	473,765.25
	$ 1,209,398

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,596 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	$ 46,894
Class B	1.75%	16,345
Institutional Class	.85%	104,193
		$ 167,432

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,350.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 14,826,870	$ 8,030,841
Class T	6,135,544	4,122,743
Class B	1,894,439	2,198,504
Class C	4,503,367	2,999,539
Institutional Class	15,652,718	15,021,024
Total	$ 43,012,938	$ 32,372,651
From net realized gain
Class A	$ -	$ 735,240
Class T	-	375,276
Class B	-	262,402
Class C	-	323,637
Institutional Class	-	1,379,769
Total	$ -	$ 3,076,324

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	30,560,083	5,333,736	$ 204,385,489	$ 44,749,660
Reinvestment of distributions	1,768,218	831,902	12,459,517	6,937,182
Shares redeemed	(10,186,786)	(4,481,815)	(70,599,371)	(36,960,786)
Net increase (decrease)	22,141,515	1,683,823	$ 146,245,635	$ 14,726,056
Class T
Shares sold	10,322,686	2,195,690	$ 69,320,898	$ 18,489,876
Reinvestment of distributions	709,444	428,476	4,967,568	3,575,237
Shares redeemed	(3,473,620)	(2,321,887)	(24,238,299)	(18,922,162)
Net increase (decrease)	7,558,510	302,279	$ 50,050,167	$ 3,142,951
Class B
Shares sold	2,249,463	543,885	$ 15,307,774	$ 4,520,569
Reinvestment of distributions	178,901	178,263	1,237,038	1,498,212
Shares redeemed	(1,550,654)	(1,916,729)	(10,542,209)	(16,089,285)
Net increase (decrease)	877,710	(1,194,581)	$ 6,002,603	$ (10,070,504)
Class C
Shares sold	9,727,146	1,624,114	$ 65,826,181	$ 13,753,212
Reinvestment of distributions	438,112	258,988	3,085,477	2,173,136
Shares redeemed	(2,371,464)	(2,717,087)	(16,619,567)	(22,288,170)
Net increase (decrease)	7,793,794	(833,985)	$ 52,292,091	$ (6,361,822)
Institutional Class
Shares sold	16,964,074	7,592,637	$ 113,961,441	$ 63,995,035
Reinvestment of distributions	2,049,342	1,793,415	14,203,877	15,019,523
Shares redeemed	(9,166,153)	(9,825,313)	(62,085,859)	(81,172,266)
Net increase (decrease)	9,847,263	(439,261)	$ 66,079,459	$ (2,157,708)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of .16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,422,052 of distributions paid during the period January 1, 2009 to October 31, 2009, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class B ranked below its competitive median for 2008, the total expenses of each of Class A and Class T ranked equal to its competitive median for 2008, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-UANN-1209
1.784748.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Institutional Class

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	31.95%	4.37%	5.97%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Institutional Class on October 31, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted extremely strong returns during the year ending October 31, 2009, with The BofA Merrill Lynch US High Yield Constrained IndexSM gaining 49.54%. As the period began, the U.S. economy was reeling and, in the aftermath of the collapse of investment bank Lehman Brothers, investors retreated sharply from investments well out on the risk spectrum. The U.S. Treasury and the Federal Reserve Board worked to restore liquidity to the debt markets, but high yield stumbled to its worst year ever in 2008. The pendulum started to swing the other way heading into 2009, largely due to evidence that federal intervention programs were having their desired effect. Starting from very low prices, high-yield bonds enjoyed their best quarter ever in the second quarter of 2009, which included April, the market's strongest month on record. Other factors that helped propel returns included: renewed investor confidence in the financial markets, which sparked interest in high-yield bonds and other investments that carry more risk; improved demand for high-yield products from yield-hungry investors against a backdrop of very low short-term interest rates; signs that the high-yield market was working more normally again, including some high-yield firms successfully accessing capital through new issuance; improving business fundamentals; and better performance by the equity markets.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Advisor High Income Fund: For the year, the fund's Institutional Class shares returned 31.95%, underperforming the BofA Merrill Lynch index. The fund's high-quality bias hurt, as lower-quality bonds outperformed during the market rally. Performance also was curbed by a very modest cash position during the market's record rally. At the industry level, a substantial underweighting in banks and thrifts detracted the most. An overweighting and negative security selection in casino gaming also hurt, as did weak results from our energy and technology holdings and unfavorable positioning within homebuilding/real estate. Conversely, good security selection and underweightings in paper, publishing/printing and consumer products benefited results, along with favorable bond selection within restaurants. In terms of individual securities, underweighting General Motors Acceptance Corp and Ford Motor Credit were the biggest negatives, followed by not owning mortgage company and index component Residential Capital. Top contributors included an underweighting in poor-performing GM bonds and a below-index stake in publishing company R.H. Donnelley. GM and R.H. Donnelley were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,181.60	$ 5.94
Hypothetical A		$ 1,000.00	$ 1,019.76	$ 5.50
Class T	1.10%
Actual		$ 1,000.00	$ 1,181.80	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class B	1.75%
Actual		$ 1,000.00	$ 1,176.50	$ 9.60
Hypothetical A		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.84%
Actual		$ 1,000.00	$ 1,175.90	$ 10.09
Hypothetical A		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,182.70	$ 4.68
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.4	3.3
Ford Motor Credit Co. LLC	2.1	0.6
Chesapeake Energy Corp.	2.1	1.9
Digicel Group Ltd.	1.7	1.6
Nielsen Finance LLC/Nielsen Finance Co.	1.5	1.5
	9.8
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.9	13.3
Energy	9.1	10.1
Electric Utilities	7.6	7.8
Healthcare	7.5	9.5
Technology	5.4	3.2
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.4%	BBB 4.6%
BB 37.0%	BB 41.9%
B 37.5%	B 33.7%
CCC,CC,C 18.7%	CCC,CC,C 12.8%
D 0.1%	D 0.5%
Not Rated 1.0%	Not Rated 0.9%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 5.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 85.5%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 1.2%
	Floating Rate Loans 6.1%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	14.2%	** Foreign investments	12.4%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 90.6%
	Principal Amount	Value
Convertible Bonds - 1.0%
Energy - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 3,950,000	$ 3,410,430
Energy Conversion Devices, Inc. 3% 6/15/13	710,000	443,750
		3,854,180
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (d)	2,340,000	2,552,063
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,965,000	1,621,125
TOTAL CONVERTIBLE BONDS		8,027,368
Nonconvertible Bonds - 89.6%
Aerospace - 1.1%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,010,800
Bombardier, Inc.:
7.45% 5/1/34 (d)	669,000	590,393
8% 11/15/14 (d)	975,000	999,375
Sequa Corp.:
11.75% 12/1/15 (d)	850,000	722,500
13.5% 12/1/15 pay-in-kind (d)	501,723	400,124
TransDigm, Inc. 7.75% 7/15/14 (d)	2,710,000	2,723,550
		8,446,742
Air Transportation - 1.8%
American Airlines, Inc. 10.5% 10/15/12 (d)	1,355,000	1,388,875
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	2,041,200
6.977% 11/23/22	218,172	178,355
8.608% 10/1/12	200,000	186,000
AMR Corp. 9% 8/1/12	775,000	573,500
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	129,007	117,912
7.875% 7/2/18	165,717	134,231
8.388% 5/1/22	199,073	177,175
9.798% 4/1/21	2,636,916	2,063,387
Continental Airlines, Inc.:
7.25% 11/10/19 (e)	1,185,000	1,196,850
9.25% 5/10/17 (e)	735,000	742,350
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	2,050,000	2,050,000
8.021% 8/10/22	1,137,773	967,107
8.954% 8/10/14	1,506,918	1,280,880
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 658,549	$ 526,839
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,154,518	773,527
		14,398,188
Automotive - 3.5%
ArvinMeritor, Inc. 8.125% 9/15/15	2,205,000	1,923,863
Ford Motor Co.:
6.375% 2/1/29	1,000,000	730,000
6.625% 10/1/28	1,695,000	1,220,400
7.45% 7/16/31	1,505,000	1,234,100
Ford Motor Credit Co. LLC:
7.25% 10/25/11	5,425,000	5,320,824
7.5% 8/1/12	2,465,000	2,391,050
8% 6/1/14	2,290,000	2,238,475
8% 12/15/16	1,420,000	1,371,734
12% 5/15/15	4,250,000	4,781,250
Navistar International Corp. 8.25% 11/1/21	1,365,000	1,332,650
Tenneco, Inc. 8.625% 11/15/14	1,180,000	1,103,300
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,410,000	1,529,850
TRW Automotive, Inc. 7% 3/15/14 (d)	1,220,000	1,134,600
		26,312,096
Banks and Thrifts - 2.7%
Bank of America Corp.:
8% (f)	680,000	612,000
8.125% (f)	2,035,000	1,831,500
CIT Group, Inc.:
5% 2/1/15	680,000	440,300
5.4% 3/7/13	1,360,000	881,600
7.625% 11/30/12	1,510,000	978,184
Citigroup Capital XXI 8.3% 12/21/77 (f)	1,757,900	1,626,058
Fifth Third Capital Trust IV 6.65% 4/15/37 (f)	1,715,000	1,221,938
General Motors Acceptance Corp.:
6.875% 9/15/11	1,580,000	1,512,850
6.875% 8/28/12	2,820,000	2,650,800
GMAC LLC:
6.625% 5/15/12	295,000	277,300
6.75% 12/1/14 (d)	3,475,000	3,162,250
6.875% 9/15/11 (d)	1,980,000	1,900,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC: - continued
8% 11/1/31 (d)	$ 2,385,000	$ 2,015,325
Zions Bancorp 7.75% 9/23/14	2,510,000	2,246,450
		21,357,355
Broadcasting - 0.6%
Clear Channel Communications, Inc. 4.5% 1/15/10	730,000	671,600
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	680,000	517,877
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,458,000
UPC Holding BV 9.875% 4/15/18 (d)	2,225,000	2,314,000
		4,961,477
Building Materials - 0.1%
Owens Corning:
6.5% 12/1/16	630,000	628,072
9% 6/15/19	495,000	534,600
		1,162,672
Cable TV - 3.0%
Cablevision Systems Corp. 8.625% 9/15/17 (d)	2,030,000	2,095,975
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (d)	2,060,000	2,030,748
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (a)	1,885,000	377,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (a)	1,090,000	1,318,900
CSC Holdings, Inc.:
6.75% 4/15/12	244,000	253,760
8.5% 4/15/14 (d)	1,075,000	1,131,438
8.5% 6/15/15 (d)	1,400,000	1,478,750
8.625% 2/15/19 (d)	2,145,000	2,295,150
EchoStar Communications Corp.:
6.375% 10/1/11	2,425,000	2,467,438
7% 10/1/13	1,565,000	1,565,000
7.125% 2/1/16	1,890,000	1,890,000
7.75% 5/31/15	1,670,000	1,705,571
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,251,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Videotron Ltd.:
9.125% 4/15/18 (d)	$ 950,000	$ 1,026,000
9.125% 4/15/18	1,195,000	1,290,600
		23,177,930
Capital Goods - 1.4%
Case Corp. 7.25% 1/15/16	1,640,000	1,586,700
Case New Holland, Inc. 7.75% 9/1/13 (d)	2,580,000	2,580,000
Leucadia National Corp. 7.125% 3/15/17	2,090,000	1,985,500
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	560,000	554,400
9.5% 8/1/14 (d)	379,000	371,420
11.75% 8/1/16	655,000	622,250
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,203,600
Terex Corp. 8% 11/15/17	1,850,000	1,702,000
		10,605,870
Chemicals - 1.4%
Huntsman International LLC 5.5% 6/30/16 (d)	2,220,000	1,914,750
Nalco Co.:
7.75% 11/15/11	28,000	27,930
8.25% 5/15/17 (d)	965,000	1,013,250
NOVA Chemicals Corp.:
4.5375% 11/15/13 (f)	1,630,000	1,446,625
6.5% 1/15/12	2,845,000	2,766,763
8.375% 11/1/16 (d)	1,360,000	1,371,900
8.625% 11/1/19 (d)	1,355,000	1,373,631
Terra Capital, Inc. 7.75% 11/1/19 (d)	1,320,000	1,320,000
		11,234,849
Consumer Products - 0.4%
Jostens Holding Corp. 10.25% 12/1/13	680,000	700,400
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,786,950
Visant Holding Corp. 8.75% 12/1/13	680,000	695,300
		3,182,650
Containers - 1.7%
Ball Corp. 7.125% 9/1/16	1,625,000	1,657,500
Berry Plastics Corp. 5.0344% 2/15/15 (f)	875,000	796,250
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (d)	1,365,000	1,344,525
8.875% 9/15/14 (d)	680,000	626,450
BWAY Corp. 10% 4/15/14 (d)	990,000	1,051,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc. 7.375% 12/15/26	$ 1,940,000	$ 1,755,700
Greif, Inc. 6.75% 2/1/17	3,780,000	3,676,050
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	1,415,000	1,439,763
Owens-Illinois, Inc. 7.8% 5/15/18	555,000	555,000
		12,903,113
Diversified Financial Services - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	1,285,000	1,416,713
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,199,725
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (d)	1,185,000	1,182,038
Sprint Capital Corp. 8.75% 3/15/32	1,085,000	938,525
		5,737,001
Diversified Media - 3.1%
Affinion Group, Inc.:
10.125% 10/15/13	730,000	748,250
11.5% 10/15/15	675,000	702,000
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	191,931
10% 7/15/17	760,000	815,100
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	727,650
6.625% 8/15/15	1,290,000	1,231,950
9.75% 4/1/14	1,605,000	1,773,525
Liberty Media Corp.:
5.7% 5/15/13	965,000	907,100
8.25% 2/1/30	165,000	148,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	4,630,000	3,993,375
10% 8/1/14	2,475,000	2,549,250
11.5% 5/1/16	1,435,000	1,521,100
11.625% 2/1/14	3,605,000	3,848,338
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,646,000
7.75% 3/15/16	2,425,000	2,376,500
		24,180,569
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 6.8%
AES Corp.:
7.75% 3/1/14	$ 2,155,000	$ 2,165,775
7.75% 10/15/15	1,630,000	1,630,000
8% 10/15/17	3,010,000	3,040,100
9.75% 4/15/16 (d)	905,000	986,450
Aquila, Inc. 11.875% 7/1/12 (f)	1,000,000	1,160,615
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,938,650
Dynegy Holdings, Inc. 8.375% 5/1/16	700,000	649,250
Edison Mission Energy:
7% 5/15/17	825,000	666,188
7.2% 5/15/19	2,690,000	2,125,100
7.625% 5/15/27	1,025,000	717,500
Energy Future Holdings:
10.875% 11/1/17	4,320,000	2,980,800
12% 11/1/17 pay-in-kind (f)	3,614,600	2,128,999
Intergen NV 9% 6/30/17 (d)	1,905,000	1,981,200
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	841,263
Mirant Americas Generation LLC:
8.5% 10/1/21	1,685,000	1,474,375
9.125% 5/1/31	1,850,000	1,523,938
NRG Energy, Inc.:
7.25% 2/1/14	4,235,000	4,213,825
7.375% 2/1/16	2,450,000	2,437,750
7.375% 1/15/17	2,240,000	2,217,600
8.5% 6/15/19	1,870,000	1,888,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,330,000	3,864,525
RRI Energy, Inc.:
6.75% 12/15/14	869,000	884,208
7.625% 6/15/14	5,550,000	5,411,250
7.875% 6/15/17	375,000	367,500
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,113,797	1,035,831
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	2,635,000	1,870,850
Series B, 10.25% 11/1/15	1,780,000	1,263,800
11.25% 11/1/16 pay-in-kind	2,972,281	1,750,921
		53,216,963
Energy - 8.6%
Ashland, Inc. 9.125% 6/1/17 (d)	750,000	808,125
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	649,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Berry Petroleum Co. 10.25% 6/1/14	$ 670,000	$ 718,575
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	2,039,800
6.875% 1/15/16	815,000	782,400
7.5% 9/15/13	840,000	852,600
7.5% 6/15/14	490,000	494,900
7.625% 7/15/13	1,995,000	2,064,825
9.5% 2/15/15	5,730,000	6,202,725
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	480,000	477,600
7.75% 5/15/17	1,065,000	1,054,350
9.5% 5/15/16 (d)	1,645,000	1,735,475
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,659,400
Dynegy Holdings, Inc. 8.75% 2/15/12	130,000	131,950
Forest Oil Corp.:
7.25% 6/15/19	545,000	512,300
7.75% 5/1/14	710,000	695,800
8.5% 2/15/14 (d)	3,055,000	3,100,825
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,029,800
Headwaters, Inc. 11.375% 11/1/14 (d)	290,000	290,725
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,556,663
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,360,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	1,305,000	1,246,275
9% 6/1/16 (d)	240,000	240,000
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15	1,090,000	1,117,250
Newfield Exploration Co. 7.125% 5/15/18	2,025,000	2,045,250
Parker Drilling Co. 9.625% 10/1/13	540,000	545,400
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	994,850
9.125% 7/15/13	2,435,000	2,520,225
10.5% 8/1/14	1,845,000	2,006,438
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,137,150
Pioneer Natural Resources Co. 6.65% 3/15/17	2,020,000	1,908,900
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,457,325
7.625% 6/1/18	965,000	951,731
7.75% 6/15/15	2,895,000	2,866,050
10% 3/1/16	1,910,000	2,053,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Quicksilver Resources, Inc.:
7.125% 4/1/16	$ 1,650,000	$ 1,484,505
9.125% 8/15/19	1,405,000	1,415,538
11.75% 1/1/16	1,520,000	1,687,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,930,000	1,886,575
7.375% 7/15/13	2,515,000	2,540,150
SandRidge Energy, Inc.:
3.9147% 4/1/14 (f)	755,000	668,175
8.625% 4/1/15 pay-in-kind (f)	935,000	937,338
Southwestern Energy Co. 7.5% 2/1/18	1,070,000	1,096,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (d)	1,625,000	1,746,875
Venoco, Inc. 11.5% 10/1/17 (d)	1,360,000	1,349,800
		67,121,688
Entertainment/Film - 0.1%
Marquee Holdings, Inc. 12% 8/15/14 (c)	565,000	467,538
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (d)	730,000	740,950
Food and Drug Retail - 1.4%
Albertsons, Inc. 7.75% 6/15/26	200,000	176,500
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,470,000	1,356,075
Rite Aid Corp.:
8.625% 3/1/15	875,000	717,500
9.375% 12/15/15	495,000	408,375
9.5% 6/15/17	545,000	437,363
10.25% 10/15/19 (d)	525,000	526,313
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	164,000
7.5% 11/15/14	1,290,000	1,286,775
8% 5/1/16	2,795,000	2,850,900
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	1,590,000	1,637,700
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,300,500
		10,862,001
Food/Beverage/Tobacco - 2.0%
Constellation Brands, Inc.:
7.25% 9/1/16	2,249,000	2,254,623
7.25% 5/15/17	350,000	349,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.: - continued
8.375% 12/15/14	$ 2,640,000	$ 2,785,200
Dean Foods Co.:
6.9% 10/15/17	1,565,000	1,502,400
7% 6/1/16	1,950,000	1,891,500
Del Monte Corp. 7.5% 10/15/19 (d)	2,110,000	2,125,825
Dole Food Co., Inc. 8% 10/1/16 (d)	2,435,000	2,459,350
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,385,000	2,361,150
		15,729,173
Gaming - 2.8%
Ameristar Casinos, Inc. 9.25% 6/1/14 (d)	1,365,000	1,419,600
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (d)(f)	360,000	223,200
8% 11/15/13 (d)	795,000	516,750
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,160,000	1,717,200
6.875% 2/15/15	225,000	148,500
7.125% 8/15/14	635,000	441,325
11.5% 11/1/17 (d)	550,000	537,625
Park Place Entertainment Corp. 7.875% 3/15/10	610,000	603,900
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,246,450
9.25% 6/15/19	1,250,000	1,275,000
9.25% 6/15/19 (d)	1,260,000	1,285,200
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (d)(f)	1,445,000	1,163,225
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	1,244,850
7.25% 5/1/12	1,750,000	1,688,750
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (d)(f)	1,365,000	682,500
9.125% 2/1/15 (d)	880,000	457,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,735,000	2,584,575
6.625% 12/1/14	4,265,000	4,030,425
7.875% 11/1/17 (d)	820,000	807,700
		22,074,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.3%
Biomet, Inc.:
10% 10/15/17	$ 1,505,000	$ 1,625,400
10.375% 10/15/17 pay-in-kind (f)	225,000	241,875
11.625% 10/15/17	4,510,000	4,915,900
Community Health Systems, Inc. 8.875% 7/15/15	2,715,000	2,789,663
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,452,275
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,736,888
7.875% 2/15/20 (d)	1,270,000	1,301,750
8.5% 4/15/19 (d)	3,360,000	3,561,600
9.125% 11/15/14	5,535,000	5,687,213
9.25% 11/15/16	2,600,000	2,704,000
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,547,875
9.875% 2/15/17 (d)	290,000	307,400
HealthSouth Corp. 10.75% 6/15/16	2,195,000	2,381,575
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (d)	700,000	687,750
9% 5/15/16	1,860,000	1,887,900
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,320,550
7% 1/15/16	2,895,000	2,764,725
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,508,350
7.75% 7/15/15 (d)	515,000	491,825
Service Corp. International 7.5% 4/1/27	1,720,000	1,530,800
Valeant Pharmaceuticals International 8.375% 6/15/16 (d)	2,160,000	2,197,800
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,637,825
6.5% 6/1/16	285,000	272,175
6.625% 10/15/14	1,345,000	1,311,375
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	881,600
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (c)	1,170,000	1,036,913
		56,783,002
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	5,795,000	5,693,588
8.125% 6/1/12	4,794,555	4,794,555
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
D.R. Horton, Inc. 6.5% 4/15/16	$ 680,000	$ 649,400
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (d)	1,770,000	1,761,150
KB Home:
5.875% 1/15/15	455,000	432,250
6.25% 6/15/15	780,000	733,200
Lennar Corp. 12.25% 6/1/17	2,765,000	3,290,350
Ryland Group, Inc. 8.4% 5/15/17	2,515,000	2,691,050
		20,045,543
Hotels - 1.9%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	219,375
9% 5/15/17 (d)	1,415,000	1,499,900
Host Marriott LP 7.125% 11/1/13	4,010,000	3,949,850
ITT Corp. 7.375% 11/15/15	1,200,000	1,194,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	4,545,000	4,522,275
7.875% 5/1/12	1,435,000	1,492,400
7.875% 10/15/14	1,720,000	1,780,200
		14,658,000
Insurance - 0.1%
Provident Companies, Inc. 7% 7/15/18	550,000	532,813
Unum Group 7.125% 9/30/16	18,000	18,504
		551,317
Leisure - 1.8%
Harrah's Escrow Corp. 11.25% 6/1/17 (d)	1,805,000	1,845,613
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	879,938
11.875% 7/15/15	975,000	1,092,000
yankee:
7% 6/15/13	3,660,000	3,531,900
7.25% 6/15/16	915,000	857,813
7.5% 10/15/27	1,605,000	1,290,019
Speedway Motorsports, Inc. 8.75% 6/1/16 (d)	1,255,000	1,311,475
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	368,160
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	834,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc.: - continued
10.875% 11/15/16 (d)	$ 295,000	$ 296,475
Universal City Florida Holding Co. I/II 5.2331% 5/1/10 (f)	1,545,000	1,545,000
		13,852,831
Metals/Mining - 4.1%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,055,000	1,076,100
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	984,550
Compass Minerals International, Inc. 8% 6/1/19 (d)	1,770,000	1,814,250
Drummond Co., Inc.:
7.375% 2/15/16 (d)	4,705,000	4,387,413
9% 10/15/14 (d)	565,000	569,238
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,241,150
10.625% 9/1/16 (d)	1,205,000	1,301,400
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (f)	2,415,000	2,408,963
8.25% 4/1/15	4,580,000	4,912,050
8.375% 4/1/17	1,775,000	1,912,563
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,937,500
Teck Resources Ltd.:
9.75% 5/15/14	2,245,000	2,525,625
10.25% 5/15/16	940,000	1,072,775
10.75% 5/15/19	2,245,000	2,615,425
		31,759,002
Paper - 2.5%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	860,000	875,050
Cascades, Inc. 7.25% 2/15/13	2,295,000	2,243,363
Domtar Corp.:
5.375% 12/1/13	425,000	408,000
7.125% 8/15/15	1,545,000	1,537,275
7.875% 10/15/11	82,000	85,280
10.75% 6/1/17	2,470,000	2,834,325
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,160,000	3,191,600
8.875% 5/15/31	775,000	794,375
Georgia-Pacific LLC 8.25% 5/1/16 (d)	341,892	359,841
NewPage Corp. 11.375% 12/31/14 (d)	2,060,000	2,029,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Rock-Tenn Co.:
9.25% 3/15/16	$ 1,270,000	$ 1,352,550
9.25% 3/15/16 (d)	340,000	362,100
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (d)	3,130,000	3,286,500
		19,359,359
Publishing/Printing - 0.2%
TL Acquisitions, Inc. 10.5% 1/15/15 (d)	1,915,000	1,809,675
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,630,000
Landry's Restaurants, Inc. 14% 8/15/11	1,235,000	1,241,175
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (d)	2,335,000	2,486,775
		5,357,950
Services - 2.7%
ARAMARK Corp.:
3.9831% 2/1/15 (f)	2,790,000	2,469,150
8.5% 2/1/15	2,260,000	2,271,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,460,000	1,314,000
7.75% 5/15/16	2,375,000	2,125,625
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,211,800
Hertz Corp.:
8.875% 1/1/14	2,495,000	2,523,069
10.5% 1/1/16	1,515,000	1,579,388
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	977,500
7.75% 1/15/15	1,030,000	1,042,875
8% 6/15/20	975,000	995,719
Rural/Metro Corp. 0% 3/15/16 (b)	1,184,000	1,142,560
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)	670,000	659,950
United Rentals North America, Inc. 7.75% 11/15/13	680,000	622,200
		20,935,136
Shipping - 1.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	705,000	715,575
9.5% 12/15/14	2,415,000	2,366,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	221,000
8.75% 12/1/13	390,000	392,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 3,995,000	$ 3,795,250
Teekay Corp. 8.875% 7/15/11	1,460,000	1,496,500
		8,987,950
Specialty Retailing - 0.7%
Ltd. Brands, Inc. 8.5% 6/15/19 (d)	1,705,000	1,800,906
Sally Holdings LLC 9.25% 11/15/14	320,000	332,800
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	2,930,000	3,171,725
		5,305,431
Steels - 1.0%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,280,000	4,087,400
7.375% 11/1/12	2,480,000	2,473,800
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,051,960
		7,613,160
Super Retail - 1.2%
Macy's Retail Holdings, Inc. 8.875% 7/15/15	3,130,000	3,309,975
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (c)	808,749	711,699
Neiman Marcus Group, Inc. 10.375% 10/15/15	765,000	673,200
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,360,000	1,122,000
Toys 'R' Us, Inc.:
7.375% 10/15/18	170,000	151,300
7.625% 8/1/11	3,095,000	3,095,000
		9,063,174
Technology - 4.1%
Amkor Technology, Inc.:
7.75% 5/15/13	2,060,000	2,060,000
9.25% 6/1/16	2,410,000	2,494,350
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (c)(d)	340,000	288,904
Ceridian Corp. 11.25% 11/15/15	1,505,000	1,448,563
First Data Corp. 10.55% 9/24/15 pay-in-kind (c)	1,405,000	1,228,975
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (f)	1,355,000	964,958
10.125% 12/15/16	680,000	481,100
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,675,563
8.25% 3/15/18	1,930,000	2,050,625
Lucent Technologies, Inc.:
6.45% 3/15/29	3,235,000	2,539,475
6.5% 1/15/28	1,065,000	836,025
NXP BV 9.5% 10/15/15	1,505,000	1,121,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Seagate Technology HDD Holdings:
6.375% 10/1/11	$ 715,000	$ 729,300
6.8% 10/1/16	2,850,000	2,793,000
Seagate Technology International 10% 5/1/14 (d)	960,000	1,056,000
Terremark Worldwide, Inc. 12% 6/15/17 (d)	2,335,000	2,556,825
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,472,473
		31,797,361
Telecommunications - 13.7%
Cincinnati Bell, Inc.:
7.25% 7/15/13	765,000	784,125
8.25% 10/15/17	1,760,000	1,729,200
8.375% 1/15/14	1,990,000	1,970,100
Citizens Communications Co.:
7.875% 1/15/27	635,000	581,025
9% 8/15/31	1,390,000	1,372,625
Cleveland Unlimited, Inc. 12.5% 12/15/10 (d)(f)	865,000	856,350
Cricket Communications, Inc.:
7.75% 5/15/16 (d)	1,955,000	1,940,338
9.375% 11/1/14	1,910,000	1,852,700
10% 7/15/15	1,270,000	1,247,775
Crown Castle International Corp. 7.125% 11/1/19	1,260,000	1,242,675
Digicel Group Ltd.:
8.875% 1/15/15 (d)	5,050,000	4,822,750
9.125% 1/15/15 pay-in-kind (d)(f)	1,590,000	1,526,400
9.25% 9/1/12 (d)	4,405,000	4,493,100
12% 4/1/14 (d)	2,200,000	2,464,000
DigitalGlobe, Inc. 10.5% 5/1/14 (d)	845,000	908,375
Frontier Communications Corp.:
8.125% 10/1/18	2,515,000	2,515,000
8.25% 5/1/14	2,285,000	2,356,406
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(d)	2,578,125	2,444,743
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	3,090,000	3,236,775
11.5% 6/15/16	1,775,000	1,863,750
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	4,908,200
7.625% 4/15/12	6,390,000	6,198,300
11.25% 6/15/16	260,000	276,900
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	284,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Subsidiary Holding Co. Ltd.: - continued
8.875% 1/15/15	$ 3,480,000	$ 3,532,200
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,478,450
9.25% 11/1/14	2,350,000	2,376,438
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	4,757,025
6.875% 10/31/13	3,580,000	3,311,500
7.375% 8/1/15	3,665,000	3,248,106
NII Capital Corp. 10% 8/15/16 (d)	1,680,000	1,772,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,265,750
Qwest Communications International, Inc.:
7.5% 2/15/14	1,040,000	1,019,200
8% 10/1/15 (d)	2,465,000	2,446,513
Qwest Corp.:
3.549% 6/15/13 (f)	2,450,000	2,278,500
7.5% 10/1/14	3,200,000	3,232,000
7.625% 6/15/15	70,000	70,700
8.375% 5/1/16 (d)	2,015,000	2,075,450
Sprint Capital Corp.:
6.875% 11/15/28	3,170,000	2,377,500
7.625% 1/30/11	3,635,000	3,675,894
8.375% 3/15/12	325,000	329,063
Sprint Nextel Corp.:
6% 12/1/16	2,365,000	2,033,900
8.375% 8/15/17	2,165,000	2,094,638
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	940,000	968,200
U.S. West Communications:
6.875% 9/15/33	905,000	762,463
7.5% 6/15/23	2,780,000	2,515,900
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,442,500
Windstream Corp. 7.875% 11/1/17 (d)	1,640,000	1,650,250
		106,590,352
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	1,055,000	949,500
Levi Strauss & Co.:
8.875% 4/1/16	785,000	796,775
9.75% 1/15/15	1,265,000	1,321,925
		3,068,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	$ 1,595,000	$ 1,196,250
TOTAL NONCONVERTIBLE BONDS		696,606,893
TOTAL CORPORATE BONDS (Cost $667,172,028)		704,634,261
Convertible Preferred Stocks - 0.1%
Shares
Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $1,134,424)	23,000	983,710
Floating Rate Loans - 6.1%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (f)	$ 1,752,922	1,454,925
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	553,101	428,653
		1,883,578
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (f)	2,620,349	2,011,118
Tranche C, term loan 2.1875% 12/27/15 (f)	1,577,267	1,202,666
Ford Motor Co. term loan 3.2875% 12/15/13 (f)	5,019,113	4,479,559
		7,693,343
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (f)	4,115,000	3,292,000
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	1,095,488	999,632
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (f)	2,250,000	2,025,000
Floating Rate Loans - continued
	Principal Amount	Value
Chemicals - 0.2%
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	$ 1,160,000	$ 1,154,200
Diversified Financial Services - 0.4%
Blackstone UTP Capital LLC term loan 7.25% 11/2/14 (f)	2,720,000	2,692,800
Electric Utilities - 0.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (f)	340,734	316,883
term loan 3.2825% 3/30/14 (f)	3,106,263	2,888,825
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (f)	655,000	503,531
Tranche B3, term loan 3.7446% 10/10/14 (f)	1,896,832	1,441,592
		5,150,831
Entertainment/Film - 0.3%
Zuffa LLC term loan 2.3125% 6/19/15 (f)	2,809,420	2,528,478
Gaming - 0.5%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (f)	1,205,811	723,487
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.2822% 1/28/15 (f)	599,223	479,379
Tranche B3, term loan 3.2822% 1/28/15 (f)	735,143	586,277
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (f)	476,428	381,143
Tranche B, term loan 2.04% 5/23/14 (f)	2,325,920	1,860,736
		4,031,022
Healthcare - 0.2%
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (f)	2,104,699	1,788,994
Publishing/Printing - 0.1%
Newsday LLC term loan 10.50% 8/1/13	780,000	819,000
Services - 0.2%
Penhall International Corp. term loan 9.6313% 4/1/12 pay-in-kind (f)	1,065,738	53,287
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (f)	1,650,947	1,461,088
Tranche DD, term loan 2.75% 7/24/14 (f)	144,536	127,914
		1,642,289
Technology - 1.1%
First Data Corp.:
Tranche B1, term loan 2.997% 9/24/14 (f)	618,422	530,297
Tranche B2, term loan 3.0355% 9/24/14 (f)	573,537	491,808
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
First Data Corp.: - continued
Tranche B3, term loan 3.0355% 9/24/14 (f)	$ 1,950,025	$ 1,667,272
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (f)	306,360	283,383
Tranche B-A, term loan 2.519% 10/1/14 (f)	1,238,928	1,146,009
Tranche B-B, term loan 2.5397% 10/1/12 (f)	650,025	614,274
Freescale Semiconductor, Inc. term loan 1.9963% 12/1/13 (f)	1,506,101	1,208,646
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (f)	1,209,071	1,133,504
Tranche 2LN, term loan 6.0325% 6/11/15 (f)	1,250,000	1,081,250
		8,156,443
Telecommunications - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (f)	1,335,000	1,191,488
Textiles & Apparel - 0.2%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9938% 3/5/14 (f)	120,000	116,100
Levi Strauss & Co. term loan 2.495% 4/4/14 (f)	1,900,000	1,738,500
		1,854,600
TOTAL FLOATING RATE LOANS (Cost $45,869,255)		46,903,698
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.20% (g) (Cost $30,394,165)	30,394,165	30,394,165
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $744,569,872)		782,915,834
NET OTHER ASSETS - (0.7)%		(5,178,789)
NET ASSETS - 100%		$ 777,737,045
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,108,749 or 22.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,128
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 983,710	$ -	$ 983,710	$ -
Corporate Bonds	704,634,261	-	704,634,261	-
Floating Rate Loans	46,903,698	-	46,903,698	-
Money Market Funds	30,394,165	30,394,165	-	-
Total Investments in Securities:	$ 782,915,834	$ 30,394,165	$ 752,521,669	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.8%
Bermuda	5.2%
Canada	3.4%
Cayman Islands	1.0%
Liberia	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $54,732,583 of which $17,580,650 and $37,151,933 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $714,175,707)	$ 752,521,669
Fidelity Central Funds (cost $30,394,165)	30,394,165
Total Investments (cost $744,569,872)		$ 782,915,834
Cash		920,859
Receivable for investments sold		3,803,631
Receivable for fund shares sold		1,143,700
Interest receivable		16,825,421
Distributions receivable from Fidelity Central Funds		6,207
Prepaid expenses		4,507
Other receivables		4,222
Total assets		805,624,381

Liabilities
Payable for investments purchased Regular delivery	$ 21,897,675
Delayed delivery	1,920,000
Payable for fund shares redeemed	2,630,792
Distributions payable	664,539
Accrued management fee	364,600
Distribution fees payable	188,020
Other affiliated payables	151,429
Other payables and accrued expenses	70,281
Total liabilities		27,887,336

Net Assets		$ 777,737,045
Net Assets consist of:
Paid in capital		$ 786,623,927
Undistributed net investment income		7,747,507
Accumulated undistributed net realized gain (loss) on investments		(54,975,813)
Net unrealized appreciation (depreciation) on investments		38,341,424
Net Assets		$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($282,936,275 ÷ 35,955,310 shares)	$ 7.87

Maximum offering price per share (100/96.00 of $7.87)	$ 8.20
Class T: Net Asset Value and redemption price per share ($111,600,897 ÷ 14,200,894 shares)	$ 7.86

Maximum offering price per share (100/96.00 of $7.86)	$ 8.19
Class B: Net Asset Value and offering price per share ($32,894,330 ÷ 4,189,012 shares)A	$ 7.85

Class C: Net Asset Value and offering price per share ($98,360,805 ÷ 12,524,655 shares)A	$ 7.85

Institutional Class: Net Asset Value offering price and redemption price per share ($251,944,738 ÷ 31,975,823 shares)	$ 7.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2009
Investment Income
Dividends		$ 140,131
Interest		55,281,237
Income from Fidelity Central Funds		158,128
Total income		55,579,496

Expenses
Management fee	$ 3,161,350
Transfer agent fees	1,209,398
Distribution fees	1,564,945
Accounting fees and expenses	218,826
Custodian fees and expenses	21,324
Independent trustees' compensation	3,744
Registration fees	159,514
Audit	72,548
Legal	6,908
Miscellaneous	7,819
Total expenses before reductions	6,426,376
Expense reductions	(168,782)	6,257,594
Net investment income		49,321,902
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,947,386)
Change in net unrealized appreciation (depreciation) on: Investment securities		160,152,496
Net gain (loss)		122,205,110
Net increase (decrease) in net assets resulting from operations		$ 171,527,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 49,321,902	$ 33,757,784
Net realized gain (loss)	(37,947,386)	(18,100,019)
Change in net unrealized appreciation (depreciation)	160,152,496	(117,712,813)
Net increase (decrease) in net assets resulting from operations	171,527,012	(102,055,048)
Distributions to shareholders from net investment income	(43,012,938)	(32,372,651)
Distributions to shareholders from net realized gain	-	(3,076,324)
Total distributions	(43,012,938)	(35,448,975)
Share transactions - net increase (decrease)	320,669,955	(721,027)
Redemption fees	259,288	80,195
Total increase (decrease) in net assets	449,443,317	(138,144,855)

Net Assets
Beginning of period	328,293,728	466,438,583
End of period (including undistributed net investment income of $7,747,507 and undistributed net investment income of $2,453,595, respectively)	$ 777,737,045	$ 328,293,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Income from Investment Operations
Net investment income C	.625	.645	.661	.634	.615
Net realized and unrealized gain (loss)	1.318	(2.616)	(.078)	.214	(.288)
Total from investment operations	1.943	(1.971)	.583	.848	.327
Distributions from net investment income	(.556)	(.621)	(.664)	(.613)	(.629)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.556)	(.681)	(.714)	(.748)	(.769)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Total Return A,B	31.69%	(23.03)%	6.46%	9.82%	3.53%
Ratios to Average Net Assets D,F
Expenses before reductions	1.09%	1.12%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.09%	1.10%	1.04%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.10%	1.03%	1.00%	1.00%
Net investment income	8.91%	7.65%	7.11%	6.95%	6.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,936	$ 89,571	$ 110,703	$ 130,666	$ 115,345
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Income from Investment Operations
Net investment income C	.622	.645	.654	.624	.607
Net realized and unrealized gain (loss)	1.310	(2.606)	(.077)	.215	(.289)
Total from investment operations	1.932	(1.961)	.577	.839	.318
Distributions from net investment income	(.555)	(.621)	(.658)	(.604)	(.620)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.555)	(.681)	(.708)	(.739)	(.760)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Total Return A,B	31.52%	(22.94)%	6.40%	9.73%	3.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.16%	1.19%	1.15%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	8.89%	7.65%	7.04%	6.85%	6.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,601	$ 43,018	$ 57,798	$ 68,487	$ 69,091
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income C	.571	.593	.593	.565	.546
Net realized and unrealized gain (loss)	1.317	(2.609)	(.086)	.215	(.279)
Total from investment operations	1.888	(2.016)	.507	.780	.267
Distributions from net investment income	(.511)	(.566)	(.598)	(.545)	(.559)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.511)	(.626)	(.648)	(.680)	(.699)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return A,B	30.73%	(23.47)%	5.61%	9.03%	2.87%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.82%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	8.25%	7.00%	6.39%	6.20%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,894	$ 21,429	$ 41,049	$ 51,362	$ 64,804
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income C	.572	.583	.584	.556	.536
Net realized and unrealized gain (loss)	1.309	(2.608)	(.085)	.215	(.278)
Total from investment operations	1.881	(2.025)	.499	.771	.258
Distributions from net investment income	(.504)	(.557)	(.590)	(.536)	(.550)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.504)	(.617)	(.640)	(.671)	(.690)
Redemption fees added to paid in capital C	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return A,B	30.60%	(23.54)%	5.51%	8.92%	2.77%
Ratios to Average Net Assets D,F
Expenses before reductions	1.85%	1.86%	1.84%	1.86%	1.87%
Expenses net of fee waivers, if any	1.85%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.85%	1.85%	1.84%	1.85%	1.85%
Net investment income	8.15%	6.90%	6.30%	6.10%	5.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,361	$ 30,619	$ 50,700	$ 52,796	$ 56,036
Portfolio turnover rate E	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Income from Investment Operations
Net investment income B	.637	.669	.678	.648	.630
Net realized and unrealized gain (loss)	1.323	(2.619)	(.078)	.214	(.289)
Total from investment operations	1.960	(1.950)	.600	.862	.341
Distributions from net investment income	(.573)	(.642)	(.681)	(.627)	(.643)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.573)	(.702)	(.731)	(.762)	(.783)
Redemption fees added to paid in capital B	.003	.002	.001	.010	.002
Net asset value, end of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Total Return A	31.95%	(22.81)%	6.65%	9.98%	3.68%
Ratios to Average Net Assets C,E
Expenses before reductions	.90%	.92%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income	9.15%	7.90%	7.29%	7.10%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,945	$ 143,656	$ 206,188	$ 208,205	$ 200,804
Portfolio turnover rate D	54%	62%	69%	72%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,416,614
Gross unrealized depreciation	(19,162,403)
Net unrealized appreciation (depreciation)	$ 43,254,211
Tax Cost	$ 739,661,623

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,596,027
Capital loss carryforward	$ (54,732,583)
Net unrealized appreciation (depreciation)	$ 43,254,211

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 43,012,938	$ 32,372,651
Long-term Capital Gains	-	3,076,324
Total	$ 43,012,938	$ 35,448,975

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $603,815,332 and $287,083,821, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 481,189	$ 27,231
Class T	-%	.25%	198,393	1,376
Class B	.65%	.25%	233,825	170,044
Class C	.75%	.25%	651,538	218,450
			$ 1,564,945	$ 417,101

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,623
Class T	23,364
Class B*	49,549
Class C*	16,948
$ 159,484

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 344,038.18
Class T	201,042.25
Class B	65,872.25
Class C	124,681.19
Institutional Class	473,765.25
	$ 1,209,398

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,596 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	$ 46,894
Class B	1.75%	16,345
Institutional Class	.85%	104,193
		$ 167,432

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,350.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 14,826,870	$ 8,030,841
Class T	6,135,544	4,122,743
Class B	1,894,439	2,198,504
Class C	4,503,367	2,999,539
Institutional Class	15,652,718	15,021,024
Total	$ 43,012,938	$ 32,372,651
From net realized gain
Class A	$ -	$ 735,240
Class T	-	375,276
Class B	-	262,402
Class C	-	323,637
Institutional Class	-	1,379,769
Total	$ -	$ 3,076,324

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	30,560,083	5,333,736	$ 204,385,489	$ 44,749,660
Reinvestment of distributions	1,768,218	831,902	12,459,517	6,937,182
Shares redeemed	(10,186,786)	(4,481,815)	(70,599,371)	(36,960,786)
Net increase (decrease)	22,141,515	1,683,823	$ 146,245,635	$ 14,726,056
Class T
Shares sold	10,322,686	2,195,690	$ 69,320,898	$ 18,489,876
Reinvestment of distributions	709,444	428,476	4,967,568	3,575,237
Shares redeemed	(3,473,620)	(2,321,887)	(24,238,299)	(18,922,162)
Net increase (decrease)	7,558,510	302,279	$ 50,050,167	$ 3,142,951
Class B
Shares sold	2,249,463	543,885	$ 15,307,774	$ 4,520,569
Reinvestment of distributions	178,901	178,263	1,237,038	1,498,212
Shares redeemed	(1,550,654)	(1,916,729)	(10,542,209)	(16,089,285)
Net increase (decrease)	877,710	(1,194,581)	$ 6,002,603	$ (10,070,504)
Class C
Shares sold	9,727,146	1,624,114	$ 65,826,181	$ 13,753,212
Reinvestment of distributions	438,112	258,988	3,085,477	2,173,136
Shares redeemed	(2,371,464)	(2,717,087)	(16,619,567)	(22,288,170)
Net increase (decrease)	7,793,794	(833,985)	$ 52,292,091	$ (6,361,822)
Institutional Class
Shares sold	16,964,074	7,592,637	$ 113,961,441	$ 63,995,035
Reinvestment of distributions	2,049,342	1,793,415	14,203,877	15,019,523
Shares redeemed	(9,166,153)	(9,825,313)	(62,085,859)	(81,172,266)
Net increase (decrease)	9,847,263	(439,261)	$ 66,079,459	$ (2,157,708)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians, agent banks, and brokers; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of .16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,422,052 of distributions paid during the period January 1, 2009 to October 31, 2009, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Advisor High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class B ranked below its competitive median for 2008, the total expenses of each of Class A and Class T ranked equal to its competitive median for 2008, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-UANN-1209
1.784749.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Life of class A
Class A (incl. sales charge)	11.61%	-1.32%	0.65%
Class T (incl. sales charge)	13.96%	-1.10%	0.81%
Class B (incl. contingent deferred sales charge)B	12.43%	-1.26%	0.75%
Class C (incl. c ontingent deferred sales charge)C	16.60%	-0.89%	0.91%

A From December 23, 2003.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of class total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of class total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Class

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite being caught in a downdraft early on, brought about primarily by the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and dismal corporate earnings reports, U.S. equities bounced back sharply during the second half of the 12-month period ending October 31, 2009. The first months of the period saw numerous business failures as well as unprecedented government stimulus and continued historically low interest rates. In March, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors rotated toward riskier assets, reversing the flight to quality seen earlier in the period. During the year, major domestic equity indexes reached devastating lows only to rally strongly and deliver positive returns by October 31. The Standard & Poor's 500SM Index - a gauge of the broad U.S. equity market - gained a solid 9.80%, while the blue-chip Dow Jones Industrial AverageSM increased 7.71% and the technology-laden Nasdaq Composite® Index rose 20.07%. Small-cap stocks turned in slightly more modest results, with the Russell 2000® Index advancing 6.46%. International equities also were direct beneficiaries as investors' appetite for risk returned. The MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of foreign developed markets - surged 27.88%, bolstered in part by a weaker dollar.

Comments from Richard Fentin, Portfolio Manager of Fidelity® Advisor Value Fund: During the year, the fund's Class A, Class T, Class B and Class C shares gained 18.41%, 18.09%, 17.43% and 17.60%, respectively (excluding sales charges), outpacing the Russell Midcap® Value Index, which returned 14.52%. Overweighting the consumer discretionary space - an area that decreased as a percentage of fund assets - was key to the fund's relative outperformance, including out-of-index stakes in auto-parts retailer AutoZone, boat and leisure products manufacturer Brunswick and automaker Ford Motor's convertible bonds. Unfortunately, not owning Ford's common stock, an index component, more than offset the gains from Ford's bonds, which were sold prior to period end. Other contributors in the space included regional casino operator Penn National Gaming and upscale home-goods retailer Williams-Sonoma. Elsewhere, overweighting technology along with good stock picks in industrials and materials were positives. The biggest drag on relative performance was from stock picking in the technology space, particularly in the hardware and equipment area. Overweighting NCR hurt when sales of the company's point-of-sale terminals and ATM machines were hit hard by the weak economy. Some picks in financials also hurt, especially early in the period, including an overweighting in regional bank Zions Bancorp and an out-of-index stake in Bank of America.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,235.50	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,234.50	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,231.00	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,231.30	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,236.50	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Capital One Financial Corp.	1.4	0.6
PNC Financial Services Group, Inc.	1.3	0.7
JPMorgan Chase & Co.	1.3	1.1
The Stanley Works	1.2	1.2
Avnet, Inc.	1.2	1.4
Whirlpool Corp.	1.1	0.8
Wells Fargo & Co.	1.1	0.6
Arrow Electronics, Inc.	1.1	1.3
Avon Products, Inc.	1.0	0.7
Agilent Technologies, Inc.	1.0	0.9
	11.7
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	17.2
Industrials	14.8	13.1
Consumer Discretionary	14.2	24.6
Information Technology	12.9	18.1
Energy	9.9	6.7
Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Stocks and Investment Companies 98.3%		Stocks and Investment Companies 96.9%
	Convertible Securities 0.6%		Convertible Securities 2.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	12.3%	** Foreign investments	11.8%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.8%
Autoliv, Inc.	2,600	$ 87,308
BorgWarner, Inc.	1,500	45,480
Johnson Controls, Inc.	18,872	451,418
The Goodyear Tire & Rubber Co. (a)	57,200	736,736
TRW Automotive Holdings Corp. (a)	6,100	95,465
		1,416,407
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	2,840	139,147
Fiat SpA (a)	6,879	102,848
Harley-Davidson, Inc.	7,149	178,153
Thor Industries, Inc.	5,300	138,966
Winnebago Industries, Inc. (c)	26,991	310,397
		869,511
Diversified Consumer Services - 0.1%
Regis Corp.	4,544	73,795
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	3,300	48,576
Aristocrat Leisure Ltd.	3	12
Brinker International, Inc.	23,730	299,947
Burger King Holdings, Inc.	15,132	259,665
Carnival Corp. unit	14,700	428,064
Darden Restaurants, Inc.	5,600	169,736
NH Hoteles SA (a)	1,100	5,771
Penn National Gaming, Inc. (a)	7,808	196,215
Starwood Hotels & Resorts Worldwide, Inc.	9,564	277,930
Vail Resorts, Inc. (a)(c)	4,600	158,424
WMS Industries, Inc. (a)	7,130	285,057
Wyndham Worldwide Corp.	23,800	405,790
		2,535,187
Household Durables - 3.8%
Black & Decker Corp.	14,805	699,092
Ethan Allen Interiors, Inc.	26,800	333,928
Harman International Industries, Inc.	4,400	165,484
KB Home	6,600	93,588
La-Z-Boy, Inc. (c)	11,300	80,230
Leggett & Platt, Inc.	28,600	552,838
Pulte Homes, Inc.	29,640	267,056
Whirlpool Corp.	12,100	866,239
		3,058,455
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.6%
Brunswick Corp.	29,970	$ 284,116
Eastman Kodak Co. (c)	49,320	184,950
		469,066
Media - 1.2%
Discovery Communications, Inc. Class C (a)	5,886	141,382
DISH Network Corp. Class A (a)	10,500	182,700
Interpublic Group of Companies, Inc. (a)	14,225	85,635
Live Nation, Inc. (a)	11,862	79,001
McGraw-Hill Companies, Inc.	5,244	150,922
United Business Media Ltd.	10,000	75,950
Virgin Media, Inc.	13,500	188,595
WPP PLC	10,338	92,679
		996,864
Multiline Retail - 0.4%
Macy's, Inc.	14,000	245,980
Nordstrom, Inc.	2,500	79,450
		325,430
Specialty Retail - 1.9%
AnnTaylor Stores Corp. (a)	9,383	121,698
AutoZone, Inc. (a)	300	40,593
bebe Stores, Inc.	1,100	6,886
Best Buy Co., Inc.	1,900	72,542
Collective Brands, Inc. (a)	4,000	74,200
Limited Brands, Inc.	6,481	114,066
OfficeMax, Inc.	42,015	480,231
PetSmart, Inc.	3,524	82,920
RadioShack Corp.	3,300	55,737
Sherwin-Williams Co.	900	51,336
The Children's Place Retail Stores, Inc. (a)	2,600	81,770
Williams-Sonoma, Inc.	17,104	321,213
		1,503,192
Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc. (a)	6,630	77,306
Liz Claiborne, Inc. (c)	12,104	69,477
		146,783
TOTAL CONSUMER DISCRETIONARY		11,394,690
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.8%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	4,617	$ 217,447
Carlsberg AS:
Series A	1,925	140,822
Series B	1,750	123,522
		481,791
Food & Staples Retailing - 1.1%
Safeway, Inc.	11,800	263,494
SUPERVALU, Inc.	16,200	257,094
Sysco Corp.	8,700	230,115
Winn-Dixie Stores, Inc. (a)	8,657	96,006
		846,709
Food Products - 1.8%
Bunge Ltd.	8,012	457,165
Corn Products International, Inc.	9,594	270,359
Marine Harvest ASA (a)	235,000	171,137
Ralcorp Holdings, Inc. (a)	2,314	124,262
Smithfield Foods, Inc. (a)(c)	12,600	168,084
Tyson Foods, Inc. Class A	19,795	247,833
		1,438,840
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,398	145,966
Personal Products - 1.0%
Avon Products, Inc.	25,830	827,852
Tobacco - 0.1%
Lorillard, Inc.	900	69,948
TOTAL CONSUMER STAPLES		3,811,106
ENERGY - 9.9%
Energy Equipment & Services - 4.0%
BJ Services Co.	21,913	420,730
ENSCO International, Inc.	5,600	256,424
Exterran Holdings, Inc. (a)	2,500	51,075
Helmerich & Payne, Inc.	10,029	381,303
Nabors Industries Ltd. (a)	16,460	342,862
National Oilwell Varco, Inc. (a)	11,433	468,639
Patterson-UTI Energy, Inc.	29,000	451,820
Pride International, Inc. (a)	3,889	114,959
Seahawk Drilling, Inc. (a)	1,100	29,700
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	9,203	$ 255,199
Weatherford International Ltd. (a)	23,774	416,758
		3,189,469
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	6,000	129,960
Brigham Exploration Co. (a)	1,100	10,450
Cabot Oil & Gas Corp.	10,900	419,323
Canadian Natural Resources Ltd.	4,100	265,874
Chesapeake Energy Corp.	9,900	242,550
Compton Petroleum Corp. (a)	20,000	20,317
EOG Resources, Inc.	6,300	514,458
EXCO Resources, Inc.	15,200	237,424
Frontier Oil Corp.	3,300	45,738
Holly Corp.	1,200	34,812
Iteration Energy Ltd. (a)	20,000	21,056
Marathon Oil Corp.	15,456	494,128
Painted Pony Petroleum Ltd. (a)(d)	800	4,344
Painted Pony Petroleum Ltd. Class A (a)	500	2,706
Petrohawk Energy Corp. (a)	16,000	376,320
Plains Exploration & Production Co. (a)	3,300	87,450
Range Resources Corp.	7,712	385,986
SandRidge Energy, Inc. (a)	7,800	79,794
Southwestern Energy Co. (a)	10,200	444,516
Suncor Energy, Inc.	12,200	404,695
Sunoco, Inc.	1,629	50,173
Ultra Petroleum Corp. (a)	9,200	446,660
		4,718,734
TOTAL ENERGY		7,908,203
FINANCIALS - 24.0%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	5,494	190,477
Bank of New York Mellon Corp.	13,317	355,031
Invesco Ltd.	7,200	152,280
Morgan Stanley	7,770	249,572
Och-Ziff Capital Management Group LLC Class A	7,672	93,061
TD Ameritrade Holding Corp. (a)	17,752	342,614
		1,383,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.3%
Associated Banc-Corp.	10,391	$ 133,109
Banco Santander (Brasil) SA ADR (a)	3,200	37,952
BB&T Corp.	2,000	47,820
Boston Private Financial Holdings, Inc.	11,505	68,455
CapitalSource, Inc.	37,153	132,265
Comerica, Inc.	17,300	480,075
Fifth Third Bancorp	47,200	421,968
Huntington Bancshares, Inc.	89,444	340,782
KeyCorp	77,220	416,216
Marshall & Ilsley Corp.	32,100	170,772
Mitsubishi UFJ Financial Group, Inc.	14,400	76,704
PNC Financial Services Group, Inc.	21,800	1,066,892
Regions Financial Corp.	22,100	106,964
SunTrust Banks, Inc.	2,200	42,042
SVB Financial Group (a)	1,592	65,670
TCF Financial Corp. (c)	14,800	175,084
U.S. Bancorp, Delaware	25,000	580,500
Umpqua Holdings Corp.	11,600	114,956
Wells Fargo & Co.	31,242	859,780
Wilmington Trust Corp., Delaware (c)	16,180	194,969
Zions Bancorp (c)	24,258	343,493
		5,876,468
Consumer Finance - 2.4%
American Express Co.	12,023	418,881
Capital One Financial Corp.	30,101	1,101,689
Discover Financial Services	28,553	403,739
		1,924,309
Diversified Financial Services - 2.5%
Bank of America Corp.	48,178	702,435
JPMorgan Chase & Co.	24,714	1,032,304
Moody's Corp. (c)	10,300	243,904
		1,978,643
Insurance - 4.2%
Aon Corp.	2,200	84,722
Arthur J. Gallagher & Co.	6,348	141,624
Everest Re Group Ltd.	4,388	383,906
Lincoln National Corp.	24,200	576,686
Loews Corp.	14,760	488,556
Marsh & McLennan Companies, Inc.	26,569	623,309
MBIA, Inc. (a)(c)	11,100	45,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	3,600	$ 122,508
PartnerRe Ltd.	4,700	359,456
Unum Group	12,467	248,717
Validus Holdings Ltd.	3,900	98,670
Willis Group Holdings Ltd.	4,000	108,000
XL Capital Ltd. Class A	4,394	72,106
		3,353,326
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc. (c)	5,600	303,352
Camden Property Trust (SBI)	6,400	232,000
CBL & Associates Properties, Inc.	7,100	57,936
Corporate Office Properties Trust (SBI)	4,512	149,753
Digital Realty Trust, Inc.	2,400	108,312
Duke Realty LP	16,100	180,964
Essex Property Trust, Inc.	1,500	112,770
Highwoods Properties, Inc. (SBI)	3,630	99,898
Mack-Cali Realty Corp.	3,735	115,598
ProLogis Trust	37,926	429,702
Public Storage	2,300	169,280
Regency Centers Corp.	5,445	182,680
Segro PLC	7,700	44,626
Simon Property Group, Inc.	2,820	191,450
SL Green Realty Corp.	5,300	205,428
The Macerich Co. (c)	8,424	251,035
U-Store-It Trust	2,100	11,970
Ventas, Inc.	9,200	369,196
Vornado Realty Trust	9,979	594,349
		3,810,299
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	21,000	16,948
Avatar Holdings, Inc. (a)	1,000	16,300
Brookfield Properties Corp.	16,700	173,501
CB Richard Ellis Group, Inc. Class A (a)	41,589	430,446
The St. Joe Co. (a)	400	9,576
		646,771
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (c)	26,600	287,014
TOTAL FINANCIALS		19,259,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.8%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	1,700	$ 71,621
Clinical Data, Inc. (a)	3,500	55,230
Dendreon Corp. (a)(c)	1,800	45,486
Genzyme Corp. (a)	400	20,240
GTx, Inc. (a)	2,237	20,088
OREXIGEN Therapeutics, Inc. (a)	4,900	31,654
		244,319
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	300	22,521
Cooper Companies, Inc.	6,785	190,048
Covidien PLC	3,300	138,996
ev3, Inc. (a)	9,893	116,540
Hospira, Inc. (a)	800	35,712
Orthofix International NV (a)	2,879	92,128
Stryker Corp.	400	18,400
		614,345
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	12,730	214,373
CIGNA Corp.	6,900	192,096
Henry Schein, Inc. (a)	6,946	366,957
Humana, Inc. (a)	5,800	217,964
McKesson Corp.	4,900	287,777
Quest Diagnostics, Inc.	400	22,372
Universal Health Services, Inc. Class B	5,740	319,431
VCA Antech, Inc. (a)	6,569	156,474
		1,777,444
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	5,341	48,229
King Pharmaceuticals, Inc. (a)	22,900	231,977
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,244	62,797
ViroPharma, Inc. (a)	6,600	49,764
		392,767
TOTAL HEALTH CARE		3,028,875
INDUSTRIALS - 14.7%
Aerospace & Defense - 0.9%
Heico Corp. Class A	7,082	218,551
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	4,300	$ 410,779
Raytheon Co.	1,800	81,504
		710,834
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	6,400	343,552
Airlines - 0.2%
Delta Air Lines, Inc. (a)	22,100	157,794
Hawaiian Holdings, Inc. (a)	3,295	23,362
		181,156
Building Products - 1.6%
Armstrong World Industries, Inc. (a)	1,099	40,938
Masco Corp.	50,770	596,548
Owens Corning (a)	28,640	633,230
		1,270,716
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (a)	28,293	171,456
Clean Harbors, Inc. (a)	5,142	290,266
Consolidated Graphics, Inc. (a)	7,598	152,416
R.R. Donnelley & Sons Co.	23,649	474,872
Republic Services, Inc.	26,573	688,506
The Brink's Co.	7,700	182,721
		1,960,237
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	15,230	150,472
Electrical Equipment - 0.9%
Acuity Brands, Inc.	5,400	170,964
Baldor Electric Co.	2,400	62,040
Cooper Industries PLC Class A	3,224	124,737
Regal-Beloit Corp.	2,447	114,715
Renewable Energy Corp. AS (a)(c)	4,400	26,418
SunPower Corp. Class B (a)	6,326	137,021
Zumtobel AG (a)	5,004	86,744
		722,639
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	8,270	256,701
Machinery - 3.9%
AGCO Corp. (a)	1,700	47,787
Albany International Corp. Class A	8,939	148,924
Crane Co.	2,400	66,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	11,034	$ 475,124
Deere & Co.	4,300	195,865
Eaton Corp.	4,550	275,048
Ingersoll-Rand Co. Ltd.	7,000	221,130
Kennametal, Inc.	8,500	200,260
Navistar International Corp. (a)	7,400	245,236
Oshkosh Co.	2,950	92,217
Pentair, Inc.	5,781	168,227
Robbins & Myers, Inc.	700	16,240
The Stanley Works	21,260	961,590
		3,114,488
Professional Services - 1.1%
Equifax, Inc.	1,000	27,380
Experian PLC	16,400	150,514
IHS, Inc. Class A (a)	3,750	194,100
Manpower, Inc.	5,620	266,444
Monster Worldwide, Inc. (a)	16,340	237,257
		875,695
Road & Rail - 2.3%
Avis Budget Group, Inc. (a)	4,900	41,160
Canadian National Railway Co.	6,310	304,763
Con-way, Inc.	11,850	390,932
CSX Corp.	8,100	341,658
Ryder System, Inc.	12,312	499,252
Union Pacific Corp.	5,500	303,270
		1,881,035
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	2,200	206,206
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	16,048	129,507
TOTAL INDUSTRIALS		11,803,238
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.6%
Motorola, Inc.	58,350	500,060
Computers & Peripherals - 0.9%
NCR Corp. (a)	42,700	433,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	13,700	$ 191,115
Western Digital Corp. (a)	3,300	111,144
		735,664
Electronic Equipment & Components - 5.5%
Agilent Technologies, Inc.	32,400	801,576
Arrow Electronics, Inc. (a)	33,582	850,968
Avnet, Inc. (a)	37,456	928,160
Corning, Inc.	18,600	271,746
Flextronics International Ltd. (a)	91,870	595,318
Itron, Inc. (a)	3,387	203,355
Keyence Corp.	400	79,414
Tyco Electronics Ltd.	31,712	673,880
		4,404,417
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	13,180	300,636
Yahoo!, Inc. (a)	7,500	119,250
		419,886
IT Services - 0.9%
Accenture PLC Class A	7,850	291,078
Fiserv, Inc. (a)	800	36,696
Hewitt Associates, Inc. Class A (a)	3,131	111,213
The Western Union Co.	3,777	68,628
Visa, Inc. Class A	3,136	237,583
		745,198
Office Electronics - 1.0%
Xerox Corp.	99,870	751,022
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	30,200	368,440
ASML Holding NV (NY Shares)	17,855	481,014
Fairchild Semiconductor International, Inc. (a)	68,454	512,036
KLA-Tencor Corp.	3,400	110,534
Lam Research Corp. (a)	2,700	91,044
Maxim Integrated Products, Inc.	6,500	108,355
Micron Technology, Inc. (a)	41,363	280,855
MKS Instruments, Inc. (a)	6,682	104,506
National Semiconductor Corp.	19,900	257,506
Standard Microsystems Corp. (a)	9,253	178,213
		2,492,503
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
BMC Software, Inc. (a)	2,700	$ 100,332
Nintendo Co. Ltd.	400	100,335
Software AG (Bearer)	400	35,647
		236,314
TOTAL INFORMATION TECHNOLOGY		10,285,064
MATERIALS - 7.1%
Chemicals - 2.4%
Albemarle Corp.	18,123	572,324
Ashland, Inc.	2,300	79,442
Cabot Corp.	2,755	60,417
Calgon Carbon Corp. (a)	11,425	180,972
Celanese Corp. Class A	6,700	183,915
Cytec Industries, Inc.	2,660	88,232
FMC Corp.	5,100	260,610
Solutia, Inc. (a)	18,040	198,440
W.R. Grace & Co. (a)	12,100	264,869
		1,889,221
Construction Materials - 0.8%
HeidelbergCement AG	4,468	267,795
Texas Industries, Inc. (c)	3,000	99,870
Vulcan Materials Co. (c)	6,763	311,301
		678,966
Containers & Packaging - 1.6%
Ball Corp.	6,510	321,138
Owens-Illinois, Inc. (a)	21,315	679,522
Packaging Corp. of America	6,700	122,476
Rexam PLC	26,509	120,557
		1,243,693
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,100	58,512
Alcoa, Inc.	14,070	174,749
Barrick Gold Corp.	4,500	161,906
Commercial Metals Co.	6,100	90,524
Eldorado Gold Corp. (a)	6,900	76,847
Goldcorp, Inc.	1,600	58,778
Lihir Gold Ltd.	43,985	120,266
Newcrest Mining Ltd.	7,453	214,163
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	4,800	$ 208,608
Randgold Resources Ltd. sponsored ADR	3,600	240,156
		1,404,509
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	11,755	427,177
TOTAL MATERIALS		5,643,566
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	160	5,194
Iliad Group SA	329	35,681
Qwest Communications International, Inc. (c)	42,900	154,011
		194,886
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	75,000	222,000
TOTAL TELECOMMUNICATION SERVICES		416,886
UTILITIES - 6.5%
Electric Utilities - 3.5%
Allegheny Energy, Inc.	17,155	391,477
American Electric Power Co., Inc.	16,722	505,339
Entergy Corp.	8,770	672,834
Exelon Corp.	2,950	138,532
FirstEnergy Corp.	15,100	653,528
Pinnacle West Capital Corp.	14,300	447,876
		2,809,586
Gas Utilities - 0.2%
Energen Corp.	3,000	131,640
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	38,230	499,666
Calpine Corp. (a)	6,592	74,094
Constellation Energy Group, Inc.	8,300	256,636
Dynegy, Inc. Class A (a)	13,300	26,600
NRG Energy, Inc. (a)	10,000	229,900
		1,086,896
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.5%
PG&E Corp.	11,900	$ 486,591
Sempra Energy	13,973	718,911
		1,205,502
TOTAL UTILITIES		5,233,624
TOTAL COMMON STOCKS (Cost $96,563,182)		78,785,117
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00% (Cost $150,000)	3,000	103,620
Convertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (d)	$ 20,000	17,363
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (d)	50,000	61,235
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	172,000	72,068
TOTAL FINANCIALS		133,303
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	40,000	46,228
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	30,000	46,563
TOTAL INDUSTRIALS		92,791
Convertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	$ 30,000	$ 45,563
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	47,988
United States Steel Corp. 4% 5/15/14	50,000	66,188
		114,176
TOTAL CONVERTIBLE BONDS (Cost $306,751)		403,196
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	1,023,611	1,023,611
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	3,216,349	3,216,349
TOTAL MONEY MARKET FUNDS (Cost $4,239,960)		4,239,960
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $101,259,893)		83,531,893
NET OTHER ASSETS - (4.2)%		(3,399,146)
NET ASSETS - 100%		$ 80,132,747
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,010 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,469
Fidelity Securities Lending Cash Central Fund	53,059
Total	$ 56,528
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,394,690	$ 11,301,999	$ 92,691	$ -
Consumer Staples	3,811,106	3,811,106	-	-
Energy	7,908,203	7,903,859	4,344	-
Financials	19,363,485	19,166,213	197,272	-
Health Care	3,028,875	3,028,875	-	-
Industrials	11,803,238	11,803,238	-	-
Information Technology	10,285,064	10,105,315	179,749	-
Materials	5,643,566	5,309,137	334,429	-
Telecommunication Services	416,886	416,886	-	-
Utilities	5,233,624	5,233,624	-	-
Corporate Bonds	403,196	-	403,196	-
Money Market Funds	4,239,960	4,239,960	-	-
Total Investments in Securities:	$ 83,531,893	$ 82,320,212	$ 1,211,681	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
Canada	2.5%
Bermuda	1.9%
Switzerland	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.5%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $38,770,775 of which $5,235,611 and $33,535,164 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $3,003,498) - See accompanying schedule: Unaffiliated issuers (cost $97,019,933)	$ 79,291,933
Fidelity Central Funds (cost $4,239,960)	4,239,960
Total Investments (cost $101,259,893)		$ 83,531,893
Foreign currency held at value (cost $359)		357
Receivable for investments sold		313,119
Receivable for fund shares sold		42,510
Dividends receivable		41,754
Interest receivable		2,213
Distributions receivable from Fidelity Central Funds		1,057
Prepaid expenses		503
Other receivables		755
Total assets		83,934,161

Liabilities
Payable for investments purchased	$ 280,736
Payable for fund shares redeemed	156,468
Accrued management fee	36,282
Distribution fees payable	31,098
Other affiliated payables	26,966
Other payables and accrued expenses	53,515
Collateral on securities loaned, at value	3,216,349
Total liabilities		3,801,414

Net Assets		$ 80,132,747
Net Assets consist of:
Paid in capital		$ 137,333,882
Undistributed net investment income		113,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,586,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,728,033)
Net Assets		$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,403,920 ÷ 4,119,405 shares)	$ 9.81

Maximum offering price per share (100/94.25 of $9.81)	$ 10.41
Class T: Net Asset Value and redemption price per share ($19,978,381 ÷ 2,051,775 shares)	$ 9.74

Maximum offering price per share (100/96.50 of $9.74)	$ 10.09
Class B: Net Asset Value and offering price per share ($4,827,908 ÷ 505,862 shares)A	$ 9.54

Class C: Net Asset Value and offering price per share ($9,692,426 ÷ 1,017,532 shares)A	$ 9.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,230,112 ÷ 529,307 shares)	$ 9.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 1,404,317
Interest		26,409
Income from Fidelity Central Funds		56,528
Total income		1,487,254

Expenses
Management fee Basic fee	$ 417,604
Performance adjustment	(20,643)
Transfer agent fees	237,064
Distribution fees	312,757
Accounting and security lending fees	29,703
Custodian fees and expenses	47,378
Independent trustees' compensation	547
Registration fees	62,540
Audit	51,411
Legal	716
Miscellaneous	1,185
Total expenses before reductions	1,140,262
Expense reductions	(88,938)	1,051,324
Net investment income (loss)		435,930
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,593,940)
Foreign currency transactions	4,254
Total net realized gain (loss)		(33,589,686)
Change in net unrealized appreciation (depreciation) on: Investment securities	41,027,296
Assets and liabilities in foreign currencies	314
Total change in net unrealized appreciation (depreciation)		41,027,610
Net gain (loss)		7,437,924
Net increase (decrease) in net assets resulting from operations		$ 7,873,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 435,930	$ 734,528
Net realized gain (loss)	(33,589,686)	(5,911,477)
Change in net unrealized appreciation (depreciation)	41,027,610	(80,878,614)
Net increase (decrease) in net assets resulting from operations	7,873,854	(86,055,563)
Distributions to shareholders from net investment income	(401,567)	-
Distributions to shareholders from net realized gain	-	(11,178,467)
Total distributions	(401,567)	(11,178,467)
Share transactions - net increase (decrease)	(18,715,333)	(6,964,049)
Total increase (decrease) in net assets	(11,243,046)	(104,198,079)

Net Assets
Beginning of period	91,375,793	195,573,872
End of period (including undistributed net investment income of $113,513 and undistributed net investment income of $520,308, respectively)	$ 80,132,747	$ 91,375,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Income from Investment Operations
Net investment income (loss) C	.06	.08	.03	.03	.01
Net realized and unrealized gain (loss)	1.46	(7.33)	2.18	2.25	1.64
Total from investment operations	1.52	(7.25)	2.21	2.28	1.65
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(.97)	(.43)	(.23)	(.03)
Total distributions	(.04)	(.97)	(.43)	(.23)	(.03)
Net asset value, end of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Total Return A, B	18.41%	(46.38)%	15.28%	18.11%	14.84%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.34%	1.25%	1.35%	1.62%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.76%	.65%	.22%	.24%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,404	$ 39,288	$ 75,384	$ 47,960	$ 15,657
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.04	.05	- G	- G	(.03)
Net realized and unrealized gain (loss)	1.45	(7.30)	2.16	2.23	1.64
Total from investment operations	1.49	(7.25)	2.16	2.23	1.61
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.39)	(.20)	(.02)
Total distributions	(.04)	(.93)	(.39)	(.20)	(.02)
Net asset value, end of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Total Return A, B	18.09%	(46.50)%	15.01%	17.78%	14.54%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.59%	1.49%	1.59%	1.86%
Expenses net of fee waivers, if any	1.50%	1.50%	1.49%	1.50%	1.53%
Expenses net of all reductions	1.50%	1.50%	1.49%	1.49%	1.52%
Net investment income (loss)	.51%	.40%	(.03)%	(.01)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,978	$ 22,523	$ 53,229	$ 43,716	$ 22,938
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) C	- G	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.41	(7.20)	2.14	2.22	1.64
Total from investment operations	1.41	(7.21)	2.06	2.15	1.55
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.15)	(.01)
Total distributions	(.03)	(.93)	(.33)	(.15)	(.01)
Net asset value, end of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Total Return A, B	17.43%	(46.75)%	14.39%	17.21%	14.01%
Ratios to Average Net Assets D, F
Expenses before reductions	2.12%	2.10%	2.03%	2.15%	2.44%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	.01%	(.10)%	(.54)%	(.51)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,828	$ 5,919	$ 15,565	$ 14,625	$ 12,084
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) C	- G	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.42	(7.19)	2.13	2.22	1.63
Total from investment operations	1.42	(7.20)	2.05	2.15	1.54
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.17)	-
Total distributions	(.03)	(.93)	(.33)	(.17)	-
Net asset value, end of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Total Return A, B	17.60%	(46.78)%	14.37%	17.22%	13.96%
Ratios to Average Net Assets D, F
Expenses before reductions	2.11%	2.09%	2.02%	2.13%	2.42%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	.01%	(.10)%	(.54)%	(.51)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,692	$ 10,418	$ 25,733	$ 19,093	$ 9,007
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Income from Investment Operations
Net investment income (loss) B	.08	.12	.08	.07	.03
Net realized and unrealized gain (loss)	1.47	(7.38)	2.18	2.25	1.66
Total from investment operations	1.55	(7.26)	2.26	2.32	1.69
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(1.02)	(.46)	(.26)	(.03)
Total distributions	(.04)	(1.02)	(.46)	(.26)	(.03)
Net asset value, end of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Total Return A	18.74%	(46.27)%	15.61%	18.32%	15.16%
Ratios to Average Net Assets C, E
Expenses before reductions	1.16%	1.09%	.95%	1.00%	1.32%
Expenses net of fee waivers, if any	1.00%	1.00%	.95%	1.00%	1.05%
Expenses net of all reductions	1.00%	1.00%	.95%	.99%	1.03%
Net investment income (loss)	1.01%	.90%	.51%	.49%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,230	$ 13,229	$ 25,663	$ 6,140	$ 2,148
Portfolio turnover rate D	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 17, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,712,901
Gross unrealized depreciation	(26,291,531)
Net unrealized appreciation (depreciation)	$ (18,578,630)

Tax Cost	$ 102,110,523

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 148,303
Capital loss carryforward	$ (38,770,775)
Net unrealized appreciation (depreciation)	$ (18,578,663)

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 401,567	$ 314,047
Long-term Capital Gains	-	10,864,420
Total	$ 401,567	$ 11,178,467

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,097,606 and $62,227,245, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annual management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 88,330	$ 1,259
Class T	.25%	.25%	91,644	248
Class B	.75%	.25%	46,138	34,754
Class C	.75%	.25%	86,645	6,923
			$ 312,757	$ 43,184

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,529
Class T	3,747
Class B*	16,192
Class C*	2,094
$ 28,562

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 113,476.32
Class T	59,777.33
Class B	14,828.32
Class C	27,823.32
Institutional Class	21,160.30
	$ 237,064

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,470 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $53,059.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 38,953
Class T	1.50%	22,314
Class B	2.00%	5,568
Class C	2.00%	9,694
Institutional Class	1.00%	10,809
		$ 87,338

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,600 for the period.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 183,353	$ -
Class T	94,149	-
Class B	21,637	-
Class C	38,058	-
Institutional Class	64,370	-
Total	$ 401,567	$ -
From net realized gain
Class A	$ -	$ 4,356,510
Class T	-	2,907,666
Class B	-	872,761
Class C	-	1,452,724
Institutional Class	-	1,588,806
Total	$ -	$ 11,178,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	1,395,336	1,938,322	$ 11,224,821	$ 25,081,877
Reinvestment of distributions	24,355	278,824	172,677	4,132,165
Shares redeemed	(2,017,298)	(2,055,820)	(15,702,100)	(25,953,328)
Net increase (decrease)	(597,607)	161,326	$ (4,304,602)	$ 3,260,714
Class T
Shares sold	777,416	406,480	$ 6,292,773	$ 5,205,173
Reinvestment of distributions	12,952	189,698	91,314	2,801,832
Shares redeemed	(1,456,823)	(1,110,546)	(10,836,897)	(14,265,802)
Net increase (decrease)	(666,455)	(514,368)	$ (4,452,810)	$ (6,258,797)
Class B
Shares sold	81,099	199,948	$ 627,773	$ 2,416,028
Reinvestment of distributions	2,853	52,366	19,798	765,061
Shares redeemed	(303,758)	(481,445)	(2,217,010)	(6,047,926)
Net increase (decrease)	(219,806)	(229,131)	$ (1,569,439)	$ (2,866,837)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class C
Shares sold	351,278	244,999	$ 2,823,183	$ 3,130,670
Reinvestment of distributions	4,891	88,900	33,894	1,296,157
Shares redeemed	(618,264)	(635,791)	(4,563,797)	(8,055,365)
Net increase (decrease)	(262,095)	(301,892)	$ (1,706,720)	$ (3,628,538)
Institutional Class
Shares sold	241,804	926,870	$ 1,801,225	$ 12,034,051
Reinvestment of distributions	6,706	93,037	47,816	1,382,526
Shares redeemed	(1,299,236)	(981,521)	(8,530,803)	(10,887,168)
Net increase (decrease)	(1,050,726)	38,386	$ (6,681,762)	$ 2,529,409

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/07/09	12/04/09	$0.033	$0.005

Class T	12/07/09	12/04/09	$0.008	$0.005

Class B	12/07/09	12/04/09	$0.000	$0.000

Class C	12/07/09	12/04/09	$0.000	$0.000

Class A designates 74%; Class T designates 80%; and Class B designates 93%; and Class C designates 93%; of the dividends distributed in December, 2008, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, T, B and C designate 100% of the dividends distributed in December, 2008, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Advisor Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Value Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that the fund's management fee includes a performance adjustment component (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance adjustment took effect on June 1, 2009, after the periods shown in the chart above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2008 and the total expenses of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-UANN-1209
1.809012.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Fund - Institutional Class

Annual Report

October 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Life of class A
Institutional Class	18.74%	0.10%	1.93%

A From December 23, 2003.

$10,000 Over Life of Class

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite being caught in a downdraft early on, brought about primarily by the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and dismal corporate earnings reports, U.S. equities bounced back sharply during the second half of the 12-month period ending October 31, 2009. The first months of the period saw numerous business failures as well as unprecedented government stimulus and continued historically low interest rates. In March, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors rotated toward riskier assets, reversing the flight to quality seen earlier in the period. During the year, major domestic equity indexes reached devastating lows only to rally strongly and deliver positive returns by October 31. The Standard & Poor's 500SM Index - a gauge of the broad U.S. equity market - gained a solid 9.80%, while the blue-chip Dow Jones Industrial AverageSM increased 7.71% and the technology-laden Nasdaq Composite® Index rose 20.07%. Small-cap stocks turned in slightly more modest results, with the Russell 2000® Index advancing 6.46%. International equities also were direct beneficiaries as investors' appetite for risk returned. The MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of foreign developed markets - surged 27.88%, bolstered in part by a weaker dollar.

Comments from Richard Fentin, Portfolio Manager of Fidelity® Advisor Value Fund: During the year, the fund's Institutional Class shares gained 18.74%, outpacing the Russell Midcap® Value Index, which returned 14.52%. Overweighting the consumer discretionary space - an area that decreased as a percentage of fund assets - was key to the fund's relative outperformance, including out-of-index stakes in auto-parts retailer AutoZone, boat and leisure products manufacturer Brunswick and automaker Ford Motor's convertible bonds. Unfortunately, not owning Ford's common stock, an index component, more than offset the gains from Ford's bonds, which were sold prior to period end. Other contributors in the space included regional casino operator Penn National Gaming and upscale home-goods retailer Williams-Sonoma. Elsewhere, overweighting technology along with good stock picks in industrials and materials were positives. The biggest drag on relative performance was from stock picking in the technology space, particularly in the hardware and equipment area. Overweighting NCR hurt when sales of the company's point-of-sale terminals and ATM machines were hit hard by the weak economy. Some picks in financials also hurt, especially early in the period, including an overweight in regional bank Zions Bancorp and an out-of-index stake in Bank of America.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,235.50	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,234.50	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,231.00	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,231.30	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,236.50	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Capital One Financial Corp.	1.4	0.6
PNC Financial Services Group, Inc.	1.3	0.7
JPMorgan Chase & Co.	1.3	1.1
The Stanley Works	1.2	1.2
Avnet, Inc.	1.2	1.4
Whirlpool Corp.	1.1	0.8
Wells Fargo & Co.	1.1	0.6
Arrow Electronics, Inc.	1.1	1.3
Avon Products, Inc.	1.0	0.7
Agilent Technologies, Inc.	1.0	0.9
	11.7
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	17.2
Industrials	14.8	13.1
Consumer Discretionary	14.2	24.6
Information Technology	12.9	18.1
Energy	9.9	6.7
Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Stocks and Investment Companies 98.3%		Stocks and Investment Companies 96.9%
	Convertible Securities 0.6%		Convertible Securities 2.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	12.3%	** Foreign investments	11.8%

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.8%
Autoliv, Inc.	2,600	$ 87,308
BorgWarner, Inc.	1,500	45,480
Johnson Controls, Inc.	18,872	451,418
The Goodyear Tire & Rubber Co. (a)	57,200	736,736
TRW Automotive Holdings Corp. (a)	6,100	95,465
		1,416,407
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	2,840	139,147
Fiat SpA (a)	6,879	102,848
Harley-Davidson, Inc.	7,149	178,153
Thor Industries, Inc.	5,300	138,966
Winnebago Industries, Inc. (c)	26,991	310,397
		869,511
Diversified Consumer Services - 0.1%
Regis Corp.	4,544	73,795
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	3,300	48,576
Aristocrat Leisure Ltd.	3	12
Brinker International, Inc.	23,730	299,947
Burger King Holdings, Inc.	15,132	259,665
Carnival Corp. unit	14,700	428,064
Darden Restaurants, Inc.	5,600	169,736
NH Hoteles SA (a)	1,100	5,771
Penn National Gaming, Inc. (a)	7,808	196,215
Starwood Hotels & Resorts Worldwide, Inc.	9,564	277,930
Vail Resorts, Inc. (a)(c)	4,600	158,424
WMS Industries, Inc. (a)	7,130	285,057
Wyndham Worldwide Corp.	23,800	405,790
		2,535,187
Household Durables - 3.8%
Black & Decker Corp.	14,805	699,092
Ethan Allen Interiors, Inc.	26,800	333,928
Harman International Industries, Inc.	4,400	165,484
KB Home	6,600	93,588
La-Z-Boy, Inc. (c)	11,300	80,230
Leggett & Platt, Inc.	28,600	552,838
Pulte Homes, Inc.	29,640	267,056
Whirlpool Corp.	12,100	866,239
		3,058,455
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.6%
Brunswick Corp.	29,970	$ 284,116
Eastman Kodak Co. (c)	49,320	184,950
		469,066
Media - 1.2%
Discovery Communications, Inc. Class C (a)	5,886	141,382
DISH Network Corp. Class A (a)	10,500	182,700
Interpublic Group of Companies, Inc. (a)	14,225	85,635
Live Nation, Inc. (a)	11,862	79,001
McGraw-Hill Companies, Inc.	5,244	150,922
United Business Media Ltd.	10,000	75,950
Virgin Media, Inc.	13,500	188,595
WPP PLC	10,338	92,679
		996,864
Multiline Retail - 0.4%
Macy's, Inc.	14,000	245,980
Nordstrom, Inc.	2,500	79,450
		325,430
Specialty Retail - 1.9%
AnnTaylor Stores Corp. (a)	9,383	121,698
AutoZone, Inc. (a)	300	40,593
bebe Stores, Inc.	1,100	6,886
Best Buy Co., Inc.	1,900	72,542
Collective Brands, Inc. (a)	4,000	74,200
Limited Brands, Inc.	6,481	114,066
OfficeMax, Inc.	42,015	480,231
PetSmart, Inc.	3,524	82,920
RadioShack Corp.	3,300	55,737
Sherwin-Williams Co.	900	51,336
The Children's Place Retail Stores, Inc. (a)	2,600	81,770
Williams-Sonoma, Inc.	17,104	321,213
		1,503,192
Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc. (a)	6,630	77,306
Liz Claiborne, Inc. (c)	12,104	69,477
		146,783
TOTAL CONSUMER DISCRETIONARY		11,394,690
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.8%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	4,617	$ 217,447
Carlsberg AS:
Series A	1,925	140,822
Series B	1,750	123,522
		481,791
Food & Staples Retailing - 1.1%
Safeway, Inc.	11,800	263,494
SUPERVALU, Inc.	16,200	257,094
Sysco Corp.	8,700	230,115
Winn-Dixie Stores, Inc. (a)	8,657	96,006
		846,709
Food Products - 1.8%
Bunge Ltd.	8,012	457,165
Corn Products International, Inc.	9,594	270,359
Marine Harvest ASA (a)	235,000	171,137
Ralcorp Holdings, Inc. (a)	2,314	124,262
Smithfield Foods, Inc. (a)(c)	12,600	168,084
Tyson Foods, Inc. Class A	19,795	247,833
		1,438,840
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,398	145,966
Personal Products - 1.0%
Avon Products, Inc.	25,830	827,852
Tobacco - 0.1%
Lorillard, Inc.	900	69,948
TOTAL CONSUMER STAPLES		3,811,106
ENERGY - 9.9%
Energy Equipment & Services - 4.0%
BJ Services Co.	21,913	420,730
ENSCO International, Inc.	5,600	256,424
Exterran Holdings, Inc. (a)	2,500	51,075
Helmerich & Payne, Inc.	10,029	381,303
Nabors Industries Ltd. (a)	16,460	342,862
National Oilwell Varco, Inc. (a)	11,433	468,639
Patterson-UTI Energy, Inc.	29,000	451,820
Pride International, Inc. (a)	3,889	114,959
Seahawk Drilling, Inc. (a)	1,100	29,700
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	9,203	$ 255,199
Weatherford International Ltd. (a)	23,774	416,758
		3,189,469
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	6,000	129,960
Brigham Exploration Co. (a)	1,100	10,450
Cabot Oil & Gas Corp.	10,900	419,323
Canadian Natural Resources Ltd.	4,100	265,874
Chesapeake Energy Corp.	9,900	242,550
Compton Petroleum Corp. (a)	20,000	20,317
EOG Resources, Inc.	6,300	514,458
EXCO Resources, Inc.	15,200	237,424
Frontier Oil Corp.	3,300	45,738
Holly Corp.	1,200	34,812
Iteration Energy Ltd. (a)	20,000	21,056
Marathon Oil Corp.	15,456	494,128
Painted Pony Petroleum Ltd. (a)(d)	800	4,344
Painted Pony Petroleum Ltd. Class A (a)	500	2,706
Petrohawk Energy Corp. (a)	16,000	376,320
Plains Exploration & Production Co. (a)	3,300	87,450
Range Resources Corp.	7,712	385,986
SandRidge Energy, Inc. (a)	7,800	79,794
Southwestern Energy Co. (a)	10,200	444,516
Suncor Energy, Inc.	12,200	404,695
Sunoco, Inc.	1,629	50,173
Ultra Petroleum Corp. (a)	9,200	446,660
		4,718,734
TOTAL ENERGY		7,908,203
FINANCIALS - 24.0%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	5,494	190,477
Bank of New York Mellon Corp.	13,317	355,031
Invesco Ltd.	7,200	152,280
Morgan Stanley	7,770	249,572
Och-Ziff Capital Management Group LLC Class A	7,672	93,061
TD Ameritrade Holding Corp. (a)	17,752	342,614
		1,383,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.3%
Associated Banc-Corp.	10,391	$ 133,109
Banco Santander (Brasil) SA ADR (a)	3,200	37,952
BB&T Corp.	2,000	47,820
Boston Private Financial Holdings, Inc.	11,505	68,455
CapitalSource, Inc.	37,153	132,265
Comerica, Inc.	17,300	480,075
Fifth Third Bancorp	47,200	421,968
Huntington Bancshares, Inc.	89,444	340,782
KeyCorp	77,220	416,216
Marshall & Ilsley Corp.	32,100	170,772
Mitsubishi UFJ Financial Group, Inc.	14,400	76,704
PNC Financial Services Group, Inc.	21,800	1,066,892
Regions Financial Corp.	22,100	106,964
SunTrust Banks, Inc.	2,200	42,042
SVB Financial Group (a)	1,592	65,670
TCF Financial Corp. (c)	14,800	175,084
U.S. Bancorp, Delaware	25,000	580,500
Umpqua Holdings Corp.	11,600	114,956
Wells Fargo & Co.	31,242	859,780
Wilmington Trust Corp., Delaware (c)	16,180	194,969
Zions Bancorp (c)	24,258	343,493
		5,876,468
Consumer Finance - 2.4%
American Express Co.	12,023	418,881
Capital One Financial Corp.	30,101	1,101,689
Discover Financial Services	28,553	403,739
		1,924,309
Diversified Financial Services - 2.5%
Bank of America Corp.	48,178	702,435
JPMorgan Chase & Co.	24,714	1,032,304
Moody's Corp. (c)	10,300	243,904
		1,978,643
Insurance - 4.2%
Aon Corp.	2,200	84,722
Arthur J. Gallagher & Co.	6,348	141,624
Everest Re Group Ltd.	4,388	383,906
Lincoln National Corp.	24,200	576,686
Loews Corp.	14,760	488,556
Marsh & McLennan Companies, Inc.	26,569	623,309
MBIA, Inc. (a)(c)	11,100	45,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	3,600	$ 122,508
PartnerRe Ltd.	4,700	359,456
Unum Group	12,467	248,717
Validus Holdings Ltd.	3,900	98,670
Willis Group Holdings Ltd.	4,000	108,000
XL Capital Ltd. Class A	4,394	72,106
		3,353,326
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc. (c)	5,600	303,352
Camden Property Trust (SBI)	6,400	232,000
CBL & Associates Properties, Inc.	7,100	57,936
Corporate Office Properties Trust (SBI)	4,512	149,753
Digital Realty Trust, Inc.	2,400	108,312
Duke Realty LP	16,100	180,964
Essex Property Trust, Inc.	1,500	112,770
Highwoods Properties, Inc. (SBI)	3,630	99,898
Mack-Cali Realty Corp.	3,735	115,598
ProLogis Trust	37,926	429,702
Public Storage	2,300	169,280
Regency Centers Corp.	5,445	182,680
Segro PLC	7,700	44,626
Simon Property Group, Inc.	2,820	191,450
SL Green Realty Corp.	5,300	205,428
The Macerich Co. (c)	8,424	251,035
U-Store-It Trust	2,100	11,970
Ventas, Inc.	9,200	369,196
Vornado Realty Trust	9,979	594,349
		3,810,299
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	21,000	16,948
Avatar Holdings, Inc. (a)	1,000	16,300
Brookfield Properties Corp.	16,700	173,501
CB Richard Ellis Group, Inc. Class A (a)	41,589	430,446
The St. Joe Co. (a)	400	9,576
		646,771
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (c)	26,600	287,014
TOTAL FINANCIALS		19,259,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.8%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	1,700	$ 71,621
Clinical Data, Inc. (a)	3,500	55,230
Dendreon Corp. (a)(c)	1,800	45,486
Genzyme Corp. (a)	400	20,240
GTx, Inc. (a)	2,237	20,088
OREXIGEN Therapeutics, Inc. (a)	4,900	31,654
		244,319
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	300	22,521
Cooper Companies, Inc.	6,785	190,048
Covidien PLC	3,300	138,996
ev3, Inc. (a)	9,893	116,540
Hospira, Inc. (a)	800	35,712
Orthofix International NV (a)	2,879	92,128
Stryker Corp.	400	18,400
		614,345
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	12,730	214,373
CIGNA Corp.	6,900	192,096
Henry Schein, Inc. (a)	6,946	366,957
Humana, Inc. (a)	5,800	217,964
McKesson Corp.	4,900	287,777
Quest Diagnostics, Inc.	400	22,372
Universal Health Services, Inc. Class B	5,740	319,431
VCA Antech, Inc. (a)	6,569	156,474
		1,777,444
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	5,341	48,229
King Pharmaceuticals, Inc. (a)	22,900	231,977
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,244	62,797
ViroPharma, Inc. (a)	6,600	49,764
		392,767
TOTAL HEALTH CARE		3,028,875
INDUSTRIALS - 14.7%
Aerospace & Defense - 0.9%
Heico Corp. Class A	7,082	218,551
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	4,300	$ 410,779
Raytheon Co.	1,800	81,504
		710,834
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	6,400	343,552
Airlines - 0.2%
Delta Air Lines, Inc. (a)	22,100	157,794
Hawaiian Holdings, Inc. (a)	3,295	23,362
		181,156
Building Products - 1.6%
Armstrong World Industries, Inc. (a)	1,099	40,938
Masco Corp.	50,770	596,548
Owens Corning (a)	28,640	633,230
		1,270,716
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (a)	28,293	171,456
Clean Harbors, Inc. (a)	5,142	290,266
Consolidated Graphics, Inc. (a)	7,598	152,416
R.R. Donnelley & Sons Co.	23,649	474,872
Republic Services, Inc.	26,573	688,506
The Brink's Co.	7,700	182,721
		1,960,237
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	15,230	150,472
Electrical Equipment - 0.9%
Acuity Brands, Inc.	5,400	170,964
Baldor Electric Co.	2,400	62,040
Cooper Industries PLC Class A	3,224	124,737
Regal-Beloit Corp.	2,447	114,715
Renewable Energy Corp. AS (a)(c)	4,400	26,418
SunPower Corp. Class B (a)	6,326	137,021
Zumtobel AG (a)	5,004	86,744
		722,639
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	8,270	256,701
Machinery - 3.9%
AGCO Corp. (a)	1,700	47,787
Albany International Corp. Class A	8,939	148,924
Crane Co.	2,400	66,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	11,034	$ 475,124
Deere & Co.	4,300	195,865
Eaton Corp.	4,550	275,048
Ingersoll-Rand Co. Ltd.	7,000	221,130
Kennametal, Inc.	8,500	200,260
Navistar International Corp. (a)	7,400	245,236
Oshkosh Co.	2,950	92,217
Pentair, Inc.	5,781	168,227
Robbins & Myers, Inc.	700	16,240
The Stanley Works	21,260	961,590
		3,114,488
Professional Services - 1.1%
Equifax, Inc.	1,000	27,380
Experian PLC	16,400	150,514
IHS, Inc. Class A (a)	3,750	194,100
Manpower, Inc.	5,620	266,444
Monster Worldwide, Inc. (a)	16,340	237,257
		875,695
Road & Rail - 2.3%
Avis Budget Group, Inc. (a)	4,900	41,160
Canadian National Railway Co.	6,310	304,763
Con-way, Inc.	11,850	390,932
CSX Corp.	8,100	341,658
Ryder System, Inc.	12,312	499,252
Union Pacific Corp.	5,500	303,270
		1,881,035
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	2,200	206,206
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	16,048	129,507
TOTAL INDUSTRIALS		11,803,238
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.6%
Motorola, Inc.	58,350	500,060
Computers & Peripherals - 0.9%
NCR Corp. (a)	42,700	433,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	13,700	$ 191,115
Western Digital Corp. (a)	3,300	111,144
		735,664
Electronic Equipment & Components - 5.5%
Agilent Technologies, Inc.	32,400	801,576
Arrow Electronics, Inc. (a)	33,582	850,968
Avnet, Inc. (a)	37,456	928,160
Corning, Inc.	18,600	271,746
Flextronics International Ltd. (a)	91,870	595,318
Itron, Inc. (a)	3,387	203,355
Keyence Corp.	400	79,414
Tyco Electronics Ltd.	31,712	673,880
		4,404,417
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	13,180	300,636
Yahoo!, Inc. (a)	7,500	119,250
		419,886
IT Services - 0.9%
Accenture PLC Class A	7,850	291,078
Fiserv, Inc. (a)	800	36,696
Hewitt Associates, Inc. Class A (a)	3,131	111,213
The Western Union Co.	3,777	68,628
Visa, Inc. Class A	3,136	237,583
		745,198
Office Electronics - 1.0%
Xerox Corp.	99,870	751,022
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	30,200	368,440
ASML Holding NV (NY Shares)	17,855	481,014
Fairchild Semiconductor International, Inc. (a)	68,454	512,036
KLA-Tencor Corp.	3,400	110,534
Lam Research Corp. (a)	2,700	91,044
Maxim Integrated Products, Inc.	6,500	108,355
Micron Technology, Inc. (a)	41,363	280,855
MKS Instruments, Inc. (a)	6,682	104,506
National Semiconductor Corp.	19,900	257,506
Standard Microsystems Corp. (a)	9,253	178,213
		2,492,503
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
BMC Software, Inc. (a)	2,700	$ 100,332
Nintendo Co. Ltd.	400	100,335
Software AG (Bearer)	400	35,647
		236,314
TOTAL INFORMATION TECHNOLOGY		10,285,064
MATERIALS - 7.1%
Chemicals - 2.4%
Albemarle Corp.	18,123	572,324
Ashland, Inc.	2,300	79,442
Cabot Corp.	2,755	60,417
Calgon Carbon Corp. (a)	11,425	180,972
Celanese Corp. Class A	6,700	183,915
Cytec Industries, Inc.	2,660	88,232
FMC Corp.	5,100	260,610
Solutia, Inc. (a)	18,040	198,440
W.R. Grace & Co. (a)	12,100	264,869
		1,889,221
Construction Materials - 0.8%
HeidelbergCement AG	4,468	267,795
Texas Industries, Inc. (c)	3,000	99,870
Vulcan Materials Co. (c)	6,763	311,301
		678,966
Containers & Packaging - 1.6%
Ball Corp.	6,510	321,138
Owens-Illinois, Inc. (a)	21,315	679,522
Packaging Corp. of America	6,700	122,476
Rexam PLC	26,509	120,557
		1,243,693
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,100	58,512
Alcoa, Inc.	14,070	174,749
Barrick Gold Corp.	4,500	161,906
Commercial Metals Co.	6,100	90,524
Eldorado Gold Corp. (a)	6,900	76,847
Goldcorp, Inc.	1,600	58,778
Lihir Gold Ltd.	43,985	120,266
Newcrest Mining Ltd.	7,453	214,163
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	4,800	$ 208,608
Randgold Resources Ltd. sponsored ADR	3,600	240,156
		1,404,509
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	11,755	427,177
TOTAL MATERIALS		5,643,566
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	160	5,194
Iliad Group SA	329	35,681
Qwest Communications International, Inc. (c)	42,900	154,011
		194,886
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	75,000	222,000
TOTAL TELECOMMUNICATION SERVICES		416,886
UTILITIES - 6.5%
Electric Utilities - 3.5%
Allegheny Energy, Inc.	17,155	391,477
American Electric Power Co., Inc.	16,722	505,339
Entergy Corp.	8,770	672,834
Exelon Corp.	2,950	138,532
FirstEnergy Corp.	15,100	653,528
Pinnacle West Capital Corp.	14,300	447,876
		2,809,586
Gas Utilities - 0.2%
Energen Corp.	3,000	131,640
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	38,230	499,666
Calpine Corp. (a)	6,592	74,094
Constellation Energy Group, Inc.	8,300	256,636
Dynegy, Inc. Class A (a)	13,300	26,600
NRG Energy, Inc. (a)	10,000	229,900
		1,086,896
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.5%
PG&E Corp.	11,900	$ 486,591
Sempra Energy	13,973	718,911
		1,205,502
TOTAL UTILITIES		5,233,624
TOTAL COMMON STOCKS (Cost $96,563,182)		78,785,117
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00% (Cost $150,000)	3,000	103,620
Convertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (d)	$ 20,000	17,363
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (d)	50,000	61,235
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	172,000	72,068
TOTAL FINANCIALS		133,303
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	40,000	46,228
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	30,000	46,563
TOTAL INDUSTRIALS		92,791
Convertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	$ 30,000	$ 45,563
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	47,988
United States Steel Corp. 4% 5/15/14	50,000	66,188
		114,176
TOTAL CONVERTIBLE BONDS (Cost $306,751)		403,196
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	1,023,611	1,023,611
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	3,216,349	3,216,349
TOTAL MONEY MARKET FUNDS (Cost $4,239,960)		4,239,960
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $101,259,893)		83,531,893
NET OTHER ASSETS - (4.2)%		(3,399,146)
NET ASSETS - 100%		$ 80,132,747
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,010 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,469
Fidelity Securities Lending Cash Central Fund	53,059
Total	$ 56,528
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,394,690	$ 11,301,999	$ 92,691	$ -
Consumer Staples	3,811,106	3,811,106	-	-
Energy	7,908,203	7,903,859	4,344	-
Financials	19,363,485	19,166,213	197,272	-
Health Care	3,028,875	3,028,875	-	-
Industrials	11,803,238	11,803,238	-	-
Information Technology	10,285,064	10,105,315	179,749	-
Materials	5,643,566	5,309,137	334,429	-
Telecommunication Services	416,886	416,886	-	-
Utilities	5,233,624	5,233,624	-	-
Corporate Bonds	403,196	-	403,196	-
Money Market Funds	4,239,960	4,239,960	-	-
Total Investments in Securities:	$ 83,531,893	$ 82,320,212	$ 1,211,681	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
Canada	2.5%
Bermuda	1.9%
Switzerland	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.5%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $38,770,775 of which $5,235,611 and $33,535,164 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $3,003,498) - See accompanying schedule: Unaffiliated issuers (cost $97,019,933)	$ 79,291,933
Fidelity Central Funds (cost $4,239,960)	4,239,960
Total Investments (cost $101,259,893)		$ 83,531,893
Foreign currency held at value (cost $359)		357
Receivable for investments sold		313,119
Receivable for fund shares sold		42,510
Dividends receivable		41,754
Interest receivable		2,213
Distributions receivable from Fidelity Central Funds		1,057
Prepaid expenses		503
Other receivables		755
Total assets		83,934,161

Liabilities
Payable for investments purchased	$ 280,736
Payable for fund shares redeemed	156,468
Accrued management fee	36,282
Distribution fees payable	31,098
Other affiliated payables	26,966
Other payables and accrued expenses	53,515
Collateral on securities loaned, at value	3,216,349
Total liabilities		3,801,414

Net Assets		$ 80,132,747
Net Assets consist of:
Paid in capital		$ 137,333,882
Undistributed net investment income		113,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,586,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,728,033)
Net Assets		$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,403,920 ÷ 4,119,405 shares)	$ 9.81

Maximum offering price per share (100/94.25 of $9.81)	$ 10.41
Class T: Net Asset Value and redemption price per share ($19,978,381 ÷ 2,051,775 shares)	$ 9.74

Maximum offering price per share (100/96.50 of $9.74)	$ 10.09
Class B: Net Asset Value and offering price per share ($4,827,908 ÷ 505,862 shares)A	$ 9.54

Class C: Net Asset Value and offering price per share ($9,692,426 ÷ 1,017,532 shares)A	$ 9.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,230,112 ÷ 529,307 shares)	$ 9.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 1,404,317
Interest		26,409
Income from Fidelity Central Funds		56,528
Total income		1,487,254

Expenses
Management fee Basic fee	$ 417,604
Performance adjustment	(20,643)
Transfer agent fees	237,064
Distribution fees	312,757
Accounting and security lending fees	29,703
Custodian fees and expenses	47,378
Independent trustees' compensation	547
Registration fees	62,540
Audit	51,411
Legal	716
Miscellaneous	1,185
Total expenses before reductions	1,140,262
Expense reductions	(88,938)	1,051,324
Net investment income (loss)		435,930
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,593,940)
Foreign currency transactions	4,254
Total net realized gain (loss)		(33,589,686)
Change in net unrealized appreciation (depreciation) on: Investment securities	41,027,296
Assets and liabilities in foreign currencies	314
Total change in net unrealized appreciation (depreciation)		41,027,610
Net gain (loss)		7,437,924
Net increase (decrease) in net assets resulting from operations		$ 7,873,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 435,930	$ 734,528
Net realized gain (loss)	(33,589,686)	(5,911,477)
Change in net unrealized appreciation (depreciation)	41,027,610	(80,878,614)
Net increase (decrease) in net assets resulting from operations	7,873,854	(86,055,563)
Distributions to shareholders from net investment income	(401,567)	-
Distributions to shareholders from net realized gain	-	(11,178,467)
Total distributions	(401,567)	(11,178,467)
Share transactions - net increase (decrease)	(18,715,333)	(6,964,049)
Total increase (decrease) in net assets	(11,243,046)	(104,198,079)

Net Assets
Beginning of period	91,375,793	195,573,872
End of period (including undistributed net investment income of $113,513 and undistributed net investment income of $520,308, respectively)	$ 80,132,747	$ 91,375,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Income from Investment Operations
Net investment income (loss) C	.06	.08	.03	.03	.01
Net realized and unrealized gain (loss)	1.46	(7.33)	2.18	2.25	1.64
Total from investment operations	1.52	(7.25)	2.21	2.28	1.65
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(.97)	(.43)	(.23)	(.03)
Total distributions	(.04)	(.97)	(.43)	(.23)	(.03)
Net asset value, end of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Total Return A, B	18.41%	(46.38)%	15.28%	18.11%	14.84%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.34%	1.25%	1.35%	1.62%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.76%	.65%	.22%	.24%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,404	$ 39,288	$ 75,384	$ 47,960	$ 15,657
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.04	.05	- G	- G	(.03)
Net realized and unrealized gain (loss)	1.45	(7.30)	2.16	2.23	1.64
Total from investment operations	1.49	(7.25)	2.16	2.23	1.61
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.39)	(.20)	(.02)
Total distributions	(.04)	(.93)	(.39)	(.20)	(.02)
Net asset value, end of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Total Return A, B	18.09%	(46.50)%	15.01%	17.78%	14.54%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.59%	1.49%	1.59%	1.86%
Expenses net of fee waivers, if any	1.50%	1.50%	1.49%	1.50%	1.53%
Expenses net of all reductions	1.50%	1.50%	1.49%	1.49%	1.52%
Net investment income (loss)	.51%	.40%	(.03)%	(.01)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,978	$ 22,523	$ 53,229	$ 43,716	$ 22,938
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) C	- G	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.41	(7.20)	2.14	2.22	1.64
Total from investment operations	1.41	(7.21)	2.06	2.15	1.55
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.15)	(.01)
Total distributions	(.03)	(.93)	(.33)	(.15)	(.01)
Net asset value, end of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Total Return A, B	17.43%	(46.75)%	14.39%	17.21%	14.01%
Ratios to Average Net Assets D, F
Expenses before reductions	2.12%	2.10%	2.03%	2.15%	2.44%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	.01%	(.10)%	(.54)%	(.51)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,828	$ 5,919	$ 15,565	$ 14,625	$ 12,084
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) C	- G	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.42	(7.19)	2.13	2.22	1.63
Total from investment operations	1.42	(7.20)	2.05	2.15	1.54
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.17)	-
Total distributions	(.03)	(.93)	(.33)	(.17)	-
Net asset value, end of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Total Return A, B	17.60%	(46.78)%	14.37%	17.22%	13.96%
Ratios to Average Net Assets D, F
Expenses before reductions	2.11%	2.09%	2.02%	2.13%	2.42%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	.01%	(.10)%	(.54)%	(.51)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,692	$ 10,418	$ 25,733	$ 19,093	$ 9,007
Portfolio turnover rate E	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Income from Investment Operations
Net investment income (loss) B	.08	.12	.08	.07	.03
Net realized and unrealized gain (loss)	1.47	(7.38)	2.18	2.25	1.66
Total from investment operations	1.55	(7.26)	2.26	2.32	1.69
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	-	(1.02)	(.46)	(.26)	(.03)
Total distributions	(.04)	(1.02)	(.46)	(.26)	(.03)
Net asset value, end of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Total Return A	18.74%	(46.27)%	15.61%	18.32%	15.16%
Ratios to Average Net Assets C, E
Expenses before reductions	1.16%	1.09%	.95%	1.00%	1.32%
Expenses net of fee waivers, if any	1.00%	1.00%	.95%	1.00%	1.05%
Expenses net of all reductions	1.00%	1.00%	.95%	.99%	1.03%
Net investment income (loss)	1.01%	.90%	.51%	.49%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,230	$ 13,229	$ 25,663	$ 6,140	$ 2,148
Portfolio turnover rate D	58%	49%	43%	35%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 17, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,712,901
Gross unrealized depreciation	(26,291,531)
Net unrealized appreciation (depreciation)	$ (18,578,630)

Tax Cost	$ 102,110,523

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 148,303
Capital loss carryforward	$ (38,770,775)
Net unrealized appreciation (depreciation)	$ (18,578,663)

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 401,567	$ 314,047
Long-term Capital Gains	-	10,864,420
Total	$ 401,567	$ 11,178,467

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,097,606 and $62,227,245, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annual management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 88,330	$ 1,259
Class T	.25%	.25%	91,644	248
Class B	.75%	.25%	46,138	34,754
Class C	.75%	.25%	86,645	6,923
			$ 312,757	$ 43,184

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,529
Class T	3,747
Class B*	16,192
Class C*	2,094
$ 28,562

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 113,476.32
Class T	59,777.33
Class B	14,828.32
Class C	27,823.32
Institutional Class	21,160.30
	$ 237,064

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,470 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $53,059.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 38,953
Class T	1.50%	22,314
Class B	2.00%	5,568
Class C	2.00%	9,694
Institutional Class	1.00%	10,809
		$ 87,338

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,600 for the period.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Class A	$ 183,353	$ -
Class T	94,149	-
Class B	21,637	-
Class C	38,058	-
Institutional Class	64,370	-
Total	$ 401,567	$ -
From net realized gain
Class A	$ -	$ 4,356,510
Class T	-	2,907,666
Class B	-	872,761
Class C	-	1,452,724
Institutional Class	-	1,588,806
Total	$ -	$ 11,178,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class A
Shares sold	1,395,336	1,938,322	$ 11,224,821	$ 25,081,877
Reinvestment of distributions	24,355	278,824	172,677	4,132,165
Shares redeemed	(2,017,298)	(2,055,820)	(15,702,100)	(25,953,328)
Net increase (decrease)	(597,607)	161,326	$ (4,304,602)	$ 3,260,714
Class T
Shares sold	777,416	406,480	$ 6,292,773	$ 5,205,173
Reinvestment of distributions	12,952	189,698	91,314	2,801,832
Shares redeemed	(1,456,823)	(1,110,546)	(10,836,897)	(14,265,802)
Net increase (decrease)	(666,455)	(514,368)	$ (4,452,810)	$ (6,258,797)
Class B
Shares sold	81,099	199,948	$ 627,773	$ 2,416,028
Reinvestment of distributions	2,853	52,366	19,798	765,061
Shares redeemed	(303,758)	(481,445)	(2,217,010)	(6,047,926)
Net increase (decrease)	(219,806)	(229,131)	$ (1,569,439)	$ (2,866,837)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2009	2008	2009	2008
Class C
Shares sold	351,278	244,999	$ 2,823,183	$ 3,130,670
Reinvestment of distributions	4,891	88,900	33,894	1,296,157
Shares redeemed	(618,264)	(635,791)	(4,563,797)	(8,055,365)
Net increase (decrease)	(262,095)	(301,892)	$ (1,706,720)	$ (3,628,538)
Institutional Class
Shares sold	241,804	926,870	$ 1,801,225	$ 12,034,051
Reinvestment of distributions	6,706	93,037	47,816	1,382,526
Shares redeemed	(1,299,236)	(981,521)	(8,530,803)	(10,887,168)
Net increase (decrease)	(1,050,726)	38,386	$ (6,681,762)	$ 2,529,409

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sale of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividend	Capital Gain
Institutional Class	12/07/09	12/04/09	$0.062	$0.005

The fund designates 69% of the dividend distributed in December 2008 as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed in December 2008 as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Advisor Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Value Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that the fund's management fee includes a performance adjustment component (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance adjustment took effect on June 1, 2009, after the periods shown in the chart above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2008 and the total expenses of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-UANN-1209
1.809013.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2009, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Advisor Value Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$145,000	$-	$5,600	$-
Fidelity Advisor High Income Advantage Fund	$67,000	$-	$5,600	$-
Fidelity Advisor High Income Fund	$60,000	$-	$5,600	$-
Fidelity Advisor Value Fund	$40,000	$-	$5,700	$-

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$125,000	$-	$5,600	$-
Fidelity Advisor High Income Advantage Fund	$57,000	$-	$5,600	$-
Fidelity Advisor High Income Fund	$50,000	$-	$5,600	$-
Fidelity Advisor Value Fund	$38,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2009A	October 31, 2008A
Audit-Related Fees	$685,000	$745,000
Tax Fees	$2,000	$-
All Other Fees	$215,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2009 A	October 31, 2008 A
Deloitte Entities	$970,000	$1,405,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2009